As filed with the Securities and Exchange

Commission on April 30, 2024
1933 Act File No. 333

1940 Act File No. 811-08568
U.S
. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.
20549
FORM N-2
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. [ ]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 4 [ ]

(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND

(Exact Name of Registrant as Specified in Charter)
200 Berkeley Street
,

Boston
,
Massachusetts
02116
-2805

(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code:

1-800-225-6020
Christopher Sechler, Esq.

200 Berkeley Street,

Boston, Massachusetts 02116-2805

Name and Address (of Agent for Service)
Copies of Communications to:
Mark P. Goshko, Esq.

K&L Gates LLP

One Congress Street

Suite 2900

Boston, Massachusetts 02114
Approximate Date of Proposed Public Offering: From time to time after the effective date of this Registration Statement.
If any of the securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [
√
]
If this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto, check the following box. [
√
]
If this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act, check the following box. 
If this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act, check the following box


It is proposed that this filing will become effective (check appropriate box):

[X]	when declared effective pursuant to section 8(c)
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed registration statement.
[ ]
This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities
Act registration statement number of the earlier effective registration statement for the same offering is________.

[ ]
This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is________.

[ ]
This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is________.

Check each box that appropriately characterizes the Registrant:

[X]	Registered closed-end fund.
[ ]	Business development company.
[ ]	Interval fund.
[X]	A.2 Qualified.
[ ]	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
[ ]	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).
[ ]	New Registrant.
The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the

Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the
Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Base Prospectus Dated June
28
,
2024
1,500,000 Shares

John Hancock Financial Opportunities Fund

Common Shares
John Hancock Financial Opportunities Fund (the “Fund” or “fund”) is a diversified, closed-end management investment company. The fund
commenced
operations in August 1994 following an initial public offering.
Investment
Objectives
.

The
fund
’s primary investment objective is to provide a high level of total return consisting of long-term capital appreciation
and current income. There can be no assurance that the fund will achieve its investment objective.
The Offering.

The
fund
may offer, from time to time, in one or more offerings, the
fund
’s common shares of beneficial interest, no par value
(“Common Shares”). Common Shares may be offered at prices and on terms to be set forth in one or more supplements to this Prospectus (each, a
“Prospectus Supplement”). You should read this Prospectus and the applicable Prospectus Supplement carefully before you invest in Common
Shares.
Common Shares may be offered directly to one or more purchasers, through agents designated from time to time by the fund
, or to or through
underwriters or dealers. The Prospectus Supplement relating to the offering will identify any agents, underwriters or dealers involved in the offer or sale of Common Shares, and will set forth any applicable offering price, sales, load, fee, commission or discount arrangement between the fund
and
its agents or underwriters, or among its underwriters, or the basis upon which such amount may be calculated, net proceeds and use of proceeds, and the terms of any sale. The
fund
may not sell any Common Shares through agents, underwriters or dealers without delivery of a Prospectus Supplement describing the method and terms of the particular offering of the Common Shares.
Investment Strategy.

Under normal circumstances, the
fund
will invest at least 80% (plus any borrowings for investment purposes) of its net assets in equity securities of U.S. and foreign financial services companies of any size. These companies may include, but are not limited to, banks, thrifts, finance and financial technology companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies. The
fund
may invest up to 20% of its total assets in common and preferred equity securities and other preferred securities of foreign banking, lending and financial services companies, including securities quoted in foreign currencies.
Investment Advisor and Subadvisor.

The
fund
’s investment advisor is John Hancock Investment Management LLC (the “Advisor” or “JHIM”) and its
subadvisor is Manulife Investment Management (US) LLC (the “Subadvisor”
or “subadvisor”
).
Exchange listing.

The
fund
’s currently outstanding Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “BTO.”
Any new Common Shares offered and sold hereby are expected to be listed on the NYSE and trade under this symbol. As of June 21,
2024
, the last
reported sale price for the Common Shares was $
[
TBU-TPS]
.
Leverage.

The
fund
may use leverage to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”), this Prospectus, and a liquidity agreement dated June 16, 2015 (the “LA”). See “—Other Investment Policies—Borrowing.” The LA includes a line of credit and may utilize securities lending and reverse repurchase agreements. The
fund
’s leverage strategy may not be successful. In addition, new Rule 18f-4 will
impact
how the
fund may use
leverage and certain borrowings and other investments
. See “Hedging, Derivative and Other Strategic Transactions Risk” for
additional information.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life
Insurance Company and are used by its affiliates under license.

The Common Shares have traded both at a premium and a discount to net asset value (“NAV”). The fund
cannot predict whether
Common Shares will trade in the future at a premium or discount to NAV. The provisions of the 1940 Act generally require that the public offering price of common shares (less any underwriting commissions and discounts) must equal or exceed the NAV per share of a company’s common stock (calculated within 48 hours of pricing). The fund
’s issuance of Common Shares may have an adverse effect
on prices in the secondary market for the
fund
’s Common Shares by increasing the number of Common Shares available, which may put downward pressure on the market price for the
fund
’s Common Shares. Shares of common stock of closed-end investment companies frequently trade at a discount from NAV, which may increase investors’ risk of loss.
Investing in the
fund
’s Common Shares involves certain risks. See “Risk Factors” beginning on page
22
.
Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
This Prospectus, together with any applicable Prospectus Supplement, sets forth concisely the information about the fund
that a prospective investor
should know before investing. You should read this Prospectus and the applicable Prospectus Supplement, which contain important information, before deciding whether to invest in the Common Shares. You should retain the Prospectus and Prospectus Supplement for future reference. A
Statement of Additional Information (“SAI”), dated June
28
,
2024
, containing additional information about the
fund
, has been filed with the SEC and is
incorporated by reference in its entirety into this Prospectus.
A copy of the SAI may be obtained without charge by calling 800-225-6020 (toll-free) or from the SEC’s website at sec.gov. Copies of the
fund
’s annual report and semi-annual report and other information about the fund
may be obtained
upon request by writing to the
fund
, by calling 800-225-6020, or by visiting the
fund
’s website at https://www.jhinvestments.com/resources/all-resources/other/john-hancock-financial-opportunities-fund-annual-report.
You also may obtain a copy of any information regarding the
fund
filed with
the SEC from the SEC’s website (sec.gov).
The
fund
’s Common Shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Prospectus dated June
28
,
2024
You should rely only on the information contained in, or incorporated by reference into, this Prospectus
,
any related Prospectus
Supplement
and the SAI
in making your investment decisions. The
fund
has not authorized any person to provide you with different
information. If anyone provides you with different or inconsistent information, you should not rely on it. The fund
is not making an offer
to sell the Common Shares in any jurisdiction where the offer or sale is not permitted. You should assume that the information in this
Prospectus and any Prospectus Supplement is accurate only as of the dates on their covers. The fund
’s business, financial condition
and prospects may have changed since the date of its description in this Prospectus or the date of its description in any Prospectus
Supplement.

Table of contents

Prospectus Summary

This is only a summary. You should review the more detailed information elsewhere in this prospectus (“Prospectus”), in any related supplement to this
Prospectus (each, a “Prospectus Supplement”), and in the Statement of Additional Information (the “SAI”) prior to making an investment in the fund
. See
“Risk Factors.”
The Fund
John Hancock Financial Opportunities
fund
(the “Fund”
or “fund”
) is a diversified, closed-end management investment company. The fund
commenced
operations in August 1994 following an initial public offering.
Investment
Objectives
The
fund
’s primary investment objective is to provide a high level of total return consisting of long-term capital appreciation and current income. There can be no assurance that the
fund
will achieve its investment objective. The
fund
’s investment objective is not fundamental and may be changed without shareholder approval.
The Offering
The
fund
may offer, from time to time, in one or more offerings, up to 1,500,000 of the fund
’s common shares of beneficial interest, no par value
(“Common Shares”), on terms to be determined at the time of the offering. The Common Shares may be offered at prices and on terms to be set forth in one or more Prospectus Supplements. You should read this Prospectus and the applicable Prospectus Supplement carefully before you invest in
Common Shares. Common Shares may be offered directly to one or more purchasers, through agents designated from time to time by the fund
, or to or
through underwriters or dealers. The Prospectus Supplement relating to the offering will identify any agents, underwriters or dealers involved in the offer or sale of Common Shares, and will set forth any applicable offering price, sales load, fee, commission or discount arrangement between the fund

and its agents or underwriters, or among its underwriters, or the basis upon which such amount may be calculated, net proceeds and use of proceeds, and the terms of any sale. See “Plan of Distribution.” The
fund
may not sell any Common Shares through agents, underwriters or dealers without delivery of a Prospectus Supplement describing the method and terms of the particular offering of Common Shares.
Listing and Symbol
The
fund
’s currently outstanding Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “BTO.” Any new Common Shares offered and sold hereby will be listed on the NYSE and trade under this symbol. As of June 21,
2024
, the last reported sale price for the Common
Shares was $
[
TBU-TPS]
.
Investment Strategy
Under normal circumstances, the
fund
will invest at least 80% of its net assets in equity securities of U.S. and foreign financial services companies of any size. These companies may include, but are not limited to, banks, thrifts, finance and financial technology companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies. The equity securities in which the fund
may invest are common stocks,
preferred stocks, warrants, stock purchase rights, securities convertible into other equity securities. “Net assets” is defined as net assets plus any borrowings for investment purposes. The
fund
will notify shareholders at least 60 days prior to any change in this 80% policy.
The
fund
may invest up to 20% of its total assets in common and preferred equity securities and other preferred securities of foreign banking, lending and financial services companies, including securities quoted in foreign currencies.
The fund may invest in investment grade securities for lower volatility and yields that potentially meet or exceed the fund’s distribution.
Under normal market conditions, the
fund
may invest up to 20% of its net assets in the common and preferred equity securities and other preferred securities of non-financial services companies. The
fund
may also invest in debt securities, and
typically
will invest in debt securities that are rated, at
the time of purchase, BB or below by
S
&
P Global
Ratings
(“Standard & Poor's”) or Ba or below by Moody's Investors Service, Inc. (“Moody's”), or if unrated by such rating organizations, determined by the Adviser (as defined below) to be of comparable quality. The fund
will not purchase debt
securities rated below C or which are in default at the time of purchase. Debt securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as “junk bonds” and are considered by Moody's and Standard & Poor’s to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business financial or economic conditions. In some cases, such obligations may be highly speculative and have extremely poor prospects for reaching investment grade standing and may be in default. As a result, investment in such obligations will entail greater speculative risks than those associated with investment in investment grade obligations (i.e., obligations rated AAA, AA, A or BBB by Standard & Poor's or Aaa, Aa, A or Baa by Moody's). The
descriptions of the investment grade rating categories by Moody’s and S&P, including a description of their speculative characteristics, are set forth in the SAI. With respect to the
fund
’s investments in fixed-income or debt securities, the
fund
may invest in higher quality instruments for temporary or
defensive purposes.
1

Investment Advisor and Subadvisor
The
fund
’s investment advisor is John Hancock Investment Management LLC (the “Advisor” or “JHIM”) and its subadvisor is Manulife Investment
Management (US) LLC (the “Subadvisor”
or “subadvisor”
).
JHIM, the
fund
’s investment advisor, is an indirect principally owned subsidiary of Manulife Financial Corporation. The Advisor is responsible for overseeing the management of the
fund
, including its day-to-day business operations and monitoring the subadvisor
. As of March 31,
2024
, the Advisor
had total assets under management of approximately $
162.5
billion.
The
subadvisor
handles the fund’s portfolio management activity, subject to oversight by the Advisor. The subadvisor
, organized in 1968, is a wholly
owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial, a publicly held, Canadian-based company). As of March 31,
2024
, the
subadvisor
had total assets under management of approximately $
206.3
billion.
See “Management of the Fund—The Advisor” and “—The Subadvisor.”
Distributions
The
fund
makes regular quarterly distributions to holders of Common Shares (the “Common Shareholders”) sourced from the fund
’s cash available for
distribution. “Cash available for distribution” consists of the fund
’s (i) investment company taxable income, which includes among other things, dividend and ordinary income after payment of
fund
expenses, the excess of net short-term capital gain over net long-term capital loss, and income from certain hedging and interest rate transactions, and (ii) net long-term capital gain (gain from the sale of capital assets held longer than one year). The Board of
Trustees of the
fund
(the “Board”) may modify this distribution policy at any time without obtaining the approval of Common Shareholders.
Pursuant to the requirements of the 1940 Act, in the event the fund
makes distributions from sources other than income, a notice will accompany each quarterly distribution with respect to the estimated sources of the distribution made. Such notices will describe the portion, if any, of the quarterly dividend which, in the
fund
’s good faith judgment, constitutes long-term capital gain, short-term capital gain, net investment income or a return of capital. The actual character of such dividend distributions for U.S. federal income tax purposes, however, will only be determined finally by the fund
at
the close of its fiscal year, based on the
fund
’s full year performance and its actual net investment company taxable income and net capital gain for the year, which may result in a recharacterization of amounts distributed during such fiscal year from the characterization in the quarterly estimates.
If, for any calendar year, as discussed above, the total distributions made exceed the fund
’s net investment taxable income and net capital gain, the
excess generally will be treated as a return of capital to each Common Shareholder (up to the amount of the Common Shareholder’s basis in his or her
Common Shares) and thereafter as gain from the sale of Common Shares. The amount treated as a return of capital reduces the Common Shareholder’s adjusted basis in his or her Common Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her Common Shares. Distributions in any year may include a substantial return of capital component.
Distribution rates are based on projected quarterly cash available for distribution, which may result in fluctuations in quarterly rates. As a result, the distributions paid by the
fund
for any particular quarter may be more or less than the amount of cash available for distribution from that quarterly period. In certain circumstances, the
fund
may be required to sell a portion of its investment portfolio to fund distributions. Distributions will reduce the
Common Shares’ net asset value (“NAV”).
The
fund
has adopted a managed distribution plan (Plan). Under the Plan, the fund
makes quarterly distributions of an amount equal to $
0.6500
per
share, which will be paid quarterly until further notice. The fund
may make additional distributions: (i) for purposes of not incurring federal income tax at the
fund
level of investment company taxable income and net capital gain, if any, not included in such regular distributions; and (ii) for purposes of not incurring federal excise tax on ordinary income and capital gain net income, if any, not included in such regular distributions. The Plan provides that the
Board of Trustees of the
fund
may amend the terms of the Plan or terminate the Plan at any time without prior notice to the fund
’s shareholders. The Plan
is subject to periodic review by the fund’s Board of Trustees.
Dividend Reinvestment Plan
The
fund
has established an automatic dividend reinvestment plan (the “Plan”). Under the Plan, distributions of dividends and capital gain are automatically reinvested in Common Shares of the
fund
by Computershare Trust Company, N.A. Every shareholder holding at least one full share of the fund
will be automatically enrolled in the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash. Common
Shareholders who intend to hold their Common Shares through a broker or nominee should contact such broker or nominee regarding the Plan. See
“Dividend Reinvestment Plan.”
Closed-End Fund Structure
Closed-end funds differ from open-end management investment companies (which generally are referred to as “mutual funds”) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. Mutual funds do not trade on securities exchanges and issue securities redeemable at the option of the shareholder. The continuous outflows of assets in a mutual fund can make it difficult to manage the fund’s investments. Closed-end funds generally are able to stay more fully invested in securities that are consistent with their investment objectives and also have greater flexibility to make certain types of investments and to use certain investment strategies, such as
2

financial leverage and investments in illiquid securities. The fund
’s Common Shares are designed primarily for long-term investors; you should not purchase Common Shares if you intend to sell them shortly after purchase.
Common shares of closed-end funds frequently trade at prices lower than their NAV. Since inception, the market price of the Common Shares has fluctuated and at times has traded below the
fund
’s NAV and at times has traded above the
fund
’s NAV. The
fund
cannot predict whether in the future the
Common Shares will trade at, above or below NAV. In addition to NAV, the market price of the fund
’s Common Shares may be affected by such factors as
the
fund
’s dividend stability, dividend levels, which are in turn affected by expenses, and market supply and demand.
In recognition of the possibility that the Common Shares may trade at a discount from their NAV, and that any such discount may not be in the best interest of Common Shareholders, the Board, in consultation with the Advisor, from time to time may review possible actions to reduce any such discount. There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the
Common Shares trading at a price equal to or close to NAV per Common Share. In the event that the fund
conducts an offering of new Common Shares
and such offering constitutes a “distribution” under Regulation M, the fund
and certain of its affiliates may be subject to an applicable restricted period that could limit the timing of any repurchases by the
fund
.
3

Summary of Risks

The
fund
’s principal risk factors are listed below by general risks and strategy risks. The fund
’s main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page
22
of this Prospectus.
General Risks
Anti-takeover Provisions.

The
fund
’s Declaration of Trust includes provisions that could limit the ability of other persons or entities to acquire control of the
fund
or to change the composition of its Board. These provisions may deprive shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See “Certain Provisions in the Declaration of Trust and By-Laws—Anti-takeover provisions.”
Defensive Positions Risk.

During periods of adverse market or economic conditions, the fund
may temporarily invest all or a substantial portion of its
total assets in short-term money market instruments, securities with remaining maturities of less than one year, cash or cash equivalents. The fund
will
not be pursuing its investment objective in these circumstances and could miss favorable market developments.
Distribution Risk.

There can be no assurance that quarterly distributions paid by the fund
to shareholders will be maintained at current levels or
increase over time. The quarterly distributions shareholders receive from the fund
are derived from the
fund
’s dividends and interest income after
payment of
fund
expenses. The
fund
’s cash available for distribution may vary widely over the short- and long-term. If, for any calendar year, the total distributions made exceed the
fund
’s net investment taxable income and net capital gain, the excess generally will be treated as a return of capital to each Common Shareholder (up to the amount of the Common Shareholder’s basis in his or her Common Shares) and thereafter as gain from the sale of
Common Shares. The amount treated as a return of capital reduces the Common Shareholder’s adjusted basis in his or her Common Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her Common Shares. Distributions in any year may include a substantial return of capital component.
Economic and market events risk.

Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
ESG integration risk.

The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria.
Industry or Sector Risk.

When a fund focuses its investments in certain
sectors of the economy
,

its performance may be driven largely by

sector
performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
To the extent that a fund invests in securities of
companies in the financial services sector
, the
fund

may be significantly affected by economic
,
market,
and business developments
,
borrowing costs
,
interest-
rate fluctuations,

competition
, and
government regulation,

among other factors, impacting that sector
.
Leverage Risk.

The
fund
is authorized to utilize leverage through borrowings, reinvestment of securities lending collateral or reverse repurchase agreement proceeds, and/or the issuance of preferred shares, including the issuance of debt securities. The fund
is party to the LA as described in
“—Description of Capital Structure—Liquidity Facility.”
The
fund
utilizes the LA to increase its assets available for investment. When the fund
leverages its assets, Common Shareholders bear the fees
associated with the LA and have the potential to benefit or be disadvantaged from the use of leverage. In addition, the fee paid to the Advisor is calculated on the basis of the
fund
’s average daily managed assets, including proceeds from borrowings and/or the issuance of any preferred shares, so the fee will be higher when leverage is utilized, which may create an incentive for the Advisor to employ financial leverage. Consequently, the fund
and
the Advisor may have differing interests in determining whether to leverage the fund
’s assets. Leverage creates risks that may adversely affect the return for the Common Shareholders, including:
•
the likelihood of greater volatility of NAV and market price of Common Shares;
•
fluctuations in the interest rate paid for the use of the LA;
•
increased operating costs, which may reduce the
fund
’s total return;
•
the potential for a decline in the value of an investment acquired through leverage, while the fund
’s obligations under such leverage remains fixed;
and
•
the
fund
is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.

To the
extent the returns derived from securities purchased with proceeds received from leverage exceeds the cost of leverage, the fund
’s distributions
may be greater than if leverage had not been used. Conversely, if the returns from the securities purchased with such proceeds are not sufficient to cover the cost of leverage, the amount available for distribution to Common Shareholders will be less than if leverage had not been used. In the
4

latter case, the Advisor, in its best judgment, may nevertheless determine to maintain the fund
’s leveraged position if it deems such action to be
appropriate. The costs of a borrowing program and/or an offering of preferred shares would be borne by Common Shareholders and consequently would result in a reduction of the NAV of Common Shares.

In addition to the risks created by the
fund
’s use of leverage, the
fund
is subject to the
risk that it would be unable to timely, or at all, obtain replacement financing if the LA is terminated. For more information regarding termination, see “—Description of Capital Structure—Liquidity Facility.”
LIBOR
discontinuation risk
.

The
official publication of the London Interbank Offered Rate

(
LIBOR
),

which many debt securities, derivatives and other
financial instruments traditionally utilized
as the reference or benchmark rate for interest rate calculations
,
was discontinued as

of
June 30, 2023.
However,
a subset of LIBOR settings will continue to be published on a

“
synthetic”

basis.

The synthetic publication of the one-
,
three-

and six-
month
U.S.
dollar LIBOR will continue until September
30, 2024.
The discontinuation of LIBOR and a transition to replacement rates may lead to volatility and illiquidity in markets and may adversely affect the fund’s performance
.
Market Discount Risk
.

The
fund
’s Common Shares will be offered only when Common Shares of the fund
are trading at a price equal to or above the
fund
’s NAV per Common Share plus the per Common Share amount of commissions. As with any security, the market value of the Common Shares may increase or decrease from the amount initially paid for the Common Shares. The fund
’s Common Shares have traded at both a premium and at a
discount to NAV. The shares of closed-end management investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that the
fund
’s NAV could decrease as a result of investment activities. Investors bear a risk of loss to the extent that the price at which they sell their shares is lower in relation to the fund
’s NAV than at the time of purchase, assuming a stable NAV.
Operational and cybersecurity risk
.

Cybersecurity breaches may allow an unauthorized party to gain access to fund assets
,
customer data
,
or
proprietary information
,
or cause a fund or its service providers to suffer data corruption or lose operational functionality
.
Similar incidents

affecting
issuers of
a fund
’s
securities may negatively

impact performance.

Operational risk may arise from human error
,
error by third parties,

communication
errors,

or technology failures,

among other causes
.
Secondary Market for the Common Shares.

The issuance of new Common Shares may have an adverse effect on the secondary market for the
Common Shares. When Common Shares are trading at a premium, the fund
may issue new Common Shares of the
fund
. The increase in the amount of
the
fund
’s outstanding Common Shares resulting from the offering of new Common Shares may put downward pressure on the market price for the
Common Shares of the
fund
. Common Shares will not be issued at any time when Common Shares are trading at a price lower than a price equal to the fund
’s NAV per Common Share plus the per Common Share amount of commissions.
The
fund
also issues Common Shares through its dividend reinvestment plan. Common Shares may be issued under the plan at a discount to the market price for such Common Shares, which may put downward pressure on the market price for Common Shares of the fund
.
The voting power of current Common Shareholders will be diluted to the extent that such shareholders do not purchase shares in any future Common
Share offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if the proceeds of such offering are unable to be invested as intended, the
fund
’s per Common Share distribution may decrease (or may consist of return of capital) and the fund
may not participate in
market advances to the same extent as if such proceeds were fully invested as planned.
Tax Risk.

To qualify for the special tax treatment available to regulated investment companies, the fund
must: (i) derive at least 90% of its annual gross
income from certain kinds of investment income; (ii) meet certain asset diversification requirements at the end of each quarter; and (iii) distribute in each taxable year at least 90% of its net investment income (including net interest income and net short-term capital gain). If the fund
failed to meet any
of these requirements, subject to the opportunity to cure such failures under applicable provisions of the Internal Revenue Code of 1986, as amended
(the “Code”), the
fund
would be subject to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to its shareholders. All distributions by the fund
from earnings and profits, including distributions of net capital gain (if any), would be taxable to the shareholders as ordinary income. To the extent designated by the fund
, such distributions generally would be eligible (i) to
be treated as qualified dividend income in the case of individual and other non-corporate shareholders and (ii) for the dividends received deduction in the case of corporate shareholders, provided that in each case the shareholder meets applicable holding period requirements. In addition, in order to requalify for taxation as a regulated investment company, the fund
might be required to recognize unrealized gain, pay substantial taxes and interest, and make certain distributions. See “U.S. Federal Income Tax Matters.”
The tax treatment and characterization of the
fund
’s distributions may vary significantly from time to time due to the nature of the fund
’s investments.
The ultimate tax characterization of the
fund
’s distributions in a calendar year may not finally be determined until after the end of that calendar year. The fund
may make distributions during a calendar year that exceed the fund
’s net investment income and net realized capital gain for that year. In such a situation, the amount by which the
fund
’s total distributions exceed net investment income and net realized capital gain generally would be treated as a return of capital up to the amount of the Common Shareholder’s tax basis in his or her Common Shares, with any amounts exceeding such basis treated as gain from the sale of his or her Common Shares. The
fund
’s income distributions that qualify for favorable tax treatment may be affected by Internal
Revenue Service (“IRS”) interpretations of the Code and future changes in tax laws and regulations all of which may apply with retroactive effect. See
“U.S. Federal Income Tax Matters.”
No assurance can be given as to what percentage of the distributions paid on the Common Shares, if any, will consist of long-term capital gain or what the tax rates on various types of income will be in future years.
5

Strategy Risks
Banking
industry risk
.

Commercial banks, savings and loan associations, and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries, and significant competition. Profitability of these businesses depends significantly upon the availability and cost of capital funds. Commercial banks and savings associations are subject to extensive state regulation.
Credit and counterparty risk.

The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund
’s securities could affect the
fund
’s
performance.
Equity securities risk.

The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.
Fixed-income securities risk.

A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.
Credit quality risk.

Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. An issuer’s credit quality could deteriorate as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors. Funds that may invest in lower-rated fixed-income securities, commonly referred to as junk securities, are riskier than funds that may invest in higher-rated fixed-income securities.
Interest rate risk.

A sharp and unexpected rise in interest rates could impair the fund’s ability to maintain a stable net asset value. A low interest rate environment may prevent the fund from providing a positive yield to shareholders or paying fund expenses out of fund assets and could impair the fund’s ability to maintain a stable net asset value.
Investment-grade fixed-income securities in the lowest rating category risk.

Investment-grade fixed-income securities in the lowest rating category (such as Baa by Moody’s Investors Service, Inc. or BBB by S&P Global Ratings or Fitch Ratings, as applicable, and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.
Prepayment of principal risk.

Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the borrower more quickly than originally anticipated and the fund may have to invest the proceeds in securities with lower yields.
Securities
subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves
.
Foreign securities risk.

Less information may be publicly available regarding foreign issuers
, including foreign government issuers
. Foreign
securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.
The risks of investing in foreign securities are magnified in emerging markets.
Depositary
receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Currency risk.

Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments.
Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or currency controls or political developments in the United States or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards, and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.
6

Hedging, derivatives
,
and other strategic transactions risk
The ability of a fund to utilize hedging
, derivatives, and other strategic transactions
to benefit the fund will depend in part on its manager’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors,

none of which can be
assured. The skills required to utilize hedging and other strategic transactions are different from those needed to select a fund’s securities.
Even if the
manager only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market
, if the transaction does not have the desired outcome,
it
could result in a significant loss to
a fund
. The
amount of loss could be
more than the
principal amount invested.
These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed
,
thereby magnifying the impact of any resulting gain or loss.

For example
, the
potential loss from the use of futures can
exceed
a
fund’
s initial

investment in such contracts
.
In addition,

these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised
.
A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. A fund may use derivatives for many purposes, including for hedging and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets, and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit risks associated with leverage, a fund is required to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended (the Derivatives Rule) as outlined below. For a description of the various derivative instruments the fund may utilize, refer to the SAI.
The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, and regulations promulgated or proposed thereunder require many derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and required banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. Although the Commodity Futures Trading Commission (CFTC)
has released final rules relating to clearing, reporting, recordkeeping and registration requirements under the legislation, many of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. New regulations could, among other things, restrict the fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the fund may be unable to fully execute its investment strategies as a result. Limits or restrictions applicable to the counterparties with which the fund engages in derivative transactions also could prevent the fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.
The Derivatives Rule mandates that a fund adopt and/or implement: (i) value-at-risk limitations (VaR); (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. In the event that a fund’s derivative exposure is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, it can elect to be classified as a limited derivatives user (Limited Derivatives User) under the Derivatives Rule, in which case the fund is not subject to the full requirements of the Derivatives Rule. Limited
Derivatives Users are excepted from VaR testing, implementing a derivatives risk management program, and certain Board oversight and reporting requirements mandated by the Derivatives Rule. However, a Limited Derivatives User is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks.
The Derivatives Rule also provides special treatment for reverse repurchase agreements, similar financing transactions and unfunded commitment agreements. Specifically, a fund may elect whether to treat reverse repurchase agreements and similar financing transactions as “derivatives transactions” subject to the requirements of the Derivatives Rule or as senior securities equivalent to bank borrowings for purposes of Section 18 of the
Investment Company Act of 1940. In addition, when-issued or forward settling securities transactions that physically settle within 35-days are deemed not to involve a senior security.
At any time after the date of this prospectus, legislation may be enacted that could negatively affect the assets of the fund. Legislation or regulation may change the way in which the fund itself is regulated. The advisor cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the fund’s ability to achieve its investment objectives.
The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can
7

only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a manager intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk, liquidity risk and operational risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a manager may determine not to use derivatives to hedge or otherwise reduce risk exposure. Government legislation or regulation could affect the use of derivatives transactions and could limit a fund’s ability to pursue its investment strategies.
A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent that the fund utilizes the following list of certain derivatives and other strategic transactions, it will be subject to associated risks. The main risks of each appear below.
Credit default swaps.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk

of default of the
underlying reference obligation
,
and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.
Foreign currency forward contracts.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk
,

and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.
Foreign currency swaps.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk
,
and risk of
disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.
Futures contracts.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions)
,
and risk of disproportionate loss are the
principal risks of engaging in transactions involving futures contracts.
Interest-rate
risk
.

Fixed-
income securities are affected by changes in interest rates. When interest rates decline
,
the market value of fixed
-
income
securities generally can be expected to rise
.
Conversely
, when interest rates rise
, the
market value of fixed-
income securities generally can be
expected to decline.

The longer the duration or maturity of a fixed
-income security
,
the more susceptible it is to
interest-rate risk
.

Duration is a
measure of the price sensitivity of a debt security,

or a fund that invests in a portfolio of debt securities, to changes in interest
rates, whereas the
maturity of a security measures the time until final payment is due
.
Duration measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Recent and potential future changes in government monetary policy may affect interest rates.
Beginning in March 2022, the Federal Reserve Board (Fed) began increasing interest rates and has signaled the potential for further increases. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
In response to certain economic disruptions, governmental authorities and regulators typically respond with significant fiscal and monetary policy changes, including considerably lowering interest rates, which, in some cases could result in negative interest rates. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the fund’s uninvested cash.
Currency options
.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions)
,
and risk of disproportionate loss are the
principal risks of engaging in transactions involving
currency options.
Swaps.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation
,
and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps
.
8

Illiquid and
Restricted Securities Risk
.

The
fund
may invest without limit in securities for which there is no readily available trading market or which are otherwise illiquid (i.e., investments that the
fund
reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The fund
may have significant exposure to
restricted securities. Restricted securities are securities with restrictions on public resale, such as securities offered in accordance with an exemption under Rule 144A under the Securities Act of 1933 (the “1933 Act”), or commercial paper issued under Section 4(a)(2) of the 1933 Act. Restricted securities are often required to be sold in private sales to institutional buyers, markets for restricted securities may or may not be well developed, and restricted securities can be illiquid.

Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities.
Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to see the security. Illiquid investments may become harder to value, especially in changing markets. The
fund
’s investments in illiquid securities may reduce the returns of the fund
because it may be
unable to sell the illiquid investments at an advantageous time or price or possibly require the fund
to dispose of other investments at unfavorable times
or prices in order to satisfy its obligations, which could prevent the fund
from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy obligations during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance.

In addition, limited liquidity could affect the
market price of the investments, thereby adversely affecting the fund
’s NAV and ability to make dividend distributions. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. The fund
has no limitation on the amount
of its assets which may be invested in investments which are not readily marketable or are subject to restrictions on resale.
Large company risk.

Larger companies may grow more slowly than smaller companies or be slower to respond to business developments.
Large-capitalization securities may underperform the market as a whole.
Lower-rated and high-yield fixed-income securities risk.

Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Risk to principal and income
.

Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made.
Issuers of these securities may even go into default or become bankrupt.
Price volatility.

The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rated categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
Liquidity.

The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
Dependence on manager’s own credit analysis.

While a manager may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the manager’s evaluation than the assessment of the credit risk of higher-rated securities.
Additional risks regarding lower-rated corporate fixed-income securities.

Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.
Preferred and convertible securities risk.

Preferred
stock dividends are payable only if declared by the issuer’s board.
Preferred

stock may be
subject to
redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall.
Convertible

preferred stock
’s value
can depend heavily upon the
underlying common
stock
’
s value
.
Real estate
securities risk.

Securities of companies in the real estate industry
carry risks

associated with owning real estate
,
including the potential
for a decline in value due to economic or

market conditions
.
Repurchase agreement risk.

Repurchase agreements are arrangements involving the purchase of an obligation and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed-upon price. A repurchase agreement can be viewed as a loan made
9

by the fund to the seller of the obligation with such obligation serving as collateral for the seller’s agreement to repay the amount borrowed with interest.
Repurchase agreements provide the opportunity to earn a return on cash that is only temporarily available. Repurchase agreements may be entered with banks, brokers, or dealers. However, a repurchase agreement will only be entered with a broker or dealer if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased decrease below the resale price.
Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.
The subadvisor shall engage in a repurchase agreement transaction only with those banks or broker dealers who meet the subadvisor’s quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The Advisor also may engage in repurchase agreement transactions on behalf of the fund. The counterparties to a repurchase agreement transaction are limited to a:
•
Federal Reserve System member bank;
•
primary government securities dealer reporting to the Federal Reserve Bank of New York’s Market Reports Division; or
•
broker dealer that reports U.S. government securities positions to the Federal Reserve Board.
The fund also may participate in repurchase agreement transactions utilizing the settlement services of clearing firms that meet the subadvisors'
creditworthiness requirements.
The Advisor and the subadvisor will continuously monitor repurchase agreement transactions to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the obligation
.
The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument.
If an issuer of a repurchase agreement
fails to repurchase the underlying obligation, the loss, if any, would be the difference between the repurchase price and the underlying obligation’s market value. A fund also might incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation might be delayed or limited.
Reverse
Repurchase Agreement Risk
.

Under a reverse
repurchase agreement
,

a fund sells a debt security and agrees to repurchase it at an agreed-
upon time and at an agreed-upon
price.
The fund retains record ownership of the security and the right to receive interest and principal payments thereon
.
At an agreed-
upon future date
, the
fund
repurchases the security by remitting the proceeds previously received
,
plus interest.

The
difference between

the amount
the fund receives for the security and the amount it pays on repurchase is payment of interest
.
In certain types of
agreements,

there is no agreed-
upon repurchase date and interest payments are calculated daily,

often based on the prevailing overnight repurchase
rate.

A

reverse repurchase agreement may be considered a form of
leveraging
and may, therefore, increase fluctuations in
a fund
’s
NAV
per share
.
Small and mid-sized company risk.

Small and mid-sized companies are generally less established and may be more volatile than larger companies.
Small and/or mid-capitalization securities may underperform the market as a whole.
State/region risk.

Investing heavily in any one
state or region

increases exposure to losses in
that state or region.
Warrants risk.

The prices of warrants may not precisely reflect the prices of their underlying securities
. Warrant
holders do not
receive dividends or
have voting or credit rights
.
A warrant ceases
to have value if not exercised prior to
its
expiration date.
Given the risks described above, an investment in Common Shares may not be appropriate for all investors. You should carefully consider your ability to assume these risks before making an investment in the fund
.
Summary of Fund Expenses

The purpose of the table below is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. In accordance with SEC requirements, the table below shows the
fund
’s expenses as a percentage of its average net assets as of December 31,
2023
, and
not as a percentage of total assets. By showing expenses as a percentage of average net assets, expenses are not expressed as a percentage of all of the assets in which the
fund
invests. The offering costs to be paid or reimbursed by the
fund
are not included in the Annual Expenses table below.
However, these expenses will be borne by Common Shareholders and may result in a reduction in the NAV of the Common Shares. See “Management of
the Fund” and “Dividend Reinvestment Plan.” The table and example are based on the fund
’s capital structure as of December 31,
2023
.

Shareholder Transaction Expenses (%)
Sales load (as a percentage of offering price) 1
Offering expenses (as a percentage of offering price) 1
Dividend Reinvestment Plan fees 2	None

10

Annual Expenses (Percentage of Net Assets Attributable to Common Shares) (%)
Management fees 3	1.38
Interest Payments on Borrowed Funds 4	1.36
Other expenses	0.42
Total Annual Operating Expenses	3.16
Contractual Expense Reimbursement 5	(0.20)
Total Annual Fund Operating Expenses After Expense Reimbursements	2.96
1
If Common Shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses.
2
Participants in the
fund
’s dividend reinvestment plan do not pay brokerage charges with respect to Common Shares issued directly by the fund
. However, whenever
Common Shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently
$0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested. Shareholders participating in the Plan may buy additional
Common Shares of the
fund
through the Plan at any time and will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. See
“Distribution Policy” and “Dividend Reinvestment Plan.”
3
See “Management of the Fund—The Advisor.”
4
The
fund
uses leverage by borrowing under
the LA
.

See “Other Investment Policies
–
Borrowing” and “Use of Leverage by the Fund
” in the accompanying Prospectus
.
5
The Advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund
and certain other John Hancock funds according to
an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement
, including the fund (the
participating portfolios)
. This waiver
equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75
billion but is less than or equal to

$125
billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds
$125
billion but is less than or equal to $150
billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion
but is less than or equal to $175
billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less
than or equal to $200
billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal
to $225
billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion.
The amount of the
reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio
. During its
most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31,
2025
, unless renewed
by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor
contractually
agrees to limit its administration fee to 0.10% of the fund’s average weekly gross assets. This agreement expires on April 30,
2025
, unless renewed by mutual
agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

The following example illustrates the expenses that Common Shareholders would pay on a $1,000 investment in Common Shares, assuming (i) total annual expenses set forth above, including any reimbursements through their current expiration date; (ii) a 5% annual return; and (iii) all distributions are reinvested at NAV:

	1 Year	3 Years	5 Years	10 Years
Total Expenses	$30	$96	$164	$345
The above table and example and the assumption in the example of a 5% annual return are required by regulations of the SEC that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the fund
’s
Common Shares. For more complete descriptions of certain of the fund
’s costs and expenses, see “Management of the Fund.” In addition, while the example assumes reinvestment of all dividends and distributions at NAV, participants in the fund
’s dividend reinvestment plan may receive Common
Shares purchased or issued at a price or value different from NAV. See “Distribution Policy” and “Dividend Reinvestment Plan.” The example does not include sales load or estimated offering costs, which would cause the expenses shown in the example to increase.
The example should not be considered a representation of past or future expenses, and the fund
’s actual expenses may be greater or less
than those shown. Moreover, the
fund
’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
11

Financial Highlights

This table details the financial performance of the Common Shares, including total return information showing how much an investment in the fund
has
increased or decreased each period (assuming reinvestment of all dividends and distributions).
The financial statements of the
fund
as of December 31,
2023, 2022, 2021,
2020,
and 2019
have been audited by
[
TBU
]
, the
fund
’s independent
registered public accounting firm. The report of
[
TBU]
, along with the
fund
’s financial statements
in the
fund
’s annual report for the fiscal
period
ended
December 31,
2023
, has been incorporated by reference into the SAI. Copies of the fund
’s most recent annual and semi-annual reports are available
upon request.
Common Shares

Period ended	12-31-23	12-31-22	12-31-21	12-31-20	12-31-19
Per share operating performance
Net asset value, beginning of period	$32.82	$39.82	$28.48	$36.38	$29.06
Net investment income 1	0.42	0.50	0.54	0.60	0.50
Net realized and unrealized gain (loss) on investments	(0.11) 2	(5.03)	12.96	(6.30)	9.02
Total from investment operations	0.31	(4.53)	13.50	(5.70)	9.52
Less distributions
From net investment income	(0.62)	(0.47)	(0.62)	(0.65)	(0.48)
From net realized gain	(1.98)	(2.03)	(1.58)	(1.55)	(1.72)
Total distributions	(2.60)	(2.50)	(2.20)	(2.20)	(2.20)
Premium from shares sold through shelf offering	0.04	0.03	0.04	—	—
Net asset value, end of period	$30.57	$32.82	$39.82	$28.48	$36.38
Per share market value, end of period	$30.08	$33.31	$46.59	$30.35	$36.30
Total return at net asset value (%) 3,4	2.39	(11.39)	47.83	(13.38)	33.71
Total return at market value (%) 3	(0.76)	(23.11)	62.31	(7.49)	38.81
Ratios and supplemental data
Net assets, end of period (in millions)	$602	$632	$757	$535	$680
Ratios (as a percentage of average net assets):
Expenses before reductions	3.16	2.12	1.78	2.21	2.27
Expenses including reductions 5	2.96	1.93	1.60	2.01	2.08
Net investment income	1.55	1.41	1.45	2.50	1.52
Portfolio turnover (%)	13	10	14	10	13
Senior securities
Total debt outstanding end of period (in millions)	$ 125	$ 125	$ 125	$ 125	$ 125
Asset coverage per $1,000 of debt 6	$5,814	$6,057	$7,058	$5,278	$6,440
1
Based on average daily shares outstanding.
2
The
amount shown for a share outstanding does not correspond with the aggregate net gain

(
loss)

on investments for
the period
due to
the
timing of the sales and
repurchases of shares in relation to fluctuating market values of the investments of the fund
.
3
Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
4
Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5
Expenses including reductions excluding interest expense were
1.60
%,
1.47
%,
1.47
%,
1.69
% and
1.50
% for the periods ended 12-31-
23
, 12-31-
22
, 12-31-
21
,
12-31-
20
and 12-31-
19
, respectively.
6
Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end
. As debt outstanding changes, the level of
invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.

12

Period ended	12-31-18	12-31-17	12-31-16	12-31-15 1	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$36.94	$34.98	$26.17	$26.00	$25.19	$23.01
Net investment income 2	0.39	0.37	0.50	0.10	0.52 3	0.35
Net realized and unrealized gain (loss) on investments	(6.61)	3.07	9.79	0.44	1.55	3.01
Total from Investment operations	(6.22)	3.44	10.29	0.54	2.07	3.36
Less distributions
From net investment income	(0.40)	(0.42)	(0.40)	(0.10)	(0.47)	(0.35)
From net realized gain	(1.26)	(1.06)	(1.08)	(0.27)	(0.79)	(0.83)
Total distributions	(1.66)	(1.48)	(1.48)	(0.37)	(1.26)	(1.18)
Anti-dilutive impact of repurchase plan	—	—	— 4,5	—	—	—
Net asset value, end of period	$29.06	$36.94	$34.98	$26.17	$26.00	$25.19
Per share market value, end of period	$27.93	$39.33	$36.27	$28.03	$26.77	$22.97
Total return at net asset value (%) 6,7	(17.42)	10.08	41.10	2.05 8	8.60	15.16
Total return at market value (%) 6	(25.46)	13.03	36.60	6.16 8	22.63	8.84
Ratios and supplemental data
Net assets, end of period (in millions)	$543	$689	$651	$486	$482	$467
Ratios (as a percentage of average net assets):
Expenses before reductions	2.04	1.93	2.02	2.02 9	1.99	1.99
Expenses including reductions 10	1.86	1.75	1.82	1.83 9	1.80	1.81
Net investment income	1.04	1.07	1.88	2.15 9	2.03 3	1.43
Portfolio turnover (%)	11	5	11	2	18	15
Senior securities
Total debt outstanding end of period (in millions)	$120	$110	$110	$110	$110	$110
Asset coverage per $1,000 of debt 11	$5,522	$7,265	$6,922	$5,419	$5,385	$5,244
1
For the two-month period ended 12-31-15. The fund changed its fiscal year end from October 31 to December 31.
2
Based on average daily shares outstanding.
3
Net investment income
(loss)
per share and
ratio of net investment income

(loss) to
average net assets
reflect
special dividends received by the fund, which amounted
to $0.04 and 0.15%, respectively.
4
Less than $0.005 per share.
5
The repurchase plan was completed at an average repurchase price of $
20.79

for 10,000
shares

for the
period
ended
12

16
.
6
Total return based on net asset value reflects changes in the fund
’
s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
7
Total returns would have been lower had certain expenses not been reduced during the applicable periods.
8
Not annualized.
9
Annualized.
10
Expenses including reductions excluding interest expense were 1.44%, 1.45%, 1.58%, 1.63% (annualized) and 1.60% for the periods ended 12-31-18, 12-31-17,
12-31-16, 12-31-15 and 10-31-14, respectively.
11
Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
13

Market and Net Asset Value Information

The
fund
’s currently outstanding Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “BTO” and commenced trading on the NYSE in 1994.
The
fund
’s Common Shares have traded both at a premium and at a discount to its net asset value (“NAV”). The fund
cannot predict whether its shares
will trade in the future at a premium or discount to NAV. The provisions of the 1940 Act generally require that the public offering price of common shares
(less any underwriting commissions and discounts) must equal or exceed the NAV per share of a company’s common stock (calculated within 48 hours of pricing). The
fund
’s issuance of Common Shares may have an adverse effect on prices in the secondary market for Common Shares by increasing the number of Common Shares available, which may put downward pressure on the market price for Common Shares. Shares of common stock of closed-end investment companies frequently trade at a discount from NAV. See “Risk Factors—General Risks—Market Discount Risk” and “—Secondary
Market for the Common Shares.”
The following table sets forth for each of the periods indicated the high and low closing market prices for Common Shares on the NYSE, and the corresponding NAV per share and the premium or discount to NAV per share at which the fund
’s Common Shares were trading as of such date. NAV is
determined once daily as of the close of regular trading of the NYSE (typically 4:00

p.m.
, Eastern Time). See “Determination of Net Asset Value” for
information as to the determination of the
fund
’s NAV.

	Market Price		NAV per Share on Date of Market Price High and Low		Premium/(Discount) on Date of Market Price High and Low
Fiscal Quarter Ended	High ($)	Low ($)	High ($)	Low ($)	High (%)	Low (%)
March 31, 2022	52.03	40.20	40.20	37.50	29.43%	7.20%
June 30, 2022	40.08	32.16	32.16	31.13	24.63%	3.31%
September 30, 2022	39.84	31.20	31.20	31.49	27.69%	-0.92%
December 31, 2022	36.52	30.14	30.14	31.69	21.17%	-4.89%
March 31, 2023	38.20	28.14	28.14	25.52	35.75%	10.27%
June 30, 2023	30.54	22.99	22.99	21.82	32.84%	5.36%
September 30, 2023	31.05	25.11	25.11	24.25	23.66%	3.55%
December 31, 2023	30.96	23.12	23.12	23.04	33.91%	0.35%
March 31, 2024	31.17	27.14	27.14	27.68	14.85%	-1.95%
The last reported sale price, NAV per share and percentage
discount
to NAV per share of the Common Shares as of June 21,
2024
were $
[
TBU-TPS]
,
$
[
TBU-TPS]
and
[
TBU-TPS]
%, respectively. As of June 21,
2024
, the
fund
had
[
TBU-TPS]
Common Shares outstanding and net assets of the
fund
were
$
[
TBU-TPS]
.
The Fund

The
fund
is a diversified, closed-end management investment company registered under the 1940 Act. The fund
was organized on June 16, 1994 as a
Massachusetts business trust pursuant to an Agreement and Declaration of Trust (as amended and restated from time to time, the “Declaration of
Trust”). The
fund
commenced operations following an initial public offering on August 16, 1994, pursuant to which the fund
issued an aggregate of
22,500,000 Common Shares of beneficial interest, no par value. The fund
’s principal office is located at 200 Berkeley Street, Boston, Massachusetts
02116 and its phone number is 800-225-6020.
The following provides information about the
fund
’s outstanding securities as of April 30,
2024
.

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Shares, no par value	Unlimited	[TBU-TPS ]	[TBU ]
Use of Proceeds

Subject to the remainder of this section, and unless otherwise specified in a Prospectus Supplement, the fund
currently intends to invest substantially
all of the net proceeds of any sales of Common Shares pursuant to this Prospectus in accordance with its investment objective and policies as described under “Investment Objective” and “Investment Strategies” within three months of receipt of such proceeds. Such investments may be delayed up to three months if suitable investments are unavailable at the time or for other reasons, such as market volatility and lack of liquidity in the markets of suitable investments. Pending such investment, the
fund
anticipates that it will invest the proceeds in short-term money market instruments, securities
14

with remaining maturities of less than one year, cash or cash equivalents. A delay in the anticipated use of proceeds could lower returns and reduce the fund
’s distribution to Common Shareholders or result in a distribution consisting principally of a return of capital.
Investment Objective

The
fund
’s primary investment objective is to provide a high level of total return consisting of long-term capital appreciation and current income. There can be no assurance that the
fund
will achieve its investment objective. The
fund
’s investment objective is not a fundamental policy and may be changed without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the fund
.
Principal investment strategies

Under normal circumstances, the
fund
will invest at least 80% of its net assets in equity securities of U.S. and foreign financial services companies of any size. These companies may include, but are not limited to, banks, thrifts, finance and financial technology companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies. The equity securities in which the fund
may invest are common stocks,
preferred stocks, warrants, stock purchase rights, securities convertible into other equity securities. “Net assets” is defined as net assets plus any borrowings for investment purposes. The
fund
will notify shareholders at least 60 days prior to any change in this 80% policy.
The
fund
may invest up to 20% of its total assets in common and preferred equity securities and other preferred securities of foreign banking, lending and financial services companies, including securities quoted in foreign currencies.
The fund may invest in investment grade securities for lower volatility and yields that potentially meet or exceed the fund’s distribution.
In selecting the
fund
's portfolio securities, the Adviser intends to select securities of issuers that it believes are likely to benefit from the foregoing industry trends and developments as well to employ fundamental investment analysis. In general, the Adviser will emphasize those securities which appear undervalued by the marketplace as indicated by, among other factors: (1) the value and quality of the underlying assets of the financial services companies; and (2) the value of a financial services company relative to its earnings potential and to market valuations of comparable companies.
The Adviser may select securities of issuers that are small from a national perspective but have a significant share of their local market. In the opinion of the Adviser, such financial services companies frequently have a stable core base of assets or deposits, which may provide a greater level of earnings predictability, and provide financial services to the immediate geographic area. The Adviser believes that careful assessment of a financial service company’s asset quality is critical in determining the institution's value. In the Adviser's view, a high-quality asset base may lead to more predictable and potentially higher earnings. The Adviser intends to focus its investment analysis on delinquency trends, reserve levels and investment and loan portfolio compositions, among other things, in assessing asset quality.
Other factors that the Adviser will consider when determining which securities are undervalued are the historical and projected relationship of financial services company securities to the overall securities markets, using such valuation measures as price to earnings ratios, price to tangible book value ratios and current yields. In addition, the Adviser will focus upon, among other factors, each institution's capital position and competitive posture in the markets it serves, the amount of stock owned by insiders and regulatory developments. In addition to such factors, the Adviser also considers the nature and stability of an issuer's asset or deposit base, its market share, the economy of the region in which it is located, the quality of management and management's commitment to enhancing shareholder value.
At any given time the Adviser may focus upon investments in a number of geographic regions, the Adviser anticipates that the portfolio typically will represent a geographically diverse group of financial services companies. However, to the extent that the fund
's portfolio from time to time is focused in
a particular geographic region, the
fund
will be more susceptible to the risks associated with changes in economic and other conditions in such region.
The Adviser anticipates that its value based analysis and emphasis upon small and medium size financial services companies will result in a diversified portfolio which typically would be composed of equity securities of 75 to 150 issuers.
Under normal market conditions, the
fund
may invest up to 20% of its net assets in the common and preferred equity securities and other preferred securities of non-financial services companies. The
fund
may also invest in debt securities, and
typically
will invest in debt securities that are rated, at
the time of purchase, BB or below by
S
&
P Global
Ratings
(“Standard & Poor's”) or Ba or below by Moody's Investors Service, Inc. (“Moody's”), or if unrated by such rating organizations, determined by the Adviser (as defined below) to be of comparable quality. The fund
will not purchase debt
securities rated below C or which are in default at the time of purchase. Debt securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as “junk bonds” and are considered by Moody's and Standard & Poor’s to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business financial or economic conditions. In some cases, such obligations may be highly speculative and have extremely poor prospects for reaching investment grade standing and may be in default. As a result, investment in such obligations will entail greater speculative risks than those associated with investment in investment grade obligations (i.e., obligations rated AAA, AA, A or BBB by Standard & Poor's or Aaa, Aa, A or Baa by Moody's). The
descriptions of the investment grade rating categories by Moody’s and S&P, including a description of their speculative characteristics, are set forth in the SAI. With respect to the
fund
’s investments in fixed-income or debt securities, the
fund
may invest in higher quality instruments for temporary or
defensive purposes.
15

The fund may enter into interest-rate swaps for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns.
Portfolio Investments
Common
stocks
Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits, if any, of the corporation without preference over any other shareholder or class of shareholders, including holders of such entity’s preferred securities and other senior equity securities.
Common stock usually carries with it the right to vote and frequently an exclusive right to do so. In selecting common stocks for investment, the fund

expects generally to focus more on the security’s dividend paying capacity than on its potential for capital appreciation.
Preferred
stocks
Preferred stock generally has a preference as to dividends and, upon liquidation, over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions. The
fund
will not purchase preferred stock rated below C.
Convertible Securities
The
fund
may invest in convertible securities, which are bonds, debentures, notes, preferred stock or other securities that may be converted into or exchanged for a specified amount of equity securities of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally: (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (ii) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics; and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.
A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the
fund
is called for redemption, the
fund
will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the fund
's ability to achieve its
investment objective. In evaluating a convertible security, the Adviser will give primary emphasis to the attractiveness of the underlying equity security.
The
fund
will not purchase convertible securities rated below C or which are in default at the time of purchase.
Private Placements
The
fund
may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded in the over-the-counter secondary market. However, the fund
will not invest more than 25% of its total assets in privately placed securities. In many cases, privately placed securities will be subject to contractual or legal restrictions on transfer. As a result of the absence of a public trading market, privately placed securities may in turn be less liquid and more difficult to value than publicly traded securities. Although privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than if such securities were more widely traded. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded.
Debt Securities
The
fund
may invest in U.S. and foreign debt securities including, but not limited to, bonds, notes, bills and debentures. Capital appreciation in debt securities in which the
fund
invests may arise as a result of favorable changes in relative interest rate levels and/or in the creditworthiness of issuers.
The
fund
may also earn income on such debt securities. There is no requirement with respect to the maturity or duration of debt securities in which the
16

fund
may invest. Debt securities in which the
fund
may invest are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Particular debt securities will be selected based upon credit risk analysis of potential issuers, the characteristics of the security and interest rate sensitivity of the various debt issues available with respect to a particular issuer and analysis of the anticipated volatility and liquidity of the particular debt instruments.
The fund may invest in investment grade securities for lower volatility and yields that potentially meet or exceed the fund’s distribution or for temporary or defensive investments
.

The fund may also invest
in debt
securities rated BB or below by Standard & Poor's or Ba or below by Moody's or, if unrated by such rating organizations, of comparable quality as determined by the Adviser. For a description of such lower-rated and unrated debt securities, see “Risk Factors – Strategy Risks – Lower-Rated and
High-Yield Fixed Income Securities Risk.”
Warrants and Stock Purchase Rights
Warrants and stock purchase rights are securities permitting, but not obligating, their holder to subscribe for other securities on, or on or before, a fixed date in the future at a predetermined price. Generally, warrants and stock purchase rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and stock purchases rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and stock purchase rights do not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and stock purchase rights increases the potential profit or loss to be realized from the investment of a given amount of the
fund
's assets as compared with an investment of the same amount in the stock which underlies such warrants or stock purchase rights.
Illiquid
securities
The
fund
may invest without limit in illiquid securities (i.e., securities that are not readily marketable). For this purpose, “illiquid securities” may include certain securities that are not registered (“restricted securities”) under the Securities Act of 1933, as amended (the “1933 Act”), including commercial paper issued in reliance on Section 4(a)(2) of the 1933 Act and securities offered and sold to “qualified institutional buyers” under Rule 144A under the
1933 Act. The Board of Trustees (the “Board”) has adopted guidelines and delegated to the Advisor the daily function of determining the monitoring and liquidity of restricted securities. The Board will, however, retain sufficient oversight and be ultimately responsible for these determinations. The Board will carefully monitor the
fund
’s investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the fund
if qualified institutional buyers become for a
time uninterested in purchasing these restricted securities.
Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.
As long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, the fund
will continue to designate these
instruments as illiquid unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Board.
Repurchase
agreement
The
fund
may engage in repurchase agreements with broker-dealers, banks and other financial institutions. A repurchase agreement is a contract pursuant to which the
fund
, against receipt of securities of at least equal value, agrees to advance a specified sum to the financial institution which in turn agrees to reacquire the securities at a mutually agreed upon time and price. Repurchase agreements, which are usually for periods of one week or less, enable the
fund
to invest its cash reserves at fixed rates of return. The
fund
may enter into repurchase agreements, provided that the
fund
's
custodian always has possession of securities serving as collateral whose market value at least equals the amount of the repurchase obligation. To minimize the risk of loss, the
fund
will enter into repurchase agreements only with financial institutions considered by the Adviser to be creditworthy under guidelines adopted by the Board of Trustees. If an institution enters an insolvency proceeding, the resulting delay in liquidation of the securities serving as collateral could cause the
fund
some loss, as well as legal expense, should the value of the securities decline prior to liquidation.
Temporary Investments
The
fund
may invest its assets in cash and temporary investments (as defined below) for cash management purposes, pending investment in accordance with the
fund
's investment objective and polices, to pay distributions to shareholders and to meet its operating expenses and obligations under any tender offer or share repurchases. In addition, as described below, the fund
may take a temporary defensive posture and invest without
limitation in Temporary Investments. To the extent that the
fund
invests in Temporary Investments, it may not achieve its investment objective.
Temporary Investments are debt securities including: (i) short-term (less than 12 months to maturity) and medium-term (not greater than five to seven years to maturity) obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; (ii) finance company obligations, corporate commercial paper and other short-term commercial obligations, in each case rated, or issued by companies with similar securities outstanding that are rated, Prime-1 or A or better by Moody's or A-1 or A or better by S&P or, if unrated, of comparable quality as determined by the
17

Adviser, (iii) obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks and (iv) repurchase agreement with respect to securities in which the
fund
may invest.
Temporary Defensive Strategies
There may be times when, in the
subadvisor
’s judgment, conditions in the securities markets would make pursuit of the fund
’s investment strategy
inconsistent with achievement of the
fund
’s investment objective. At such times, the
subadvisor
may employ alternative strategies primarily to seek to
reduce fluctuations in the value of the
fund
’s assets. In implementing these temporary defensive strategies, depending on the circumstances, the fund

may invest an unlimited portion of its portfolio in short-term money market instruments, securities with remaining maturities of less than one year, cash or cash equivalents. It is impossible to predict when, or for how long, the fund
may use these alternative strategies.
Additional Portfolio Investments
When-Issued and Delayed Delivery Purchases
The
fund
may make contracts to purchase securities on a “when-issued” or “delayed delivery” basis. Pursuant to such contracts, delivery and payment for the securities occurs at a date later than the customary settlement date. The payment obligation and the interest rate on the securities will be fixed at the time the
fund
enters into the commitment, but interest will not accrue to the fund
until delivery of and payment for the securities. An amount of cash or liquid, high grade debt securities equal to the amount of the fund
's commitment will be deposited in a segregated account at the fund
's
custodian to secure the
fund
's obligation. Although the
fund
would generally purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities for its portfolio (or for delivery pursuant to options or futures contracts it has entered into) and not for leverage purposes, the
fund
could dispose of a security prior to settlement if the Adviser deemed it advisable. The purchase of securities on a when-issued or delayed delivery basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of a decline in value of the
fund
's other assets. Furthermore, when such purchases are made through a dealer, the dealer's failure to consummate the sale may result in the loss to the
fund
of an advantageous yield or price.
Short Sales
The
fund
may from time to time sell securities short, provided that the amount of such short sales does not exceed 5% of the fund
's total assets. The
foregoing limitation does not apply to “short-sales against the box” where at all times a short position is open the fund
owns an equal amount of such
securities or securities convertible or exchangeable into such securities without payment of additional consideration. A short sale is a transaction in which the
fund
would sell securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. When the fund

makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the fund
replaces the borrowed securities. To deliver the
securities to the buyer, the
fund
will need to arrange through a broker to borrow the securities and, in so doing, the fund
will become obligated to replace
the securities borrowed at their market price at the time of replacement, whatever the price may be. The fund
may have to pay a premium to borrow the
securities and must pay any dividends or interest payable on the securities until they are replaced.
The
fund
's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or liquid, high grade debt securities. In addition, the fund
will place in a segregated account with its custodian. or designated sub-custodian, an amount of cash, or liquid, high grade debt securities equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, or liquid, high grade debt securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the fund
will maintain the segregated account daily at
a level so that (1) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (2) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short. Short sales by the fund
involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.
Options on Securities and Securities Indices
The
fund
may write and purchase call and put options on securities and securities indices. The fund
typically will limit notional exposure of the options to
5% of the value of the
fund
’s portfolio securities, although this amount is expected to vary over time based upon U.S. equity market conditions and other factors. A call option written by the
fund
obligates the
fund
to sell specified securities to the holder of the option at a specified price if the option is exercised before the expiration date. All call options written by the fund
will be covered, which means that the
fund
will own the securities subject to the
option so long as the option is outstanding. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, the fund
may forego the opportunity to profit from an
increase in the market price of the underlying security. A put written by the fund
would obligate the
fund
to purchase specified securities from the option
holder at a specified price if the option is exercised at any time before the expiration date. All put options written by the fund
will be covered, which
means that the
fund
would have deposited with its custodian cash or liquid, high grade debt securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the fund
. However, in return for the option premium, the
fund

accepts the risk that it may be required to purchase the underlying securities at a price in excess of the market value at the time of purchase. In
18

addition, a written call or put option may be covered by maintaining cash or liquid, high grade debt securities in a segregated account or by entering into an offsetting forward contract and/or by purchasing an offsetting option which, by virtue of its exercise price or otherwise, reduces the fund
's net
exposure on its written position. The
fund
may terminate its obligations under an exchange traded call or put option written by the fund
by purchasing an
option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counter party to such option. Such purchases are referred to as “closing purchase transactions.”
The
fund
may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The fund
may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. The
fund
may cover call and put options on a securities index by maintaining cash or liquid, high grade debt securities with a value equal to the exercise price in a segregated account with its custodian.
The
fund
may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. The
fund
will purchase such options on securities that are listed on securities exchanges or traded in the over-the-counter market. The fund

would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased. The fund
would
normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the
fund
, in return for the premium paid, to purchase specified securities at a specified price at any time during the option period.
The
fund
would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise, the
fund
would realize either no gain or a loss on the purchase of the call option. The fund
would normally
purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest.
The purchase of a put option would entitle the
fund
, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the fund
's securities. Put options may also
be purchased by the
fund
for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The fund
would
ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise, the
fund
would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.
Other Investment Policies
Borrowing
The
fund
may use leverage to the extent permitted by the 1940 Act, this Prospectus, and the LA. The fund
is authorized to utilize leverage through
borrowings, reinvestment of securities lending collateral or reverse repurchase agreement proceeds, and/or the issuance of preferred shares, including the issuance of debt securities. The
fund
is party to the LA as described in “—Description of Capital Structure—Liquidity Facility.” Borrowings, together with the issuance of preferred shares, or other “senior securities” as that term is defined in the 1940 Act, may not be in an aggregate amount that would, immediately after giving effect to the drawdown, exceed 33
 1
∕
3
% of the
fund
’s total assets (including any assets attributable to financial leverage from senior securities) minus the sum of accrued liabilities (other than liabilities from senior securities).
Portfolio turnover
In general, the
fund
intends to purchase and hold securities for long-term capital appreciation and not to trade in securities for short-term gain. The fund
's portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the fund
's
portfolio securities. For purposes of this calculation, portfolio securities exclude securities having a maturity when purchased of one year or less.
Notwithstanding the foregoing, the Adviser may, from time to time, make short-term investments when it believes such investments are in the best interest of the
fund
. The portfolio turnover rate for the
fund
for the fiscal years ended December 31,
2023
and December 31,
2022 was 13
% and
10
%,
respectively.
Securities loans
The
fund
is party to the LA as described in “—Description of Capital Structure—Liquidity Facility.” The
fund
may seek to obtain additional income or
portfolio leverage by making secured loans of its portfolio securities with a value of up to 33
 1
∕
3
% of total assets. In such transactions, the borrower pays
to the
fund
an amount equal to any dividends or interest received on loaned securities. The fund
retains all or a portion of the dividends, interest, capital gains, and/or other distributions received on investment of cash collateral in short-term obligations of the U.S. government, cash equivalents (including shares of a fund managed by the
fund
’s investment adviser or an affiliate thereof), or other investments consistent with the fund
’s investment objective,
policies, and restrictions, or receives a fee from the borrower. If the fund
receives a fee in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, such income will not be eligible for the dividends-received deduction for corporate shareholders. As a result of investing such cash collateral in such investments, the
fund
will receive the benefit of any gains and bear any losses generated by such investments. All
19

securities loans will be made pursuant to agreements requiring that the loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the market value of the loaned securities. The fund
may pay reasonable finders’, administrative and custodial
fees in connection with loans of its portfolio securities. Although voting rights or rights to consent accompanying loaned securities pass to the borrower, the
fund
retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund
with
respect to matters materially affecting the
fund
’s investment. The
fund
may also call a loan in order to sell the securities involved. Lending portfolio securities involves risks of delay in recovery of the loaned securities or, in some cases, loss of rights in the collateral should the borrower commence an action relating to bankruptcy, insolvency or reorganization. The use of securities lending collateral to obtain leverage in the fund
’s investment portfolio
may subject the
fund
to greater risk of loss than the use of traditional securities lending to earn incremental income via investing collateral solely in short-term U.S. government securities or cash equivalents.
Foreign currency transactions
The value of non-U.S. assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The fund
may (but is not required to) engage in transactions
to hedge against changes in foreign currencies, and will use such hedging techniques when the Advisor or the subadvisor
deems appropriate. Foreign
currency exchange transactions may be conducted on a spot (
i.e.
, cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.
Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be.
Additionally, when the Advisor or the
subadvisor
believes that the currency of a particular foreign country may suffer a substantial decline against the
U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved generally will not be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be performed by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the Advisor or the
subadvisor
determines that there is an established historical pattern of correlation between the two currencies
(or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts also may be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets. Income or gain earned on any of the fund
’s foreign currency
transactions generally will be treated as fully taxable income (
i.e.
, income other than tax-advantaged dividends).
Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There also is the risk of default by, or the bankruptcy of, the financial institution serving as counterparty.
Use of Leverage by the Fund
The
fund
may use leverage to the extent permitted by the 1940 Act, this Prospectus, and the LA. The fund
is authorized to utilize leverage through
borrowings, reinvestment of securities lending collateral or reverse repurchase agreement proceeds, and/or the issuance of preferred shares, including the issuance of debt securities. See “—Other Investment Policies—Borrowing.” The fund
is party to the LA as described in “—Description of Capital
Structure—Liquidity Facility.”
The
fund
’s leverage strategy may not be successful. By leveraging its investment portfolio, the fund
creates an opportunity for increased net income or
capital appreciation. However, the use of leverage also involves risks, which can be significant. These risks include the possibility that the value of the assets acquired with such borrowing decreases although the
fund
’s liability is fixed, greater volatility in the
fund
’s NAV and the market price of the
fund
’s
Common Shares and higher expenses. Because the Advisor’s fee is based upon a percentage of the fund
’s managed assets, the Advisor’s fee will be
higher if the
fund
is leveraged and the Advisor will have an incentive to leverage the fund
. The Advisor intends only to leverage the
fund
when it believes
that the potential return on the additional investments acquired through the use of leverage is likely to exceed the costs incurred in connection with the offering.
At December 31,
2023
, the
fund
had borrowings under the LA of $125,000,000. The average daily loan balance, weighted average interest rate and maximum daily loan outstanding for the year ended December 31,
2023
, were as follows:

20

Average Daily Loan Balance ($)	Weighted Average Interest Rate (%)	Maximum Daily Loan Outstanding ($)
125,000,000	5.80	150,000,000
The
fund
’s borrowings under the LA as of December 31,
2023
equaled approximately
17.18
% of the
fund
’s total assets (including the proceeds of such
leverage). The
fund
’s asset coverage ratio as of December 31,
2023 was 582
%. See “—Other Investment Policies—Borrowing” for a brief description of the
fund
’s liquid facility agreement.
Assuming the utilization of leverage in the amount of
17.18
% of the
fund
’s total assets and an annual interest rate of
6.02
% payable on such leverage
based on market rates as of December 31,
2023
, the additional income that the
fund
must earn (net of expenses) in order to cover such leverage is approximately $
7,525,000
. Actual costs of leverage may be higher or lower than that assumed in the previous example. Under normal market conditions, interest charged under the LA is at the rate of
OBFR
plus 0.70
%.
Following an offering of additional Common Shares from time to time, the fund
may increase the amount of leverage outstanding. The
fund
may engage
in additional borrowings, securities lending, and reverse repurchase agreements in order to maintain the fund
’s desired leverage ratio. Leverage creates
a greater risk of loss, as well as a potential for more gain, for the Common Shares than if leverage was not used. Interest on borrowings may be at a fixed or floating rate and generally will be based on short-term rates. The costs associated with the fund
’s use of leverage, including the issuance of such
leverage and the payment of dividends or interest on such leverage, will be borne entirely by the Common Shareholders. As long as the rate of return, net of applicable
fund
expenses, on the
fund
’s investment portfolio investments purchased with leverage exceeds the costs associated with such leverage, the
fund
will generate more return or income than will be needed to pay such costs. In this event, the excess will be available to pay higher dividends to
Common Shareholders. Conversely, if the
fund
’s return on such assets is less than the cost of leverage
and
other
fund
expenses, the return to the
Common Shareholders will diminish. To the extent that the
fund
uses leverage, the NAV and market price of the Common Shares and the yield to
Common Shareholders will be more volatile. The
fund
’s leveraging strategy may not be successful. See “Risk Factors—Leverage Risk.”
The following table is designed to illustrate the effect on the return to a holder of the fund
’s Common Shares of leverage in the amount of approximately
20.77
% of the
fund
’s total assets, assuming hypothetical annual returns of the fund
’s investment portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to Common Shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical. Actual returns may be greater or less than those appearing in the table.

Assumed Portfolio Return (%)	-10.00	-5.00	0.00	5.00	10.00
Corresponding Common Shares Total Return (%)	-18.54	-12.27	-6.00	0.27	6.55
21

Risk Factors

The principal risks of investing in the
fund
are summarized in the Prospectus Summary above. Below are descriptions of the principal factors that may play a role in shaping the
fund
’s overall risk profile. The descriptions appear in alphabetical order by general risks, equity strategy risks, and options strategy risks, not in order of importance. For further details about the fund
’s risks, including additional risk factors that are not discussed in this
Prospectus because they are considered non-principal
factors, see the
fund
’s SAI.
General Risks
Anti-Takeover Provisions
The
fund
’s Declaration of Trust includes provisions that could limit the ability of other persons or entities to acquire control of the fund
or to change the
composition of its Board. These provisions may deprive shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See “Certain Provisions in the Declaration of Trust and By-Laws—Anti-takeover provisions.”
Defensive Positions Risk
During periods of adverse market or economic conditions, the fund
may temporarily invest all or a substantial portion of its total assets in short-term money market instruments, securities with remaining maturities of less than one year, cash or cash equivalents. The fund
will not be pursuing its
investment
objectives
in these circumstances and could miss favorable market developments.
Distribution Risk
There can be no assurance that quarterly distributions paid by the fund
to shareholders will be maintained at current levels or increase over time. The quarterly distributions shareholders receive from the
fund
are derived from the
fund
’s dividends and interest income after payment of
fund
expenses,
net option premiums and net realized gain on equity securities investments. If stock market volatility and/or stock prices decline, the premiums available from writing call options and writing put options on individual stocks likely will decrease as well. Payments to purchase put options and to close written call and put options will reduce amounts available for distribution. Net realized gain on the fund
’s stock investments will be determined primarily
by the direction and movement of the stock market and the equity securities held. The fund
’s cash available for distribution may vary widely over the
short- and long-term. If, for any calendar year, the total distributions made exceed the fund
’s net investment taxable income and net capital gain, the
excess generally will be treated as a return of capital to each Common Shareholder (up to the amount of the Common Shareholder’s basis in his or her
Common Shares) and thereafter as gain from the sale of Common Shares. The amount treated as a return of capital reduces the Common Shareholder’s adjusted basis in his or her Common Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her Common Shares. Distributions in any year may include a substantial return of capital component. Dividends on common stocks are not fixed but are declared at the discretion of the issuer’s board of directors.
Economic and market events risk
Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other similar events;
bank
failures;
governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political
,
and economic instability in Europe; economic stimulus by the Japanese central bank; dramatic changes in energy prices and currency exchange rates; and China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected.
Financial institutions
could
suffer losses
as
interest rates
rise or economic conditions deteriorate.
In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide.
Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.
Beginning in March 2022, the Fed began increasing interest rates and has signaled the potential for further increases. As a result, risks associated with rising interest rates are currently heightened. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
In addition,
as the
Fed increases the target Fed
funds rate,
any such rate increases,
among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities.
These events and the possible resulting
market volatility may have an adverse effect on the
fund
.
22

Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the
U.S.

and global securities markets and could significantly impair the value of the fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the
U.S.

or other securities markets.
In recent years, the
U.S.
renegotiated
many of its global trade relationships and
imposed or
threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.
Uncertainties surrounding the sovereign debt of a number of
European Union (
EU
)
countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the global
securities
markets likely will be significantly disrupted. On January 31, 2020, the
United Kingdom (
UK
)
left the EU, commonly referred to as “Brexit,”
the UK
ceased
to be a member of the EU
,
and

the UK and EU entered into a Trade and Cooperation Agreement.
While the full impact of Brexit is unknown
,
Brexit

has already resulted in volatility in
European and global markets
. There
remains
significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may
lead to less liquidity in certain instruments
,
industries, sectors or the markets generally,
and
may ultimately
affect fund performance. For example, the
coronavirus
(COVID-19)
pandemic
has resulted
and may continue to result
in significant disruptions to global business activity
and market volatility due
to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others
.
While many countries have lifted some or all restrictions related to the coronavirus (COVID-19) and the United
States ended the public health
emergency and national emergency declarations relating to the coronavirus (COVID-19) pandemic on May
11, 2023, the continued impact of
coronavirus (COVID-19) and related variants is uncertain.
The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United
States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of
Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities.
The United States
and other nations or international organizations

may also impose additional economic sanctions or take other actions that may adversely affect Russia
-
exposed

issuers and companies in various sectors of the Russian economy.

Any or all of these potential results could lead
Russia’s economy into a recession
.
Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region
, the
extent
to which is

unknown at this time
.
The United

States
and the EU have also
imposed similar

sanctions on Belarus for its support of Russia’
s invasion of Ukraine
.
Additional sanctions may be imposed on Belarus and other countries that support
Russia.

Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia
, including
substantial
negative impacts on
the regional
and
global economies and
securities markets.
In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.
Further, there is a risk that the present value of
assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a fund’s investments may be affected, which may reduce a fund’s performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on a fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.
Industry or sector
investing
risk
When a fund
’
s
investments are focused in a particular industry or sector of the economy,
they are less broadly invested across industries or sectors than other funds.
This means that concentrated funds tend to be more volatile than other funds
, and
the values of their investments tend to go up and down
more rapidly
. In addition,
a fund
that invests in
a
particular
industry or sector
is particularly susceptible to the impact of market, economic, political,

regulatory
,
and other
conditions and risks affecting that industry or sector. From time to time, a small number of companies may represent a large
23

portion of a single industry or sector or a group of related industries or sectors
as a whole
.
To the extent that a fund invests in securities of companies in the financial services sector,
the fund

may be significantly affected by economic, market
, and
business developments, borrowing costs, interest-rate
fluctuations, competition,
and
government regulation, among other factors, impacting that sector
.
Leverage risk
By leveraging its investment portfolio, the
fund
creates an opportunity for increased net income or capital appreciation. However, the use of leverage also involves risks, which can be significant. These risks include the possibility that the value of the assets acquired with such borrowing decreases although the
fund
’s liability is fixed, greater volatility in the
fund
’s NAV and the market price of the
fund
’s Common Shares and higher expenses. Since the
Advisor’s fee is based upon a percentage of the
fund
’s managed assets, the Advisor’s fee will be higher if the
fund
is leveraged and the Advisor will have
an incentive to leverage the
fund
. The Board will monitor this potential conflict. The Advisor intends to leverage the fund
only when it believes that the
potential return on the additional investments acquired through the use of leverage is likely to exceed the costs incurred in connection with the offering.
The
fund
is authorized to utilize leverage through borrowings, reinvestment of securities lending collateral or reverse repurchase agreement proceeds, and/or the issuance of preferred shares, including the issuance of debt securities. The fund
is party to the LA as described in “—Description of Capital
Structure—Liquidity Facility.”
The
fund
utilizes the LA to increase its assets available for investment. When the fund
leverages its assets, Common Shareholders bear the fees
associated with the liquidity facility and have the potential to benefit or be disadvantaged from the use of leverage. In addition, the fee paid to the
Advisor is calculated on the basis of the
fund
’s average daily managed assets, including proceeds from borrowings and/or the issuance of preferred shares, so the fee will be higher when leverage is utilized, which may create an incentive for the Advisor to employ financial leverage. Consequently, the fund
and the Advisor may have differing interests in determining whether to leverage the fund
’s assets. Leverage creates risks that may adversely affect
the return for the Common Shareholders, including:
•
the likelihood of greater volatility of NAV and market price of Common Shares;
•
fluctuations in the interest rate paid for the use of the LA;
•
increased operating costs, which may reduce the
fund
’s total return;
•
the potential for a decline in the value of an investment acquired through leverage, while the fund
’s obligations under such leverage remains fixed;
and
•
the
fund
is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.
To the extent the returns derived from securities purchased with proceeds received from leverage exceed the cost of leverage, the fund
’s distributions
may be greater than if leverage had not been used. Conversely, if the returns from the securities purchased with such proceeds are not sufficient to cover the cost of leverage, the amount available for distribution to Common Shareholders will be less than if leverage had not been used. In the latter case, the Advisor, in its best judgment, may nevertheless determine to maintain the fund
’s leveraged position if it deems such action to be appropriate.
The costs of a borrowing program and/or an offering of preferred shares would be borne by Common Shareholders and consequently would result in a reduction of the NAV of Common Shares.
In addition to the risks created by the
fund
’s use of leverage, the
fund
is subject to the risk that the liquidity facility agreement is terminated due to the occurrence of one or more events of default under the LA. If the LA is terminated in such circumstances, the fund
would be subject to additional risk that
it would be unable to timely, or at all, obtain replacement financing. The fund
might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the fund
’s ability to generate income from the use of leverage would be adversely affected.
The
fund
may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a liquidity facility; either of these requirements will increase the cost of borrowing over the stated interest rate. To the extent that the fund
borrows
through the use of reverse repurchase agreements, it would be subject to a risk that the value of the portfolio securities transferred may substantially exceed the purchase price received by the
fund
under the reverse repurchase agreement transaction. Alternatively, during the life of any reverse repurchase agreement transaction, the
fund
may be required to transfer additional securities if the market value of those securities initially transferred declines. In addition, capital raised through borrowing or the issuance of preferred shares will be subject to interest costs or dividend payments that may or may not exceed the income and appreciation on the assets purchased. The issuance of additional classes of preferred shares involves offering expenses and other costs, which will be borne by the Common Shareholders, and may limit the fund
’s freedom to pay dividends on Common Shares or to
engage in other activities.
The
fund
may be subject to certain restrictions on investments imposed by guidelines of one or more nationally recognized statistical rating organizations which may issue ratings for the preferred shares or short-term debt instruments issued by the fund
. These guidelines may impose asset
coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. Certain types of borrowings may result in the
fund
being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the
fund
’s ability to pay dividends and distributions on Common Shares in certain instances. The
24

fund
also may be required to pledge its assets to the lenders in connection with certain types of borrowing. Under the current LA, the fund
is subject to
covenants that include, but are not limited to, certain minimum net asset value and collateral requirements, as well as a requirement to provide timely certain financial information to the lender. The Advisor does not anticipate that these covenants or restrictions will adversely affect its ability to manage the
fund
’s portfolio in accordance with the
fund
’s investment objective and principal investment strategies. Due to these covenants or restrictions, the fund
may be forced to liquidate investments at times and at prices that are not favorable to the fund
, or the
fund
may be forced to forego investments
that the Advisor otherwise views as favorable.
The extent that the
fund
employs leverage, if any, will depend on many factors, the most important of which are investment outlook, market conditions and interest rates. Successful use of a leveraging strategy depends on the Advisor’s ability to predict correctly interest rates and market movements.
There is no assurance that a leveraging strategy will be successful during any period in which it is employed.
LIBOR discontinuation risk
Certain debt securities,

derivatives and other financial instruments have traditionally utilized
LIBOR as the reference or benchmark rate for interest rate
calculations.
However,

following
allegations of
manipulation and concerns regarding
liquidity,
the U.K. Financial Conduct Authority

(
UK FCA)

announced
that
LIBOR would be discontinued on June

30,

2023.

The UK FCA elected to

require the
ICE Benchmark Administration Limited, the administrator of
LIBOR,
to continue publishing a subset of LIBOR settings

on
a

“
synthetic
”

basis
.
The synthetic publication of the

one-
,
three-

and six-
month U.S.

dollar
LIBOR will continue until September

30
,
2024
.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, the impact on
certain
debt securities, derivatives and other financial instruments remains uncertain.
Market participants have adopted alternative rates such as Secured
Overnight Financing Rate

(SOFR) or otherwise amended
financial instruments referencing LIBOR

to include fallback provisions and other measures that
contemplated
the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives
Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight
U.S.
Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences.
The
utilization
of
an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace LIBOR or another interbank offered rate
(
IBOR)

with a new reference rate could result in a taxable exchange and the realization of income

and gain/
loss for U.S.

federal income tax purposes
.
The
IRS
has issued final regulations regarding the tax consequences of the transition from IBOR to a new reference rate in debt instruments and non-
debt contracts
.
Under the final regulations,

alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the final regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition
,
to add a qualified rate as a fallback rate to a

contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable
.
The IRS may provide additional guidance,

with potential
retroactive effect
.
Market Discount Risk
The
fund
’s Common Shares will be offered only when Common Shares of the fund
are trading at a price equal to or above the
fund
’s NAV per Common
Share plus the per Common Share amount of commissions. As with any security, the market value of the Common Shares may increase or decrease from the amount initially paid for the Common Shares. The
fund
’s Common Shares have traded at both a premium and at a discount to NAV. The shares of closed-end management investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that the
fund
’s NAV could decrease as a result of investment activities. Investors bear a risk of loss to the extent that the price at which they sell their shares is lower in relation to the
fund
’s NAV than at the time of purchase, assuming a stable NAV.
Operational and cybersecurity risk
With the increased use of technologies
, such as
mobile devices and “cloud”-based service offerings and the dependence on the internet and computer systems to perform necessary business functions
,
the fund’s service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the fund and its shareholders. Intentional cybersecurity breaches include unauthorized access to systems
,
networks
,
or devices
(such as through “hacking” activity or “phishing”); infection from computer viruses or other malicious software code; and attacks that shut down
,
disable
,
slow
,
or otherwise disrupt operations
,
business processes
,
or website access or functionality
.
Cyber-
attacks can

also be carried out in a manner
that does not require gaining unauthorized access
,
such as causing denial-of-
service attacks on the service providers
’
systems or websites

rendering
them unavailable to

intended users or via

“ransomware”
that renders the systems inoperable until appropriate actions are taken
.
In addition,

unintentional incidents can occur,

such as the inadvertent release of confidential information

(
possibly resulting in the violation of applicable privacy
laws)
.
25

A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, litigation costs or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund’s investments to lose value.
Cyber-events have the potential to materially affect the fund and the advisor’s relationships with accounts, shareholders, clients, customers, employees, products, and service providers. The fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. There is no guarantee that the fund will be able to prevent or mitigate the impact of any or all cyber-events.
The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures.
In addition, other disruptive events, including (but not limited to) natural disasters and public health crises may adversely affect the fund’s ability to conduct business, in particular if the fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
Secondary Market for the Common Shares
The issuance of new Common Shares may have an adverse effect on the secondary market for the Common Shares. When Common Shares are trading at a premium, the
fund
may issue new Common Shares of the
fund
. The increase in the amount of the
fund
’s outstanding Common Shares resulting from
the offering of new Common Shares may put downward pressure on the market price for the Common Shares of the fund
. Common Shares will not be
issued at any time when Common Shares are trading at a price lower than a price equal to the fund
’s NAV per Common Share plus the per Common
Share amount of commissions.
The
fund
also issues Common Shares through its dividend reinvestment plan. Common Shares may be issued under the plan at a discount to the market price for such Common Shares, which may put downward pressure on the market price for Common Shares of the fund
.
The voting power of current Common Shareholders will be diluted to the extent that such shareholders do not purchase shares in any future Common
Share offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if the proceeds of such offering are unable to be invested as intended, the
fund
’s per Common Share distribution may decrease (or may consist of return of capital) and the fund
may not participate in
market advances to the same extent as if such proceeds were fully invested as planned.
Tax Risk
To qualify for the special tax treatment available to regulated investment companies, the fund
must: (i) derive at least 90% of its annual gross income
from certain kinds of investment income; (ii) meet certain asset diversification requirements at the end of each quarter; and (iii) distribute in each taxable year at least 90% of its net investment income (including net interest income and net short term capital gain). If the fund
failed to meet any of
these requirements, subject to the opportunity to cure such failures under applicable provisions of the Code, the fund
would be subject to U.S. federal
income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to its shareholders. All distributions by the
fund
from earnings and profits, including distributions of net capital gain (if any), would be taxable to the shareholders as ordinary income. To the extent designated by the
fund
, such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of individual and other non-corporate shareholders and (ii) for the dividends received deduction in the case of corporate shareholders, provided that in each case the shareholder meets applicable holding period requirements. In addition, in order to requalify for taxation as a regulated investment company, the
fund
might be required to recognize unrealized gain, pay substantial taxes and interest, and make certain distributions. See “U.S. Federal
Income Tax Matters.”
The tax treatment and characterization of the
fund
’s distributions may vary significantly from time to time due to the nature of the fund
’s investments.
The ultimate tax characterization of the
fund
’s distributions in a calendar year may not finally be determined until after the end of that calendar year. The fund
may make distributions during a calendar year that exceed the fund
’s net investment income and net realized capital gain for that year. In such a situation, the amount by which the
fund
’s total distributions exceed net investment income and net realized capital gain generally would be treated as a return of capital up to the amount of the Common Shareholder’s tax basis in his or her Common Shares, with any amounts exceeding such basis treated as gain from the sale of his or her Common Shares. The
fund
’s income distributions that qualify for favorable tax treatment may be affected by the
Internal Revenue Service’s (“IRS”) interpretations of the Code and future changes in tax laws and regulations. See “U.S. Federal Income Tax Matters.”
No assurance can be given as to what percentage of the distributions paid on Common Shares, if any, will consist of long-term capital gain or what the tax rates on various types of income will be in future years. See “U.S. Federal Income Tax Matters.”
26

Strategy Risks
Banking industry risk
Commercial banks

(
including

“
money center”

regional
and community banks),

savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile
interest rates,
concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds.

Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation.

Neither such extensive regulation nor the federal
insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Late in the first quarter of 2023, a number of U.S.
domestic banks and foreign banks experienced financial difficulties and, in some cases, failures
.
Given the interconnectedness of the banking system, bank regulators took actions, including the Federal Reserve, which invoked the systemic risk exception, temporarily transferred all deposits-both insured and uninsured-and substantially all the assets of two failed banks into respective bridge banks and guaranteed depositors' full access to their funds. Despite such response, there can be no certainty that the actions taken by banking regulators to limit the effect of those difficulties and failures on other banks or other financial institutions or on the U.S.
or foreign
economies generally will be effective. It is possible that more banks or other financial institutions will experience financial difficulties or fail, or other adverse developments may occur, which may affect adversely other U.S.
or foreign financial institutions and economies.
Credit and Counterparty Risk
This is the risk that
an issuer of a U.S.
government security,
the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter
(OTC) derivatives contract (see “Hedging, derivatives, and other strategic transactions risk”), or a borrower of the fund
’s securities will be unable or
unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities.
U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States;
supported by
the ability to borrow from the U.S. Treasury;
supported
only by the credit of the issuing U.S. government agency,
instrumentality, or corporation; or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the
Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), and Federal Home Loan Banks),
although chartered or sponsored by Congress, are not funded by congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations.
It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a manager may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.
Funds that invest in below-investment-grade securities, also called junk bonds (e.g., fixed-income securities rated Ba or lower by Moody’s Investors
Service, Inc. or BB or lower by Standard & Poor’s
Global
Ratings
Inc.
, at the time of investment, or determined by a manager to be of comparable quality to securities so rated) are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions, and they may be less liquid than higher-rated securities.
In addition, the
fund
is exposed to credit risk to the extent that it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, the fund
will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the fund
will succeed in enforcing them. A fund,
therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.
Equity Securities Risk
Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of
a fund
investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund
could decline if the financial condition of the companies
27

in which the
fund
is invested declines, or if overall market and economic conditions deteriorate. An issuer’s financial condition could decline as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures,
irregular and/
or
unexpected trading activity among retail investors, or
other factors. Changes in the financial
condition of a single issuer can impact the market as a whole.
Even a fund that invests in high-quality, or blue chip, equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.
The
fund
generally does not attempt to time the market. Because of its exposure to equities, the possibility that stock market prices in general will decline over short or extended periods subjects the
fund
to unpredictable declines in the value of its investments, as well as periods of poor performance.
Fixed-Income Securities Risk
Fixed-income securities are generally subject to two principal types of risk, as well as other risks described below: (1) interest-rate risk and (2) credit quality risk.
Credit quality risk.
Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after the fund
has purchased the security, the market value of the
security may decrease and lead to a decrease in the value of the fund’s investments. An issuer’s credit quality could deteriorate as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors.
funds
that may invest in lower-rated fixed-income securities, commonly referred to as junk securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest rating category and lower-rated fixed-income securities is set forth below.
Interest-rate risk.
Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.
Duration is a measure of the price sensitivity
of a debt security, or a fund that invests in a portfolio of debt securities, to changes in
interest rates,

whereas the maturity of a security measures the
time until final payment is due
.
Duration measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security.
Beginning in March 2022, the Federal Reserve Board (the Fed) began increasing interest rates and has signaled the potential for further increases. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise and could cause the value of a fund's investments, and the fund's net asset value, to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund's performance.
In response
to certain

economic disruptions, governmental authorities and regulators typically respond
with significant fiscal and monetary policy
changes, including considerably lowering interest rates, which, in some cases could result in negative interest rates. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the fund’s uninvested cash.
Investment-grade fixed-income securities in the lowest rating category risk.
Investment-grade fixed-income securities in the lowest rating category (such as Baa by Moody’s Investors Service, Inc. or BBB by Standard and
Poor’s Ratings Services or Fitch Ratings, as applicable, and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.
Prepayment of principal risk.
28

Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk is the risk that,
when
interest rates fall,

certain types of obligations will be paid off by the borrower more quickly than originally anticipated and the fund may have to invest the proceeds in
securities with lower yields
. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.
Foreign securities risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Less information may be publicly available regarding foreign issuers
, including foreign government issuers
. Foreign securities may be subject to foreign taxes and may be more volatile than
U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs, and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. Also, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country); political changes; or diplomatic developments could adversely affect a fund
’s investments. In the
event of nationalization, expropriation, confiscatory taxation, or other confiscation, the fund
could lose a substantial portion of, or its entire investment in, a foreign security.
Some of the foreign securities risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the United
States.
Depositary
receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Additionally, the Holding
Foreign Companies Accountable Act (HFCAA) could cause securities of foreign companies, including American depositary receipts, to be delisted from
U.S.
stock exchanges if the companies do not allow the U.S.
government to oversee the auditing of their financial information. Although the requirements of the HFCAA apply to securities of all foreign issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, a fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The fund may also need to seek other markets in which to transact in such securities, which could increase the fund’s costs.
Currency
risk
.

Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund
’s investments.
Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or currency controls or political developments in the United States or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards, and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.
Hedging,
derivatives
, and
other strategic transactions risk
The ability of
a fund
to utilize hedging, derivatives
,
and other strategic transactions to benefit the
fund
will depend in part on
its manager
’s ability to
predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk
,
and other risk factors, none of which can be
assured. The skills required to utilize hedging and other strategic transactions are different from those needed to select a fund
’s securities. Even if the
manager
only uses hedging and other strategic transactions in
a fund
primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction does not have the desired outcome, it could result in a significant loss to a fund
. The amount of loss could be more than the
principal amount invested. These transactions
may
also
increase the volatility of
a fund
and may involve a small investment of cash relative to the
magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed
a fund
’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund
if the counterparty to the transaction
does not perform as promised.
A fund
may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates
,
or indexes
. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates
,
and related indexes.
A fund
may use
derivatives for many purposes, including for hedging
and as a substitute for direct investment in securities or other assets. Derivatives may be used in a
29

way to efficiently adjust the exposure of
a fund
to various securities, markets
,
and currencies without
a fund
actually having to sell existing investments
and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate
,
or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund
uses derivatives for leverage, investments in
that fund
will tend to be more volatile, resulting in larger
gains or losses
in response to market changes.
To limit risks associated with leverage, a fund is
required to comply with Rule
18f-4 under the Investment Company Act of 1940, as amended (the Derivatives Rule) as outlined below.
For a description
of the various derivative instruments the
fund may utilize
, refer to the SAI.
The regulation of the U.S.
and non-U.S.
derivatives markets has undergone substantial change in recent years and such change may continue.
In
particular
, the Dodd-Frank Wall Street Reform and Consumer Protection Act, and
regulations promulgated or proposed
thereunder require many
derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and required banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. Although the
Commodity Futures Trading Commission (
CFTC
)

has released final rules relating to clearing, reporting, recordkeeping and registration requirements under the legislation, many of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. New regulations could, among other things, restrict the fund
’s ability
to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund
) and/or increase
the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the fund
may be unable to fully execute its
investment strategies as a result. Limits or restrictions applicable to the counterparties with which the fund
engages in derivative transactions also
could prevent the
fund
from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.
The Derivatives Rule mandates that a fund adopt and/or implement: (i) value-at-risk limitations (VaR); (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. In the event that a fund’s derivative exposure is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, it can elect to be classified as a limited derivatives user (Limited Derivatives User) under the Derivatives Rule, in which case the fund is not subject to the full requirements of the Derivatives Rule. Limited
Derivatives Users are excepted from VaR testing, implementing a derivatives risk management program, and certain Board oversight and reporting requirements mandated by the Derivatives Rule. However, a Limited Derivatives User is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks.
The Derivatives Rule also provides special treatment for reverse repurchase agreements, similar financing transactions and unfunded commitment agreements. Specifically, a fund may elect whether to treat reverse repurchase agreements and similar financing transactions as “derivatives transactions” subject to the requirements of the Derivatives Rule or as senior securities equivalent to bank borrowings for purposes of Section 18 of the
Investment Company Act of 1940. In addition, when-issued or forward settling securities transactions that physically settle within 35-days are deemed not to involve a senior security.
At any time after the date of this prospectus, legislation may be enacted that could negatively affect the assets of the fund
. Legislation or regulation may
change the way in which the
fund
itself is regulated. The
advisor
cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the fund
’s ability to achieve its investment
objectives
.
The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund
to the risk that the counterparty to an OTC derivatives
contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the
fund
will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund
will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund
is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund
when the
fund
seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the
fund
to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The
fund
, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the
fund
has incurred the costs of litigation. While a manager intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent
a fund
contracts with a limited number of counterparties, the
fund
’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the
fund
. Derivatives are also subject to a number of other risks, including market risk
,

liquidity
risk
and operational risk
. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or
30

indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund
is also subject
to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a manager may determine not to use derivatives to hedge or otherwise reduce risk exposure. Government legislation or regulation could affect the use of derivatives transactions and could limit
a fund
’s ability to pursue its investment strategies.
A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent that the fund utilizes the following list of
certain derivatives and other strategic transactions
,

it will be subject to associated risks.

The
main risks
of each appear below
.
Credit default swaps.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk

of default of the
underlying reference obligation
,
and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.
Foreign currency forward contracts.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk
,

and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.
Foreign currency swaps.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk
,
and risk of
disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.
Futures contracts.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions)
,
and risk of disproportionate loss are the
principal risks of engaging in transactions involving futures contracts.
Interest-rate swaps.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk
,
and risk of
disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.
Options
.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions)
,
and risk of disproportionate loss are the principal risks
of engaging in transactions involving options
. Counterparty risk does not apply to exchange-traded options.
Currency options.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving currency options.
Swaps.

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation
,
and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps
.
Illiquid and Restricted Securities Risk
The
fund
may invest without limit in securities for which there is no readily available trading market or which are otherwise illiquid (i.e., investments that the
fund
reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The fund
may have significant exposure to restricted securities. Restricted securities are securities with restrictions on public resale, such as securities offered in accordance with an exemption under Rule 144A under the Securities Act of
1933 (the “1933 Act”), or commercial paper issued under Section 4(a)(2) of the 1933 Act. Restricted securities are often required to be sold in private sales to institutional buyers, markets for restricted securities may or may not be well developed, and restricted securities can be illiquid.
Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to see the security. Illiquid investments may become harder to value, especially in changing markets. The
fund
’s investments in illiquid securities may reduce the returns of the fund
because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the
fund
to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the
fund
from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.
The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions or other economic and market impediments.
funds
with principal investment strategies that
involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.
The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress.
In addition, limited liquidity could affect the market price of the investments, thereby adversely affecting the fund
’s NAV and ability to make dividend
distributions. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such
31

periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. The
fund
has no limitation on the amount of its assets which may be invested in investments which are not readily marketable or are subject to restrictions on resale.
Large company risk
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.
Lower-Rated and High-Yield Fixed-Income Securities Risk
Lower-rated fixed-income securities
are
defined as securities rated below investment grade (such as Ba and below by Moody’s Investors Service, Inc.
and BB and below by
S&
P Global
Ratings
and Fitch Ratings, as applicable) (also called junk bonds). The general risks of investing in these securities are as follows:
Risk to principal and income.

Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made.
Issuers of these securities may even go into default or become bankrupt.
Price volatility.

The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rated categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
Liquidity.

The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
Dependence on manager’s own credit analysis.

While a manager may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the manager’s evaluation than the assessment of the credit risk of higher-rated securities.
Additional risks regarding lower-rated corporate fixed-income securities.

Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.
Preferred and convertible securities risk
Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer’s board. Also, preferred stock may be subject to optional or mandatory redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall.
The value of convertible preferred stock can depend heavily upon the value of the security into which such convertible preferred stock is converted, depending on whether the market price of the underlying security exceeds the conversion price.
Real
estate securities risk
Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

These risks include:
•
Declines in the value of real estate
•
Risks related to general and local economic conditions
•
Possible lack of availability of mortgage funds
•
Overbuilding
•
Extended vacancies of properties
•
Increased competition
•
Increases in property taxes and operating expenses
•
Changes in zoning laws
32

•
Losses due to costs resulting from the cleanup of environmental problems
•
Liability to third parties for damages resulting from environmental problems
•
Casualty or condemnation losses
•
Limitations on rents
•
Changes in neighborhood values and the appeal of properties to tenants
•
Changes in interest rates and
•
Liquidity risk
Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund’s shares may change at different rates compared with the value of shares of a fund with investments in a mix of different industries.
Securities of companies in the real estate industry have been and may continue to be negatively affected by widespread health crises such as a global pandemic. Potential impacts on the real estate market may include lower occupancy rates, decreased lease payments, defaults and foreclosures, among other consequences. These impacts could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. It is not known how long such impacts, or any future impacts of other significant events, will last.
Securities of companies in the real estate industry include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers
or lessees,
and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass
through of income under the
Internal Revenue
Code

of 1986

(the Code)
or to maintain their exemptions from registration under the
Investment
Company Act of
1940
,

as amended
. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.
Repurchase Agreement Risk
Repurchase agreements are arrangements involving the purchase of an obligation and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed-upon price. A repurchase agreement can be viewed as a loan made by a fund to the seller of the obligation with such obligation serving as collateral for the seller’s agreement to repay the amount borrowed with interest. Repurchase agreements provide the opportunity to earn a return on cash that is only temporarily available. Repurchase agreements may be entered with banks, brokers, or dealers. However, a repurchase agreement will only be entered with a broker or dealer if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased decrease below the resale price.
Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.
A subadvisor shall engage in a repurchase agreement transaction only with those banks or broker dealers who meet the subadvisor’s quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The Advisor also may engage in repurchase agreement transactions on behalf of the funds. The counterparties to a repurchase agreement transaction are limited to a:
•
Federal Reserve System member bank;
•
primary government securities dealer reporting to the Federal Reserve Bank of New York’s Market Reports Division; or
•
broker dealer that reports U.S. government securities positions to the Federal Reserve Board.
A fund also may participate in repurchase agreement transactions utilizing the settlement services of clearing firms that meet the subadvisors'
creditworthiness requirements.
The Advisor and the subadvisors will continuously monitor repurchase agreement transactions to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the obligation.
The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss, if any, would be the difference between the repurchase price and the underlying obligation’s
33

market value.
A fund also might
incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation might be delayed or limited.
Reverse Repurchase Agreement Risk
Under a reverse
repurchase agreement
,

a fund sells a debt security and agrees to repurchase it at an agreed-
upon time and at an agreed-upon
price.
The fund retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed-upon future date, the
fund repurchases the security by remitting the proceeds previously received
,
plus interest.

The difference between the amount the fund
receives for the
security and the amount it pays on repurchase is payment of interest
. In
certain types of agreements,

there is no agreed-
upon repurchase date and
interest payments are calculated

daily,
often based on the prevailing
overnight repurchase rate.

A reverse repurchase
agreement may be
considered a
form of leveraging and may
,
therefore
,
increase fluctuations in a fund
’s
NAV per share
.
Small

and mid-sized company
risk
Market risk and liquidity risk may be pronounced for securities of companies with medium
-
sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations
.
These companies may have limited product lines, markets,
or
financial resources,

or
they

may depend on a few key employees.

The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities
,
and their value may fluctuate more sharply than those securities
.
They

may also trade in the OTC market
or on a regional exchange, or may otherwise have limited liquidity
.

Investments in less-seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than are customarily associated with more established companies with larger market capitalizations
.
These risks apply to all funds that invest in the securities of companies with smaller-
or
medium
-
sized market capitalizations
.
For

purposes of the fund’
s investment policies,

the

market capitalization of
a company is based on its
capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time
.
The fund is not obligated
to sell a company’
s security simply because
,
subsequent to its purchase
,

the company
’
s market capitalization has

changed to be outside the
capitalization range,

if any,

in effect for the fund
.
State/region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These may include economic or policy changes, erosion of the tax base, and state legislative changes (especially those regarding budgeting and taxes).
Warrants Risk
Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types
of
investments.
Given the risks described above, an investment in Common Shares may not be appropriate for all investors. You should carefully consider your ability to assume these risks before making an investment in the fund
.
Management of the Fund

Trustees
The overall management of the
fund
, including supervision of the duties performed by the Advisor and the subadvisor
, is the responsibility of the Board
of Trustees, under the laws of The Commonwealth of Massachusetts and the 1940 Act. The Board of Trustees is responsible for the fund
’s overall
management, including adopting the investment and other policies of the fund
, electing and replacing officers and selecting and supervising the fund
’s

Advisor and subadvisor. The names and business addresses of the Trustees and officers of the fund and their principal occupations and other affiliations during the past five years, as well as a description of committees of the Board, are set forth under “Those Responsible for Management” in the SAI.
A discussion regarding the basis for the Trustees’ approval of the Advisory Agreement and the Subadvisory Agreement (each, as defined below) is available in the
fund
’s most recent annual shareholder report for the period ended December 31.
The Advisor
The
advisor
is a Delaware limited liability company whose principal offices are located at 200 Berkeley Street, Boston, Massachusetts 02116 and
serves as the
fund
’s investment advisor. The
advisor
is registered with the SEC as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).
Founded in 1968, the
advisor
is an indirect principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), a subsidiary of Manulife
Financial Corporation (“Manulife Financial” or the “Company”). Manulife Financial is the holding company of The Manufacturers Life Insurance Company
34

(the “Life Company”) and its subsidiaries. John Hancock Life Insurance Company (U.S.A.) and its subsidiaries (“John Hancock”) today offer a broad range of financial products and services, including whole, term, variable, and universal life insurance, as well as college savings products, mutual funds, fixed and variable annuities, long-term care insurance and various forms of business insurance.
The
advisor
’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The advisor
offers investment
solutions managed by institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. The
advisor
has been managing closed-end funds since 1971. As of March 31,
2024
, the
Advisor
had
total assets under management of approximately $
162.5

billion
.
Subject to general oversight by the Board of Trustees, the
advisor
manages and supervises the investment operations and business affairs of the fund
.
The
advisor
selects, contracts with and compensates one or more subadvisors to manage all or a portion of the fund
’s portfolio assets, subject to
oversight by the
advisor
. In this role, the
advisor
has supervisory responsibility for managing the investment and reinvestment of the fund
, as described
in further detail below. In this role, the
advisor
has supervisory responsibility for managing the investment and reinvestment of the fund
as described in
further detail below. The
advisor
is responsible for developing overall investment strategies for the fund
and overseeing and implementing the
fund
’s
continuous investment program and provides a variety of advisory oversight and investment research services. The advisor
also provides management
and transition services associated with certain fund events (e.g., strategy, portfolio manager or subadvisor changes) and coordinates and oversees services provided under other agreements.
The
advisor
has ultimate responsibility to oversee a subadvisor and recommended to the Board of Trustees its hiring, termination, and replacement. In this capacity, the
advisor
, among other things: (i) monitors on a daily basis the compliance of the subadvisor with the investment objective and related policies of the fund; (ii) monitors significant changes that may impact the subadvisor’s overall business and regularly performs due diligence reviews of the subadvisor; (iii) reviews the performance of the subadvisor; and (iv) reports periodically on such performance to the Board of Trustees. The advisor

employs a team of investment professionals who provide these ongoing research and monitoring services.
The
advisor contractually agrees
to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock
funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement
, including the fund (the participating portfolios).
This
waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio
. During
its most recent fiscal

year
,
the

fund'
s
reimbursement
amounted to 0.01% of the fund’s average daily net assets. This agreement
expires on July 31,
2025
, unless renewed by mutual
agreement of the fund and the
advisor
based upon a determination that this is appropriate under the circumstances at that time.
Manulife Financial Corporation is a leading international financial services group with principal operations in Asia, Canada and the United States.
Operating primarily as John Hancock in the United States and Manulife elsewhere, it provides financial protection products and advice, insurance, as well as wealth and asset management services through its extensive network of solutions for individuals, groups and institutions.
Advisory Agreement.

The
fund
entered into an investment management contract dated June 30, 2020 (the “Advisory Agreement”) with the advisor
.
As compensation for its advisory services under the Advisory Agreement, the advisor
receives a fee from the
fund
, calculated and paid daily, at an
annual rate of the
fund
’s average daily managed assets. “Managed assets” means, for the purposes of calculating the advisory fee, the total assets of the fund
(including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than liabilities representing financial leverage). The liquidation preference of any preferred shares is not a liability.
Pursuant to the Advisory Agreement and subject to the general supervision of the Trustees, the advisor
selects, contracts with, and compensates the
subadvisor
to manage the investments and determine the composition of the assets of the fund
. The
advisor
does not itself manage any of the
fund
’s
portfolio assets but has ultimate responsibility to oversee the subadvisor
and recommend its hiring, termination and replacement. In this capacity, the advisor
monitors the
subadvisor
’s management of the
fund
’s investment operations in accordance with the investment objective and related investment policies of the
fund
, reviews the performance of the
subadvisor
and reports periodically on such performance to the Board.
Administration Agreement.

The
fund
entered into an administration contract dated August 15, 1994 (the “Administration Agreement”) with JHIM, under which the
fund
receives Non-Advisory Services. These “Non-Advisory Services” include, but are not limited to, preparing tax returns, preparing and transmitting periodic reports to shareholders, preparing and submitting filings with the SEC and other regulatory authorities, maintaining fund

records, providing personnel and clerical services, and other services that are not investment advisory in nature. The fund
pays a monthly fee to JHIM
equal to 0.25% of the
fund
’s average weekly net assets for such Non-Advisory Services under the Administration Agreement. The advisor
has
35

contractually agreed to limit its administration fee to 0.10% of the fund’s average weekly gross assets. This agreement expires on
April 30, 2025
,
unless renewed by mutual agreement of the fund and the
advisor
based upon a determination that this is appropriate under the circumstances at that time.
The Subadvisor
Subadvisory Agreement.

The Advisor entered into a Subadvisory Agreement dated December 31, 2005 with the subadvisor
(the “Subadvisory
Agreement”). The
subadvisor
handles the fund’s portfolio management activities, subject to oversight by the Advisor. The subadvisor
, organized in 1968,
is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial, a publicly held, Canadian-based company). As of March 31,
2024
, the
subadvisor
had total assets under management of approximately $
206.3
billion. The
subadvisor
is located at
197 Clarendon Street
, Boston,
MA 02116
.
Under the terms of the Subadvisory Agreement, the
subadvisor
is responsible for managing the investment and reinvestment of the assets of the fund
,
subject to the supervision and control of the Board and the Advisor. For services rendered by the subadvisor
under the Subadvisory Agreement, the
Advisor (and not the
fund
) pays the
subadvisor
a fee.
Portfolio Managers
Below is a list of the
fund
’s investment management team at the
subadvisor
, listed in alphabetical order, which includes a brief summary of their business careers during the past five years. These managers are jointly and primarily responsible for the day-to-day management of the fund
’s portfolio.
These managers are employed by the
subadvisor
.
For more details about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.
Susan A. Curry
•
Managing Director and Portfolio Manager Manulife Investment Management (US)
LLC
since
2006
•
Managed the
fund
since 2004
•
Began business career in 1993
Ryan P. Lentell, CFA
•
Managing Director and Portfolio Manager, Manulife Investment Management (US)
LLC
since
2008
•
Managing Director, Manulife Investment Management(US) LLC (2005—2012)
•
Managed the
fund
since 2008
•
Began business career in 1999
Custodian and Transfer Agent

The
fund
’s portfolio securities are held pursuant to a custodian agreement between the fund
and State Street Bank and Trust Company (“State Street” or
the “Custodian”),
One Congress Street
,
Suite 1
, Boston, Massachusetts
02114
. Under the custodian agreement, State Street performs custody, foreign custody manager and fund accounting services.
Computershare
Shareowner Services LLC
,
P.O. Box
43006
,
Providence
,
RI 02940-3078
, is the transfer agent and dividend disbursing agent of the fund
.
Determination of Net Asset Value

The
fund
’s net asset value per Common Share (“NAV”) is normally determined each business day at the close of regular trading on the NYSE (typically
4:00

p.m.

Eastern Time, on each business day that the NYSE is open) by dividing the fund
’s net assets by the number of Common Shares outstanding. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the
Advisor
's Valuation Policies and Procedures. The time
at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange
Commission and applicable regulations. On holidays or other days when the NYSE is closed, the NAV is not calculated. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the fund
’s NAV is not calculated. Consequently,
the
fund
’s portfolio securities may trade and the NAV of the
fund
’s Common Shares may be significantly affected on days when a shareholder will not be able to purchase or sell the
fund
’s Common Shares.
The Board has designated the fund’s Advisor as the valuation designee to perform fair value functions for the fund in accordance with the Advisor's valuation policies and procedures. As valuation designee, the Advisor will determine the fair value, in good faith, of securities and other assets held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value determinations, select, apply and test fair value methodologies, and oversee and evaluate pricing services and other valuation agents used in valuing
36

the fund's investments. The Advisor is subject to Board oversight and reports to the Board information regarding the fair valuation process and related material matters. The Advisor carries out its responsibilities as valuation designee through its Pricing Committee.
Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the
Advisor
’s
Pricing Committee in certain instances pursuant to procedures established by the
Advisor and adopted by the Board
. Equity securities are generally
valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is typically valued at the price on the exchange where the security was acquired or most likely will be sold. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Equity securities traded principally in foreign markets are typically valued using the last sale price or official closing price in the relevant exchange or market, as adjusted by an independent pricing vendor to reflect fair value as of the close of the NYSE
. On any day a foreign market is closed and the NYSE is
open, any foreign securities will typically be valued using the last price or official closing price obtained from the relevant exchange on the prior business day adjusted based on information provided by an independent pricing vendor to reflect fair value as of the close of the NYSE
. Debt obligations
are typically valued based on evaluated prices provided by an independent pricing vendor. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate supplied by an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.
Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price
,
while other futures contracts are typically valued at the last traded price on the exchange on which they trade
as of the close of the NYSE
. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of the close of the NYSE, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Shares of open-end investment companies that are not exchange-traded funds (“ETFs”) held by the fund
are valued based on the NAVs of
such other investment companies.
Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, broker-dealer quotations, credit quality information, general market conditions, news, and other factors and assumptions. The fund
may receive
different prices when it sells odd-lot positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but the fund
may hold or transact in such securities in smaller, odd lot sizes.
The Pricing Committee engages in oversight activities with respect to the fund
’s pricing vendors, which includes, among other things, monitoring significant or unusual price fluctuations above predetermined tolerance levels from the prior day, back-testing of pricing vendor prices against actual trades, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these vendors. Nevertheless, market quotations, official closing prices, or information furnished by a pricing vendor could be inaccurate, which could lead to a security being valued incorrectly.
If market quotations, official closing prices, or information furnished by a pricing vendor are not readily available or are otherwise deemed unreliable or not representative of the fair value of such security because of market- or issuer-specific events, a security will be valued at its fair value as determined in good faith by the
Board
’s
valuation designee
,
the Advisor
. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.
Fair value pricing of securities is intended to help ensure that the fund
’s NAV reflects the fair market value of the
fund
’s portfolio securities as of the close
of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close). The use of fair value pricing has the effect of valuing a security based upon the price the
fund
might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.
Regarding the
fund
’s investment in an open-end investment company that is not an ETF, which (as noted above) is valued at such investment company’s
NAV, the prospectus for such investment company explains the circumstances and effects of fair value pricing for that investment company.
Distribution Policy

The
fund
makes regular quarterly distributions to Common Shareholders sourced from the fund
’s cash available for distribution. “Cash available for
distribution” consists of the
fund
’s (i) investment company taxable income, which includes among other things, dividend and ordinary income after payment of
fund
expenses, the excess of net short-term capital gain over net long-term capital loss, and income from certain hedging and interest rate
37

transactions and (ii) net long-term capital gain (gain from the sale of capital assets held longer than one year). The Board may modify this distribution policy at any time without obtaining the approval of Common Shareholders.
Expenses of the
fund
are accrued each day. To the extent that the
fund
’s net investment income for any year exceeds the total quarterly distributions paid during the year, the
fund
may make a special distribution at or near year-end of such excess amount as may be required. If it does, over time, all of the
fund
’s investment company taxable income will be distributed.
If, for any calendar year, as discussed above, the total distributions made exceed the fund’s net investment taxable income and net capital gain, the excess generally will be treated as a return of capital to each Common Shareholder
(up to the amount of the Common Shareholder’s basis in his or her
Common Shares) and thereafter as gain from the sale of Common Shares. The amount treated as a return of capital reduces the Common Shareholder’s adjusted basis in his or her Common Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her Common Shares. Distributions in any year may include a substantial return of capital component.
Pursuant to the requirements of the 1940 Act, in the event the fund
makes distributions from sources other than income, a notice will accompany each quarterly distribution with respect to the estimated source of the distribution made. Such notices will describe the portion, if any, of the quarterly dividend which, in the
fund
’s good faith judgment, constitutes long-term capital gain, short-term capital gain, net investment income or a return of capital. The actual character of such dividend distributions for U.S. federal income tax purposes, however, will only be determined finally by the fund
at
the close of its fiscal year, based on the
fund
’s full year performance and its actual net investment company taxable income and net capital gain for the year, which may result in a recharacterization of amounts distributed during such fiscal year from the characterization in the quarterly estimates.
At least annually, the
fund
intends to distribute any net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) or, alternatively, to retain all or a portion of the year’s net capital gain and pay U.S. federal income tax on the retained gain. As provided under U.S. federal tax law, Common Shareholders of record as of the end of the
fund
’s taxable year will include their attributable share of the retained gain in their income for the year as a long-term capital gain, and will be entitled to a tax credit or refund for the tax deemed paid on their behalf by the fund
. The
fund
may
treat the cash value of tax credit and refund amounts in connection with retained capital gain as a substitute for equivalent cash distributions.
The tax treatment and characterization of the
fund
’s distributions may vary substantially from time to time because of the varied nature of the fund
’s
investments. If the
fund
’s total quarterly distributions in any year exceed the amount of its net investment taxable income for the year, any such excess would be characterized as a return of capital for U.S. federal income tax purposes to the extent not designated as a capital gain dividend. Distributions in any year may include a substantial return of capital component. Under the 1940 Act, for any distribution that includes amounts from sources other than net income (calculated on a book basis), the
fund
is required to provide Common Shareholders a written statement regarding the components of such distribution. Such a statement will be provided at the time of any distribution believed to include any such amounts. A return of capital is a distribution to Common Shareholders that is not attributable to the fund
’s earnings but, represents a return of part of the Common Shareholder’s investment. If the
fund
’s distributions exceed the
fund
’s current and accumulated earnings and profits, such excess will be treated first as a return of capital to the extent of the shareholder’s tax basis in Common Shares (thus reducing a shareholder’s adjusted tax basis in his or her Common Shares), and thereafter as capital gain assuming Common Shares are held as a capital asset. Upon the sale of Common Shares, a shareholder generally will recognize capital gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted tax basis in Common
Shares sold. For example, in year one, a Common Shareholder purchased 100 shares of the fund
at $10 per Share. In year two, the Common
Shareholder received a $1-per-share return of capital distribution, which reduced the basis in each share by $1, to give the Common Shareholder an adjusted basis of $9 per share. In year three, the Common Shareholder sells the 100 shares for $15 per Share. Assuming no other transactions during this period, a Common Shareholder would have a capital gain in year three of $6 per share ($15 minus $9) for a total capital gain of $600.
The
fund
has adopted a managed distribution plan (Plan). Under the Plan, the fund
makes quarterly distributions of an amount equal to $
0.6500
per
share, which will be paid quarterly until further notice. The fund
may make additional distributions: (i) for purposes of not incurring federal income tax at the
fund
level of investment company taxable income and net capital gain, if any, not included in such regular distributions; and (ii) for purposes of not incurring federal excise tax on ordinary income and capital gain net income, if any, not included in such regular distributions. The Plan provides that the
Board of Trustees of the
fund
may amend the terms of the Plan or terminate the Plan at any time without prior notice to the fund
’s shareholders. The Plan
is subject to periodic review by the fund’s Board of Trustees.
Distribution rates are based on projected quarterly cash available for distribution, which may result in fluctuations in quarterly rates. As a result, the distributions paid by the
fund
for any particular quarter may be more or less than the amount of cash available for distribution from that quarterly period. In certain circumstances, the
fund
may be required to sell a portion of its investment portfolio to fund distributions. Distributions will reduce the
Common Shares’ NAV.
Common Shareholders may automatically reinvest some or all of their distributions in additional Common Shares under the fund
’s dividend
reinvestment plan. See “Dividend Reinvestment Plan.”
38

Dividend Reinvestment Plan

Pursuant to the
fund
’s Dividend Reinvestment Plan (the “Plan”), distributions of dividends and capital gain are automatically reinvested in Common
Shares by Computershare Trust Company, N.A. (the “Plan Agent”). Every shareholder holding at least one full share of the fund
is automatically enrolled
in the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash.
If the
fund
declares a dividend or distribution payable either in cash or in Common Shares and the market price of shares on the payment date for the distribution or dividend equals or exceeds the
fund
’s NAV per share, the
fund
will issue Common Shares to participants at a value equal to the higher of
NAV or 95% of the market price. The number of additional Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution or dividend by the higher of NAV or 95% of the market price. If the market price is lower than NAV, or if dividends or distributions are payable only in cash, then participants will receive Common Shares purchased by the Plan Agent on participants’ behalf on the NYSE or otherwise on the open market. If the market price exceeds NAV before the Plan Agent has completed its purchases, the average per share purchase price may exceed NAV, resulting in fewer Common Shares being acquired than if the fund
had issued new Common Shares.
There are no brokerage charges with respect to Common Shares issued directly by the fund
. However, whenever shares are purchased or sold on the
NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested.
The reinvestment of dividends and net capital gain distributions does not relieve participants of any income tax that may be payable on such dividends or distributions even though cash is not received by the participant.
Shareholders participating in the Plan may buy additional Common Shares of the fund
through the Plan at any time in amounts of at least $50 per
investment, up to a maximum of $10,000, with a total calendar year limit of $100,000. Shareholders will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. Purchases of additional shares of the fund
will be made on the open market. Shareholders who elect to
utilize monthly electronic fund transfers to buy additional shares of the fund
will be charged a $2 transaction fee plus $0.05 per share brokerage trading fee for each automatic purchase. Shareholders also can sell fund
shares held in the Plan account at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s website at www.computershare.com/investor The Plan Agent will mail a check (less applicable brokerage trading fees) on settlement date (two business days after the shares have been sold). If shareholders choose to sell shares through their stockbroker, they will need to request that the Plan Agent electronically transfer those shares to their stockbroker through the Direct Registration
System.
Shareholders participating in the Plan may elect to receive all distributions in cash by withdrawing from the Plan at any time by contacting the Plan
Agent by telephone, in writing or by visiting the Plan Agent’s website at www.computershare.com/investor. Such termination will be effective immediately if the notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise, such termination will be effective on the first trading day after the payment date for such dividend or distribution, with respect to any subsequent dividend or distribution. If you withdraw, your shares will be credited to your account; or, if you wish, the Plan Agent will sell your full and fractional shares and send you the proceeds, less a transaction fee of $5.00 and less brokerage trading fees of $0.05 per share. If a shareholder does not maintain at least one whole share of common stock in the Plan account, the Plan Agent may terminate such shareholder’s participation in the Plan after written notice. Upon termination, shareholders will be sent a check for the cash value of any fractional share in the Plan account, less any applicable broker commissions and taxes.
Shareholders who hold at least one full share of the
fund
may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan
Agent’s website at www.computershare.com/investor. If received in proper form by the Plan Agent before the record date of a dividend, the election will be effective with respect to all dividends paid after such record date. If you wish to participate in the Plan and your shares are held in the name of a brokerage firm, bank or other nominee, please contact your nominee to see if it will participate in the Plan for you. If you wish to participate in the Plan, but your brokerage firm, bank or other nominee is unable to participate on your behalf, you will need to request that your shares be re-registered in your own name, or you will not be able to participate. The Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by you as representing the total amount registered in your name and held for your account by your nominee.
Experience under the Plan may indicate that changes are desirable. Accordingly, the fund
and the Plan Agent reserve the right to amend or terminate
the Plan. Participants generally will receive written notice at least 90 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 90 days before the record date for the payment of any dividend or distribution by the fund
.
All correspondence or additional information about the Plan should be directed to Computershare Trust Company, N.A. (Telephone: 800-852-0218
(within the U.S. and Canada)
)
, 201-680-6578 (International Telephone Inquiries), and 201-680-6610 (For the Hearing Impaired (TDD)).
Closed-End Fund Structure

Closed-end funds differ from open-end management investment companies (which generally are referred to as “mutual funds”) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. Mutual funds do not trade on securities exchanges and issue securities redeemable at the option of the shareholder. The continuous outflows of assets in a mutual fund can make it difficult to manage the fund’s investments. Closed-end funds generally are able to stay more fully invested in securities that are consistent with
39

their investment
objectives
and also have greater flexibility to make certain types of investments and to use certain investment strategies, such as financial leverage and investments in illiquid securities. The fund
’s Common Shares are designed primarily for long-term investors; you should not purchase Common Shares if you intend to sell them shortly after purchase.
Common shares of closed-end funds frequently trade at prices lower than their NAV. Since inception, the market price of the Common Shares has fluctuated and at times has traded below the
fund
’s NAV and at times has traded above the
fund
’s NAV. The
fund
cannot predict whether in the future the
Common Shares will trade at, above or below NAV. In addition to NAV, the market price of the fund
’s Common Shares may be affected by such factors as
the
fund
’s dividend stability, dividend levels, which are in turn affected by expenses, and market supply and demand.
In recognition of the possibility that Common Shares may trade at a discount from their NAV, and that any such discount may not be in the best interest of Common Shareholders, the Board, in consultation with the Advisor, from time to time may review possible actions to reduce any such discount. There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in Common Shares trading at a price equal to or close to NAV per Common Share. In the event that the fund
conducts an offering of new Common Shares and such offering
constitutes a “distribution” under Regulation M, the
fund
and certain of its affiliates may be subject to an applicable restricted period that could limit the timing of any repurchases by the
fund
.
U.S. Federal Income Tax Matters

The following discussion of U.S. federal income tax matters is based on the advice of K&L Gates LLP. The fund
has elected to be treated and to qualify
each year as a regulated investment company (a “RIC”) under the Code. Accordingly, the fund
intends to satisfy certain requirements relating to sources
of its income and diversification of its total assets and to distribute substantially all of its net income and net short-term capital gain (after reduction by net long-term capital loss and any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying U.S. federal income or excise tax thereon. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the
fund
will not be subject to U.S. federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.
For U.S. federal income tax purposes, distributions paid out of the fund's current or accumulated earnings and profits will, except in the case of distributions of qualified dividend income and capital gain dividends described below, be taxable as ordinary dividend income. Certain income distributions paid by the fund (whether paid in cash or reinvested in additional fund shares) to individual taxpayers that are attributable to the fund's qualified dividend income and capital gain are taxed at rates applicable to net long-term capital gains (maximum rates of 20% 15%, or 0% for individuals depending on the amount of their taxable income for the year). This tax treatment applies only if certain holding period requirements and other requirements are satisfied by the shareholder and the dividends are attributable to qualified dividend income received by the fund itself. For this purpose, “qualified dividend income” means dividends received by the fund from United States corporations and “qualified foreign corporations,”
provided that the fund satisfies certain holding period and other requirements in respect of the stock of such corporations. An additional 3.8% Medicare tax will also apply in the case of some individuals.
At least annually, the
fund
intends to distribute any net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) or, alternatively, to retain all or a portion of the year’s net capital gain and pay U.S. federal income tax on the retained gain. As provided under U.S. federal tax law,
if the fund retains net capital gain,
Common Shareholders of record as of the end of the
fund
’s taxable year will include their attributable share of
the retained gain in their income for the year as long-term capital gain (regardless of holding period in Common Shares), and will be entitled to a tax credit or refund for the tax paid on their behalf by the
fund
. Common Shareholders of record for the retained capital gain also will be entitled to increase their tax basis in their Common Shares by an amount equal to the deemed distribution less the tax credit. Distributions of the fund
’s net capital gain
(“capital gain distributions”), if any, are taxable to Common Shareholders as long-term capital gain, regardless of their holding period in Common
Shares. Distributions of the
fund
’s net realized short-term capital gain will be taxable as ordinary income.
If, for any calendar year, the
fund
’s total distributions exceed the
fund
’s current and accumulated earnings and profits, the excess will be treated as a return of capital to each Common Shareholder (up to the amount of the Common Shareholder’s basis in his or her Common Shares) and thereafter as gain from the sale of Common Shares (assuming Common Shares are held as a capital asset). The amount treated as a return of capital reduces the
Common Shareholder’s adjusted basis in his or her Common Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale or other disposition of his or her Common Shares. See below for a summary of the current maximum tax rates applicable to long-term capital gain (including capital gain distributions).
For federal income tax purposes, the
fund
is generally permitted to carry forward a net capital loss incurred in any taxable year, for an unlimited period to offset net capital gains, if any, during its taxable years following the year of the loss. Capital losses carried forward will retain their character as either short-term or long-term capital losses. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to the
fund
and would not be distributed as such to shareholders.
To qualify as a RIC for income tax purposes, the
fund
must derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gain from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gain from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies, and net income
40

derived from an interest in a qualified publicly traded partnership. A “qualified publicly traded partnership” is a publicly traded partnership that meets certain requirements with respect to the nature of its income. To qualify as a RIC, the fund
must also satisfy certain requirements with respect to the
diversification of its assets. The
fund
must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities that, in respect of any one issuer, do not represent more than 5% of the value of the assets of the fund
nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the
fund
’s assets can be invested in securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers, which the fund
controls and which are engaged in the same or
similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships. If the fund
fails to meet the annual
gross income test described above, the
fund
will nevertheless be considered to have satisfied the test if (i) (a) such failure is due to reasonable cause and not due to willful neglect and (b) the
fund
reports the failure, and (ii) the
fund
pays an excise tax equal to the excess non-qualifying income. If the fund
fails to meet the asset diversification test described above with respect to any quarter, the fund
will nevertheless be considered to have satisfied
the requirements for such quarter if the
fund
cures such failure within 6 months and either (i) such failure is de minimis or (ii) (a) such failure is due to reasonable cause and not due to willful neglect and (b) the
fund
reports the failure and pays an excise tax.
As a RIC, the
fund
generally will not be subject to federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deductions for dividend paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes in each taxable year to its shareholders, provided that it distributes at least the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income for such taxable year. The fund
intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income, net tax-exempt income and net capital gain. In order to avoid incurring a nondeductible 4% federal excise tax obligation, the Code requires that the
fund
distribute (or be deemed to have distributed) by December 31 of each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income for such year, (ii) 98.2% of its capital gain net income (which is the excess of its realized net long-term capital gain over its realized net short-term capital loss), generally computed on the basis of the one-year period ending on
October
31 of such year,
after reduction by any available capital loss carryforwards and (iii) 100% of any ordinary income and capital gain net income from the prior year (as previously computed) that were not paid out during such year and on which the fund
paid no U.S. federal income tax.
If the
fund
does not qualify as a RIC for any taxable year, the
fund
’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of individual and other non-corporate shareholders and (ii) for the dividends received deduction (“DRD”) in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the fund
may be
required to recognize unrealized gain, pay substantial taxes and interest, and make certain distributions.
Certain of the
fund
’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i)
convert dividends that would otherwise constitute qualified dividend income into ordinary income, (ii) treat dividends that would otherwise be eligible for the corporate DRD as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain loss or deductions, (iv) convert long-term capital gain into short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited), (vi) cause the
fund
to recognize income or gain without a corresponding receipt of cash, (vii) adversely affect when a purchase or sale of stock or securities is deemed to occur, (viii) adversely alter the characterization of certain complex financial transactions, and (ix) produce income that will not qualify as good income for purposes of the income requirement that applies to RICs. While it may not always be successful in doing so, the
fund
will seek to avoid or minimize the adverse tax consequences of its investment practices.
The
fund
may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the fund
enters into a short sale,
offsetting notional principal contract, or forward contract transaction with respect to the appreciated position or substantially identical property.
Appreciated financial positions subject to this constructive sale treatment include interests (including options and forward contracts and short sales) in stock and certain other instruments. Constructive sale treatment does not apply if the transaction is closed out not later than thirty days after the end of the taxable year in which the transaction was initiated, and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed.
Gain or loss from a short sale of property generally is considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in the
fund
’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date the short sale is entered into, gain on short sales generally are short-term capital gain. A loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the fund
for more than one year. In addition,
entering into a short sale may result in suspension of the holding period of “substantially identical property” held by the fund
.
Gain or loss on a short sale generally will not be realized until such time as the short sale is closed. However, as described above in the discussion of constructive sales, if the
fund
holds a short sale position with respect to securities that have appreciated in value, and it then acquires property that is the same as or substantially identical to the property sold short, the fund
generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the fund
holds an appreciated financial position with respect to securities and then enters into a short sale with respect to the same or substantially identical property, the fund
generally will recognize gain as if the appreciated financial
41

position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.
The
fund
will inform Common Shareholders of the source and tax status of all distributions promptly after the close of each calendar year.
Selling Common Shareholders generally will recognize gain or loss in an amount equal to the difference between the amount realized on the sale and the
Common Shareholder’s adjusted tax basis in the Common Shares sold. If Common Shares are held as a capital asset, the gain or loss will be a capital gain or loss. The maximum tax rate applicable to net capital gain recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for gain recognized on the sale of capital assets held for one year or less (currently 37%), or (ii) for gain recognized on the sale of capital assets held for more than one year (as well as any capital gain distributions), 20%, 15%, or 0% for individuals depending on the amount of their taxable income for the year. An additional 3.8% Medicare tax will also apply in the case of some individuals.
Any loss on a disposition of Common Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to those Common Shares. For purposes of determining whether Common Shares have been held for six months or less, the holding period is suspended for any periods during which the Common Shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. Any loss realized on a sale or exchange of
Common Shares will be disallowed to the extent those Common Shares are replaced by other Common Shares within a period of 61 days beginning
30 days before and ending 30 days after the date of disposition of Common Shares (whether through the reinvestment of distributions or otherwise). In that event, the basis of the replacement Common Shares will be adjusted to reflect the disallowed loss.
An investor should be aware that, if Common Shares are purchased shortly before the record date for any taxable distribution (including a capital gain distribution), the purchase price likely will reflect the value of the distribution and the investor then would receive a taxable distribution that is likely to reduce the trading value of such Common Shares, in effect resulting in a taxable return of some of the purchase price.
Taxable distributions to certain individuals and certain other non-corporate Common Shareholders, including those who have not provided their correct taxpayer identification number and other required certifications, may be subject to “backup” U.S. federal income tax withholding at the fourth lowest rate of tax applicable to a single individual (24%). Backup withholding is not an additional tax. Any amounts withheld may be refunded or credited against such shareholder’s U.S. federal income tax liability, if any, provided that the required information is furnished to the Internal Revenue Service.
An investor also should be aware that the benefits of the reduced tax rate applicable to long-term capital gain and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders.
The
fund
’s investments in non-U.S. securities may be subject to foreign withholding taxes on dividends, interest, or capital gain, which will decrease the fund
’s yield. Foreign withholding taxes may be reduced under income tax treaties between the U.S. and certain foreign jurisdictions.
Depending on the number of non-U.S. shareholders in the
fund
, however, such reduced foreign withholding tax rates may not be available for investments in certain jurisdictions.
The foregoing briefly summarizes some of the important U.S. federal income tax consequences to Common Shareholders of investing in Common
Shares, reflects the U.S. federal tax law as of the date of this Prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate and non-U.S. investors. A more complete discussion of the tax rules applicable to the fund
and the Common Shareholders can be
found in the SAI that is incorporated by reference into this Prospectus. Unless otherwise noted, this discussion assumes that an investor is a
U.S. person and holds Common Shares as a capital asset. This discussion is based upon current provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change or differing interpretations by the courts or the IRS retroactively or prospectively. Investors should consult their tax advisors regarding other U.S. federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.
Plan of Distribution

The
fund
may sell the Common Shares being offered under this Prospectus in any one or more of the following ways: (i) directly to purchasers; (ii)
through agents; (iii) to or through underwriters; or (iv) through dealers. The Prospectus Supplement relating to the offering will identify any agents, underwriters or dealers involved in the offer or sale of Common Shares, and will set forth any applicable offering price, sales load, fee, commission or discount arrangement between the
fund
and its agents or underwriters, or among its underwriters, or the basis upon which such amount may be calculated, net proceeds and use of proceeds, and the terms of any sale.
The
fund
may distribute Common Shares from time to time in one or more transactions at: (i) a fixed price or prices, which may be changed; (ii) market prices prevailing at the time of sale; (iii) prices related to prevailing market prices; or (iv) negotiated prices; provided, however, that in each case the offering price per Common Share (less any underwriting commission or discount) must equal or exceed the NAV per Common Share.
The
fund
from time to time may offer its Common Shares through or to certain broker-dealers, including
[
TBU]
, that have entered into selected dealer
agreements relating to at-the-market offerings.
42

The
fund
may directly solicit offers to purchase Common Shares, or the fund
may designate agents to solicit such offers. The
fund
will, in a Prospectus
Supplement relating to such offering, name any agent that could be viewed as an underwriter under the Securities Act of 1933, as amended (the
“Securities Act”), and describe any commissions the
fund
must pay. Any such agent will be acting on a best efforts basis for the period of its appointment or, if indicated in the applicable Prospectus Supplement or other offering materials, on a firm commitment basis. Agents, dealers and underwriters may be customers of, engage in transactions with, or perform services for the fund
in the ordinary course of business.
If any underwriters or agents are used in the sale of Common Shares in respect of which this Prospectus is delivered, the fund
will enter into an
underwriting agreement or other agreement with them at the time of sale to them, and the fund
will set forth in the Prospectus Supplement relating to
such offering their names and the terms of the
fund
’s agreement with them.
If a dealer is utilized in the sale of Common Shares in respect of which this Prospectus is delivered, the fund
will sell such Common Shares to the dealer,
as principal. The dealer may then resell such Common Shares to the public at varying prices to be determined by such dealer at the time of resale.
The
fund
may engage in at-the-market offerings to or through a market maker or into an existing trading market, on an exchange or otherwise, in accordance with Rule 415(a)(4) under the Securities Act. An at-the-market offering may be through an underwriter or underwriters acting as principal or agent for the
fund
.
Agents, underwriters and dealers may be entitled under agreements which they may enter into with the fund
to indemnification by the
fund
against
certain civil liabilities, including liabilities under the Securities Act, and may be customers of, engage in transactions with or perform services for the fund
in the ordinary course of business.
In order to facilitate the offering of Common Shares, any underwriters may engage in transactions that stabilize, maintain or otherwise affect the price of Common Shares or any other Common Shares the prices of which may be used to determine payments on the Common Shares. Specifically, any underwriters may over-allot in connection with the offering, creating a short position for their own accounts. In addition, to cover over-allotments or to stabilize the price of Common Shares or of any such other Common Shares, the underwriters may bid for, and purchase, Common Shares or any such other Common Shares in the open market. Finally, in any offering of Common Shares through a syndicate of underwriters, the underwriting syndicate may reclaim selling concessions allowed to an underwriter or a dealer for distributing Common Shares in the offering if the syndicate repurchases previously distributed Common Shares in transactions to cover syndicate short positions, in stabilization transactions or otherwise. Any of these activities may stabilize or maintain the market price of Common Shares above independent market levels. Any such underwriters are not required to engage in these activities and may end any of these activities at any time.
The
fund
may enter into derivative transactions with third parties, or sell Common Shares not covered by this Prospectus to third parties in privately negotiated transactions. If the applicable Prospectus Supplement indicates, in connection with those derivatives, the third parties may sell Common
Shares covered by this Prospectus and the applicable Prospectus Supplement or other offering materials, including in short sale transactions. If so, the third parties may use Common Shares pledged by the
fund
or borrowed from the
fund
or others to settle those sales or to close out any related open borrowings of securities, and may use Common Shares received from the fund
in settlement of those derivatives to close out any related open borrowings of securities. The third parties in such sale transactions will be underwriters and, if not identified in this Prospectus, will be identified in the applicable Prospectus Supplement or other offering materials (or a post-effective amendment).
The
fund
or one of the
fund
’s affiliates may loan or pledge Common Shares to a financial institution or other third party that in turn may sell Common
Shares using this Prospectus. Such financial institution or third party may transfer its short position to investors in Common Shares or in connection with a simultaneous offering of other Common Shares offered by this Prospectus or otherwise.
The maximum amount of compensation to be received by any member of the Financial Industry Regulatory Authority, Inc. will not exceed 8% of the initial gross proceeds from the sale of any security being sold with respect to each particular offering of Common Shares made under a single
Prospectus Supplement.
Any underwriter, agent or dealer utilized in the initial offering of Common Shares will not confirm sales to accounts over which it exercises discretionary authority without the prior specific written approval of its customer.
Description of Capital Structure

The
fund
is a business trust established under the laws of The Commonwealth of Massachusetts by the Declaration of Trust. The Declaration of Trust
provides that the Board may authorize separate classes of shares of beneficial interest. The Board has authorized an unlimited number of Common
Shares. The
fund
holds annual meetings of Common Shareholders in compliance with the requirements of the NYSE.
Common Shares
The Declaration of Trust permits the
fund
to issue an unlimited number of full and fractional Common Shares of beneficial interest, with or without par value. Each Common Share represents an equal proportionate interest in the assets of the fund
with each other Common Share in the
fund
. Common
Shareholders will be entitled to the payment of distributions when, and if declared by the fund
. The 1940 Act or the terms of any future borrowings or
issuance of preferred shares may limit the payment of distributions to the Common Shareholders. Each whole Common Share is entitled to one vote and
43

each fractional Common Share is entitled to a proportionate fractional vote as to matters on which it is entitled to vote pursuant to the terms of the
Declaration of Trust. Upon termination of the
fund
, after paying or adequately providing for the payment of all liabilities of the fund
and the liquidation
preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as the Trustees deem necessary , the Trustees may distribute the remaining assets of the fund
among the Common Shareholders. The Declaration of Trust provides that
Common Shareholders are not liable for any liabilities of the fund
, and indemnifies shareholders against any such liability. Although shareholders of a business trust established under Massachusetts law, in certain limited circumstances, may be held personally liable for the obligations of the business trust as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote. The
fund
will not issue Common Share certificates.
The
fund
has no current intention to issue preferred shares. However, if at some future time there are any preferred shares outstanding, subject to certain exceptions, the
fund
might not be permitted to declare any cash distribution on its Common Shares, unless at the time of such declaration, (i) all accrued distributions on preferred shares and any accrued interest on borrowings, if any, have been paid and (ii) the value of the fund
’s total assets
(determined after deducting the amount of such distribution), less all liabilities and indebtedness of the fund
not represented by senior securities, is at
least 300% of the aggregate amount of any securities representing indebtedness and at least 200% of the aggregate amount of any securities representing indebtedness plus the aggregate liquidation value of the outstanding preferred shares. In addition to the requirements of the 1940 Act, the
fund
may be required to comply with other asset coverage requirements under a liquidity facility or as a condition of the fund
obtaining a rating of
preferred shares from a nationally recognized statistical rating organization (a “Rating Agency”). These requirements may include an asset coverage test more stringent than under the 1940 Act. This limitation on the fund
’s ability to make distributions on its Common Shares could in certain circumstances impair the ability of the
fund
to maintain its qualification for taxation as a RIC for U.S. federal income tax purposes. If the fund
were in the
future to issue preferred shares, it would intend, however, to the extent possible, to purchase or redeem preferred shares from time to time to maintain compliance with such asset coverage requirements and may pay special distributions to the holders of the preferred shares in certain circumstances in connection with any potential impairment of the
fund
’s status as a RIC. Depending on the timing of any such redemption or repayment, the fund
may be
required to pay a premium in addition to the liquidation preference of the preferred shares to the holders thereof.
The
fund
has no present intention of offering additional Common Shares, except as described herein. Other offerings of its Common Shares, if made, will require approval of the Board. Any additional offering will not be sold at a price per Common Share below the then current NAV (exclusive of underwriting discounts and commissions) except in connection with an offering to existing Common Shareholders or with the consent of a majority of the
fund
’s outstanding Common Shares. Common Shares have no preemptive rights.
Liquidity Facility
The
fund
has entered into the LA with State Street Bank and Trust Company (“SSB”) that allows it to borrow or otherwise access funds through a line of credit, securities lending and reverse repurchase agreements. The fund
pledges its assets as collateral to secure obligations under the LA. The fund

retains the risks and rewards of the ownership of assets pledged to secure obligations under the LA and makes these assets available for securities lending and reverse repurchase transactions with SSB acting as the fund
's authorized agent for these transactions. All transactions initiated through
SSB are required to be secured with cash collateral received from the securities borrower or cash is received from the reverse repurchase agreement counterparties. Securities lending transactions
will be secured with cash collateral in amounts at least equal to 100% of the market value of the securities utilized in these transactions. Cash received by SSB from securities lending or reverse repurchase transactions is credited against the amounts borrowed under the line of credit.
Upon return of securities by the borrower or reverse repurchase counterparty, SSB will return the cash collateral to the borrower or proceeds from the reverse repurchase transaction, as applicable, which will eliminate the credit against the line of credit and will cause the drawdowns under the line of credit to increase by the amounts returned. Income earned on the loaned securities is retained by SSB, and any interest due on the reverse repurchase agreements is paid by SSB.
SSB has indemnified the fund for certain losses that may arise if the borrower or a reverse repurchase counterparty fails to return securities when due.
With respect to securities lending transactions, upon a default of the securities borrower, SSB uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series. If the value of the collateral is less than the purchase cost of replacement securities, SSB is responsible for satisfying the shortfall, but only to the extent that the shortfall is not due to any of the fund's losses on the reinvested cash collateral. Although the risk of the loss of the securities is mitigated by receiving collateral from the borrower or proceeds from the reverse repurchase counterparty and through SSB indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower or reverse repurchase counterparty fails to return the securities on a timely basis.
Under normal circumstances, interest charged is at the rate of one month
OBFR
(
Overnight Bank Funding
Rate) plus
0.70
%, and is payable monthly on
the aggregate balance of the drawdowns outstanding under the LA. As of December 31,
2023
, the
fund
had an average daily loan balance of
$125,000,000 at an average interest rate of
5.80
%.
After the six month anniversary of the effective date of the agreement, the fund
may terminate the LA with 60 days' notice. If certain asset coverage and collateral requirements, or other covenants are not met, the LA could be deemed in default and result in termination. Absent a default or facility termination event, SSB is required to provide the
fund
with 360 days' notice prior to terminating the LA.
44

By leveraging its investment portfolio, the
fund
creates an opportunity for increased net income or capital appreciation. However, the use of leverage also involves risks, which can be significant. See “Liquidity and Restricted Securities Risk.”
Repurchase of Shares
and
Other Discount Measures
In recognition of the possibility that Common Shares might trade at a discount to NAV and that any such discount may not be in the interest of the fund
’s
shareholders, the Board, in consultation with the Advisor, from time to time may review possible actions to help reduce any such discount. The Board, in consultation with the Advisor, may review the possibility of open market repurchases and/or tender offers for the Common Shares and consider such factors as the market price of the Common Shares, the NAV of the Common Shares, the liquidity of the assets of the fund
, effect on the
fund
’s expenses,
whether such transactions would impair the
fund
’s status as a RIC or result in a failure to comply with applicable asset coverage requirements, general economic conditions and such other events or conditions, which may have a material effect on the fund
’s ability to consummate such transactions.
There are no assurances that the Board will, in fact, decide to undertake either of these actions or, if undertaken, that such actions will result in the fund
’s Common Shares trading at a price which is equal to or approximates their NAV.
In the event that the
fund
conducts an offering of new Common Shares and such offering constitutes a “distribution” under Regulation M, the fund
and
certain of its affiliates may be subject to an applicable restricted period that could limit the timing of any repurchases by the fund
.
Preferred Shares
The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with preference rights, including preferred shares (“Preferred Shares”), having no par value per share or such other amount as the Board may establish, in one or more series, with rights as determined by the Board, by action of the Board without the approval of the Common Shareholders. The Board has no current intention to issue
Preferred Shares.
Under the requirements of the 1940 Act, the
fund
must, immediately after the issuance of any Preferred Shares, have an “asset coverage” of at least
200%. Asset coverage means the ratio which the value of the total assets of the fund
, less all liability and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of senior securities representing indebtedness of the fund
, if any, plus the
aggregate liquidation preference of the Preferred Shares. If the fund
seeks a rating of the Preferred Shares, asset coverage requirements, in addition to those set forth in the 1940 Act, may be imposed. The liquidation value of the Preferred Shares is expected to equal their aggregate original purchase price plus redemption premium, if any, together with any accrued and unpaid dividends thereon (on a cumulative basis), whether or not earned or declared. The terms of the Preferred Shares, including their dividend rate, voting rights, liquidation preference and redemption provisions, will be determined by the Board (subject to applicable law and the Declaration of Trust) if and when it authorizes the Preferred Shares. The fund
may issue
Preferred Shares that provide for the periodic redetermination of the dividend rate at relatively short intervals through an auction or remarketing procedure, although the terms of the Preferred Shares also may enable the fund
to lengthen such intervals. At times, the dividend rate as redetermined on the
fund
’s Preferred Shares may approach or exceed the
fund
’s return after expenses on the investment of proceeds from the Preferred Shares and the
fund
’s leveraged capital structure would result in a lower rate of return to Common Shareholders than if the fund
were not so structured.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the fund
, the terms of any Preferred Shares may entitle the holders of
Preferred Shares to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus redemption premium, if any, together with accrued and unpaid dividends, whether or not earned or declared and on a cumulative basis) before any distribution of assets is made to Common Shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares would not be entitled to any further participation in any distribution of assets by the fund
.
Under the 1940 Act, if at any time dividends on the Preferred Shares are unpaid in an amount equal to two full years’ dividends thereon, the holders of all outstanding Preferred Shares, voting as a class, will be allowed to elect a majority of the fund
’s Trustees until all dividends in default have been paid
or declared and set apart for payment. In addition, if required by the Rating Agency rating the Preferred Shares or if the Board determines it to be in the best interests of the Common Shareholders, issuance of the Preferred Shares may result in more restrictive provisions than required by the 1940 Act being imposed. In this regard, holders of the Preferred Shares may be entitled to elect a majority of the Board in other circumstances, for example, if one payment on the Preferred Shares is in arrears.
If the
fund
were to issue Preferred Shares, it is expected that the
fund
would seek a credit rating for the Preferred Shares from a Rating Agency. In that case, as long as Preferred Shares are outstanding, the composition of its portfolio would reflect guidelines established by such Rating Agency.
Although, as of the date hereof, no such Rating Agency has established guidelines relating to any such Preferred Shares, based on previous guidelines established by such Rating Agencies for the securities of other issuers, the fund
anticipates that the guidelines with respect to the Preferred Shares would establish a set of tests for portfolio composition and asset coverage that supplement (and in some cases are more restrictive than) the applicable requirements under the 1940 Act. Although, at this time, no assurance can be given as to the nature or extent of the guidelines, which may be imposed in connection with obtaining a rating of the Preferred Shares, the fund
currently anticipates that such guidelines will include asset coverage requirements, which are more restrictive than those under the 1940 Act, restrictions on certain portfolio investments and investment practices, requirements that the
fund
maintain a portion of its total assets in short-term, high-quality, fixed-income securities and certain mandatory redemption
45

requirements relating to the Preferred Shares. No assurance can be given that the guidelines actually imposed with respect to the Preferred Shares by such Rating Agency will be more or less restrictive than as described in this Prospectus.
Certain Provisions in the Declaration of Trust and By-Laws

Under Massachusetts law, shareholders, in certain circumstances, could be held personally liable for the obligations of the fund
. However, the
Declaration of Trust contains an express disclaimer of shareholder liability in connection with fund
property or the acts, obligations or affairs of the
fund

and provides for indemnification out of the assets of the
fund
for all loss and expense of any shareholder held personally liable for the obligations of the fund
. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund
would be
unable to meet its obligations. The
fund
believes that the likelihood of such circumstances is remote.
The Declaration of Trust provides that the Trustees may amend the Declaration of Trust without Common Shareholder approval to change the name of the
fund
or to supply any omission, clear any ambiguity or correct or supplement a defective or inconsistent provision. The Declaration of Trust does not permit amendments that impair the exemption from personal liability of the shareholders, Trustees, officers, employees and agents of the fund
or
permit assessments upon shareholders.
The By-laws provide that the Trustees have the power, to the exclusion of shareholders, to adopt, alter, amend or repeal any of the By-laws, except for any By-law that requires a vote of the shareholders to be amended, adopted or repealed by the terms of the Declaration of Trust, By-laws or applicable law.
Anti-Takeover Provisions
The Declaration of Trust and By-laws include provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the
fund
or to change the composition of its Board and could have the effect of depriving Common Shareholders of an opportunity to sell their Common
Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the fund
. These provisions may have
the effect of discouraging attempts to acquire control of the fund
, which attempts could have the effect of increasing the expenses of the fund
and
interfering with the normal operation of the
fund
. They provide, however, the advantage of potentially requiring persons seeking control of the fund
to
negotiate with its management regarding the price to be paid and facilitating the continuity of the fund
’s investment objective and policies. The Board
has considered and approved the following anti-takeover provisions. The following is only a summary and is qualified in its entirety by reference to the
Declaration of Trust and By-laws on file with the SEC.
The number of Trustees is currently twelve, but by action of a majority of the Trustees, the Board may from time to time be increased or decreased. If the fund
issues Preferred Shares, the
fund
may establish a separate class for the Trustees elected by the holders of the Preferred Shares. Subject to applicable provisions of the 1940 Act, vacancies on the Board may be filled by a majority action of the remaining Trustees. Such provisions may work to delay a change in the majority of the Board.
Generally, the shareholders have power to vote only: (a) for the election of Trustees; (b) with respect to any investment advisory or management contract; (c) with respect to a termination of the
fund
; (d) with respect to an amendment of the Declaration of Trust; (e) with respect to a merger, consolidation or sale of assets of the
fund
; (f) with respect to incorporation of the
fund
; (g) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the
fund
or the shareholders; and (h) with respect to such additional matters relating to the fund
as may be required by the
Declaration of Trust or the By-Laws or by reason of the registration of the fund
or the shares with the SEC or any state or by any applicable law or any regulation or order of the SEC or any state or as the Trustees may consider necessary or desirable. On any matter required or permitted to be voted on by the shareholders, all shares then entitled to vote shall be voted in the aggregate as a single class without regard to class, except (i) when required by the Declaration of Trust, the By-Laws, the 1940 Act, or when the Trustees have determined that any matter to be submitted to a vote of the shareholders affects the rights or interests of the shareholders of one or more classes, if any, materially differently, shares shall be voted by each such affected class individually; and (ii) when the Trustees shall have determined that the matter affects only the interests of one or more classes, then only the shareholders of such affected class shall be entitled to vote thereon.
Additionally, the
fund
’s By-laws contain certain provisions that may tend to make a change of control of the fund
more difficult. For example, the By-laws
(i) require a shareholder to give written advance notice and other information to the fund
of the shareholder’s nominees for Trustees and proposals for other business to be considered at annual shareholders’ meetings, or in the event a shareholder proposes to seek a shareholder action by written consent or requests a special meeting of shareholders; (ii) require any such notice by a shareholder to be accompanied by certain information as provided in the By-laws; (iii) provide that Trustees may be nominated by shareholders only at an annual meeting of the fund
or special meeting in lieu of
an annual meeting; and (iv) reserve to the Trustees the exclusive power to alter, amend or repeal any provision of the By-laws or to make new By-laws, except where the Declaration of Trust, By-laws or applicable law would also require a shareholder vote to effect such alteration, amendment or repeal.
The foregoing description of the By-laws is qualified in its entirety by the full text of the Amended and Restated By-laws effective as of January 22, 2016, last amended March 10, 2016.
Potential Conversion to Open-End Fund
46

Conversion of the
fund
to an open-end management investment company would require an amendment to the fund
’s Declaration of Trust. Such
amendment would require approval by each of the following: (i) a majority of the Trustees then in office, (ii) a majority of the outstanding voting securities, and (iii) by such vote or votes of the holders of any class or classes or series of shares as may be required by the 1940 Act. In the event of conversion, the Common Shares would cease to be listed on the NYSE or other national securities exchange or market system. The Board believes, however, that the closed-end structure is desirable, given the fund
’s investment objective and policies. Investors should assume, therefore, that it is unlikely that the Board would vote to convert the
fund
to an open-end management investment company. Shareholders of an open-end management investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940
Act) at their NAV, less such redemption charge, if any, as might be in effect at the time of a redemption. The fund
would expect to pay all such
redemption requests in cash, but intends to reserve the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the fund
were converted to an open-end fund, it is
likely that new Common Shares would be sold at NAV plus a sales load.
Reports to Shareholders

The
fund
sends to its shareholders unaudited semi-annual and audited annual reports, including a list of investments held.
Independent Registered Public Accounting Firm

[
TBU
]
,
independent registered public accounting firm
, is the independent registered public accounting firm for the fund.

[TBU],

has offices at
[
TBU]
.
Legal and Regulatory Matters

There are no legal proceedings to which the fund, the Advisor, or any of its affiliates is a party that are likely to have a material adverse effect on the fund, or the ability of the Advisor to perform its contract with the fund.
Incorporation by Reference

As noted above, this Prospectus is part of a registration statement filed with the SEC. Pursuant to the final rule and form amendments adopted by the
SEC on April 8, 2020 to implement certain provisions of the Economic Growth, Regulatory Relief, and Consumer Protection Act,
including General
Instruction A.2 of Form N-2,
the
fund
is permitted to “incorporate by reference” the information filed with the SEC, which means that the fund
can
disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be part of this
Prospectus, and later information that the
fund
files with the SEC will automatically update and supersede this information.
The documents listed below, and any reports and other documents subsequently filed with the SEC pursuant to Rule 30(b)(2) under the 1940 Act and
Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act, prior to the termination of the offering will be incorporated by reference into this Prospectus and deemed to be part of this Prospectus from the date of the filing of such reports and documents:
•
The
fund
’s Statement of Additional Information, dated June
28
,
2024
, filed with this Prospectus;
•
The fund’s Annual Report on Form N-CSR, filed on February 29, 2024;
•
The
fund
’s description of Common Shares on Form 8-A, filed on June 17, 1994
You may obtain copies of any information incorporated by reference into this Prospectus, at no charge, by calling 800-225-6020 (toll-free), from the fund
’s website https://www.jhinvestments.com/investments/closed-end-fund/
fixed
-
income-
funds/
investors
-
trust
-
ce-
jhi
, or from the SEC’s website at
sec.gov. The
fund
’s periodic reports filed pursuant to Section 30(b)(2) of the 1940 Act and Sections 13 and 15(d) of the Exchange Act, as well as this
Prospectus and the Statement of Additional Information, are available on the fund
’s website https://www.jhinvestments.com/investments/closed-end-fund/
fixed
-
income-
funds/
investors
-
trust
-
ce-
jhi
.
The SEC maintains an internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC, and you also may obtain a copy of any information regarding the
fund
filed with the
SEC from the SEC’s website (sec.gov).
Additional Information

The
fund
has entered into contractual arrangements with various parties that provide services to the fund
, which may include, among others, the
Advisor,
subadvisor
, Custodian, and transfer agent, as described above and in the SAI. Fund shareholders are not parties to, or intended or “third-party”
beneficiaries of, any of these contractual arrangements. These contractual arrangements are not intended to, nor do they, create in any individual shareholder or group of shareholders any right, either directly or on behalf of the fund, to either: (a) enforce such contracts against the service providers; or (b) seek any remedy under such contracts against the service providers.
This Prospectus provides information concerning the
fund
that you should consider in determining whether to purchase shares of the fund
. Each of this
prospectus, the SAI, or any contract that is an exhibit to the fund
’s registration statement, is not intended to, nor does it, give rise to an agreement or
47

contract between the
fund
and any investor. Each such document also does not give rise to any contract or create rights in any individual shareholder, group of shareholders, or other person. The foregoing disclosure should not be read to suggest any waiver of any rights conferred by federal or state securities laws.
This Prospectus and the SAI do not contain all of the information set forth in the Registration Statement that the fund
has filed with the SEC (file No.
811-08568; 333-
[
TBU]
). The complete Registration Statement may be obtained from the SEC at sec.gov. See the cover page of this Prospectus for information about how to obtain a paper copy of the Registration Statement or SAI without charge.
The Fund’s Privacy Policy

The
fund
is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the fund
collects, how the
fund
protects that information and why, in certain
cases, the
fund
may share information with select other parties.
Generally, the
fund
does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the
fund
. The
fund
does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). The fund
may share
information with unaffiliated third parties that perform various required services, such as transfer agents, custodians and broker/dealers.
The
fund
restricts access to non-public personal information about its shareholders to employees of the fund
’s investment advisor and its affiliates with
a legitimate business need for the information. The
fund
maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.
48

1,500,000 Shares
John Hancock Financial Opportunities Fund
Common Shares
PROSPECTUS
June
28
,
2024
P16PNS

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Statement of Additional Information
John

Hancock

Financial Opportunities Fund
200 Berkeley Street

Boston, Massachusetts 02116

800-225-6020
June 28, 2024

This Statement of Additional Information (“SAI”) is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the prospectus of John Hancock Financial Opportunities Fund (the “Fund”
or “fund”
) dated June
28
,
2024,
(the “Prospectus”) and any
related supplement thereto (“Prospectus Supplements”), which are incorporated herein by reference. This SAI should be read in conjunction with such
Prospectus and any related Prospectus Supplements, copies of which may be obtained without charge by contacting your financial intermediary or calling the
fund
at 800-225-6020.
Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the fund’s Prospectus and any related Prospectus
Supplements.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life
Insurance Company and are used by its affiliates under license.
JH0331SAI

Table of contents

1

Organization of the Fund

The
fund
is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940
Act”). The
fund
was organized on June 16, 1994 as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust (as amended and restated from time to time, the “Declaration of Trust”).
John Hancock Investment Management LLC (the “Advisor” or “JHIM”) is the
fund
’s investment advisor and is registered with the Securities and Exchange
Commission (the “SEC”) as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Advisor is responsible for overseeing the management of the
fund
, including its day-to-day business operations and monitoring the subadvisor. The Advisor has been managing closed-end funds since 1971.
Founded in 1968, the Advisor is an indirect principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), a subsidiary of Manulife
Financial Corporation (“Manulife Financial” or the “Company”). John Hancock Life Insurance Company (U.S.A.) and its subsidiaries (“John Hancock”)
today offer a broad range of financial products, including life insurance, annuities, investments, 401(k) plans, college savings plans, and certain forms of business insurance. Additional information about John Hancock may be found on the Internet at johnhancock.com.
The Advisor’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The Advisor offers investment solutions managed by institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals.
Manulife Financial is a leading Canada-based financial services group with principal operations in Asia, Canada and the United States. Operating as
Manulife in Canada and Asia, and primarily as John Hancock in the United States, the Manulife Financial group of companies offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents, and distribution partners.
The
fund
’s subadvisor is Manulife Investment Management (US) LLC (the “Subadvisor”
or “subadvisor”
), formerly John Hancock Asset Management a
Division of Manulife Asset Management (US) LLC). The Subadvisor is responsible for the day-to-day management of the fund
’s portfolio investments. The
Subadvisor, organized in 1968, is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial).
Additional Investment Policies and Risks

The principal strategies and risks of investing in the
fund
are described in the Prospectus. Unless otherwise stated in the Prospectus or this SAI, the investment objective and policies of the
fund
may be changed without shareholder approval. The
fund
may invest in the instruments below, in
accordance with its principal and non-principal investment strategies and such instruments and investment policies apply to the fund
, but only if and to
the extent that such policies are consistent with and permitted by the fund
’s investment objective and policies. The
fund
may also have indirect exposure
to the instruments described below through derivative contracts.
Ratings as Investment Criteria
In general, the ratings of Moody’s and
Standard

& Poor (
S&P
)
represent the opinions of these agencies as to the quality of the securities which they rate.
It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. There is no guarantee that these institutions will continue to provide ratings. These ratings will be used by the fund
as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A contains further information concerning the ratings of Moody’s and S&P and their significance. Subsequent to its purchase by the fund
, an issue of securities may cease
to be rated or its rating may be reduced below the minimum required for purchase by the fund
. Neither of these events will require the sale of the
securities by the
fund
.
Repurchase Agreements, Reverse Repurchase Agreements, and Sale-Buybacks
Repurchase agreements are arrangements involving the purchase of an obligation and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed-upon price. A repurchase agreement can be viewed as a loan made by a fund to the seller of the obligation with such obligation serving as collateral for the seller’s agreement to repay the amount borrowed with interest. Repurchase agreements provide the opportunity to earn a return on cash that is only temporarily available. Repurchase agreements may be entered with banks, brokers, or dealers. However, a repurchase agreement will only be entered with a broker or dealer if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased decrease below the resale price.
Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.
A subadvisor shall engage in a repurchase agreement transaction only with those banks or broker dealers who meet the subadvisor’s quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The Advisor also may engage in repurchase agreement transactions on behalf of the fund. The counterparties to a repurchase agreement transaction are limited to a:
•
Federal Reserve System member bank;
•
primary government securities dealer reporting to the Federal Reserve Bank of New York’s Market Reports Division; or
•
broker dealer that reports U.S. government securities positions to the Federal Reserve Board.
2

A fund also may participate in repurchase agreement transactions utilizing the settlement services of clearing firms that meet the subadvisor
's

creditworthiness requirements.
The Advisor and the
subadvisor
will continuously monitor repurchase agreement transactions to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the obligation.
The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss, if any, would be the difference between the repurchase price and the underlying obligation’s market value. A fund also might incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation might be delayed or limited.
Under a reverse repurchase agreement, a fund sells a debt security and agrees to repurchase it at an agreed-upon time and at an agreed-upon price.
The fund retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed-upon future date, the fund repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the fund receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate.
The
fund may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty that purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the fund’s repurchase of the underlying security.
Subject to the requirements noted under

“Government
Regulation of Derivatives”, a
fund

will either treat reverse repurchase agreements and similar financings, including sale-
buybacks,

as derivatives subject
to the Derivatives Rule limitations or not as derivatives and treat reverse repurchase agreements and similar financings transactions as senior securities equivalent to bank borrowings subject to asset coverage requirements of Section
18 of the 1940 Act. A fund will ensure that its repurchase
agreement transactions are “fully collateralized”
by
maintaining in a custodial account cash, Treasury bills, other U.S.
government securities,
or certain
other liquid assets having an aggregate value at least equal to the amount of
such
commitment to repurchase
including accrued interest, until payment
is made
.
Foreign Repurchase Agreements

Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if it is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets, or relating to emerging markets, may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.
Short-Term Bank and Corporate Obligations

The
fund
may invest in depository-type obligations of banks and savings and loan associations and other high-quality money market instruments consisting of short-term obligations of the U.S. government or its agencies and commercial paper.
Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Depository-type obligations in which the
fund
may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.
Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are
“accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.
There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers’ acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the
Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.
Preferred Securities
The
fund
may invest in preferred securities. Preferred securities, like common stock, represent an equity ownership in an issuer.
Generally, preferred securities have a priority of claim over common stock in dividend payments and upon liquidation of the issuer. Unlike common stock, preferred securities do not usually have voting rights. Preferred securities in some instances are convertible into common stock. Although they are equity securities, preferred securities have characteristics of both debt and common stock. Like debt, their promised income is contractually fixed.
Like common stock, they do not have rights to precipitate bankruptcy proceedings or collection activities in the event of missed payments. Other equity characteristics are their subordinated position in an issuer’s capital structure and that their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.
3

Distributions on preferred securities must be declared by the board of directors and may be subject to deferral, and thus they may not be automatically payable. Income payments on preferred securities may be cumulative, causing dividends and distributions to accrue even if not declared by the board or otherwise made payable, or they may be non-cumulative, so that skipped dividends and distributions do not continue to accrue. There is no assurance that dividends on preferred securities in which the fund
invests will be declared or otherwise made payable. The
fund
may invest in
non-cumulative preferred securities.
Shares of preferred securities have a liquidation value that generally equals the original purchase price at the date of issuance. The market values of preferred securities may be affected by favorable and unfavorable changes impacting the issuers’ industries or sectors, including companies in the utilities and financial services sectors, which are prominent issuers of preferred securities. They may also be affected by actual and anticipated changes or ambiguities in the tax status of the security and by actual and anticipated changes or ambiguities in tax laws, such as changes in corporate and individual income tax rates, and in the dividends received deduction for corporate taxpayers or the characterization of dividends as tax-advantaged as described herein.
Because the claim on an issuer’s earnings represented by preferred securities may become onerous when interest rates fall below the rate payable on the stock or for other reasons, the issuer may redeem preferred securities, generally after an initial period of call protection during which the stock is not redeemable. Thus, in declining interest rate environments in particular, the fund
’s holdings of higher dividend-paying preferred securities may be reduced and the
fund
may be unable to acquire securities paying comparable rates with the redemption proceeds.
Foreign Government Securities
Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of foreign government securities have different kinds of government support. For example, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries and the possible inability of the fund
to enforce its rights against the foreign government issuer. As with other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments. Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities.
Investments in Non-U.S. Securities

The
fund
may invest directly in the securities of non-U.S. issuers as well as securities in the form of sponsored or unsponsored American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”) or other securities convertible into non-U.S. securities. The
fund
may invest up to 30% of its total assets in securities denominated in non-U.S. currencies. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a non-U.S. corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Issuers of unsponsored ADRs are not contractually obligated to disclose material information, including financial information, in the United States. Generally, ADRs are designed for use in the United States securities markets and EDRs are designed for use in European securities markets.
An investment in non-U.S. securities including ADRs may be affected by changes in currency rates and in exchange control regulations. Issuers of unsponsored ADRs are not contractually obligated to disclose material information, including financial information, in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. Non-U.S. companies may not be subject to accounting standards or government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. Non-U.S. companies may also be affected by political or financial instability abroad. These risk considerations may be intensified in the case of investments in ADRs of non-U.S. companies that are located in emerging market countries. ADRs of companies located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.
Emerging Markets Risk

In addition, the
fund
may invest in the securities of issuers based in countries with “emerging market” economies.
funds
that
invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the
fund
’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized, smaller and less seasoned; the difference in, or lack of, auditing and financial reporting
requirements or
standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.
European Risk
Countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Union (“EU”) and European Economic
and Monetary Union (“EMU”), which require member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Decreasing imports or exports, changes in governmental or other regulations on trade, changes in the exchange rate or
4

dissolution of the Euro, the default or threat of default by one or more EU member countries on its sovereign debt, and/or an economic recession in one or more EU member countries may have a significant adverse effect on other European economies and major trading partners outside Europe.
In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries. The European Central Bank and IMF have previously bailed-out several European countries. There is no guarantee that these institutions will continue to provide financial support, and markets may react adversely to any reduction in financial support. A default or debt restructuring by any European country can adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above, and can affect exposures to other EU countries and their financial companies as well.
Uncertainties
surrounding the sovereign debt of a number of EU countries and the viability of the EU have
disrupted and may in the future disrupt

markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the global
securities markets
likely
will
be
significantly disrupted. On January 31, 2020, the UK left the EU, commonly referred to as “Brexit,”
the UK ceased to be a member of
the EU
,
and
the
UK
and EU entered into a Trade and Cooperation Agreement.
While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets
. There
remains
significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict.
It is also possible that various countries within the UK, such as Scotland or
Northern Ireland, could seek to separate and remain a part of the EU. Other secessionist movements including countries seeking to abandon the Euro or withdraw from the EU may cause volatility and uncertainty in the EU.
The UK has one of the largest economies in Europe and is a major trading partner with the
EU countries and the United States.
Brexit might negatively
affect The City of London’s economy, which is heavily dominated by financial services, as banks might be forced to move staff and comply with two separate sets of rules or lose business to banks in Continental Europe.
Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Securities markets of Eastern European countries typically are less efficient and have lower trading volume, lower liquidity, and higher volatility than more developed markets. Eastern European economies also may be particularly susceptible to disruption in the international credit market due to their reliance on bank related inflows of capital.
To the extent that
a fund
invests in European securities, it may be exposed to these risks through its direct investments in such securities, including sovereign debt, or indirectly through investments in money market funds and financial institutions with significant investments in such securities. In addition, Russia’s increasing international assertiveness could negatively impact EU and Eastern European economic activity.
Please see “Market
Events” for additional information regarding risks related to sanctions imposed on Russia.
Hedging and Other Strategies
Hedging refers to protecting against possible changes in the market value of securities or other assets that the fund
already owns or plans to buy, or
protecting unrealized gains in the
fund
. When securities prices are falling, the
fund
can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, the fund
, through the purchase of futures contracts, can attempt to
secure better rates or prices than might later be available in the market when it effects anticipated purchases.
If, in the opinion of the Advisor, there is a sufficient degree of correlation between price trends for the fund
’s portfolio securities and futures contracts
based on other financial instruments, securities indices or other indices, the fund
may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the fund
’s portfolio may be more or less volatile than prices of such futures contracts, the Advisor will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the
fund
enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the
fund
’s portfolio securities.
When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the fund
’s portfolio securities would be substantially offset by a
decline in the value of the futures position. On other occasions, the fund
may take a “long” position by purchasing futures contracts.
Options on Securities and Securities Indices

The
fund
may purchase and write (sell) call and put options on any securities and securities indices.
These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The fund
may write covered put and call options and purchase put and call options as a substitute for the purchase or sale of securities or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.
Writing Covered Options

A call option on securities written by the
fund
obligates the
fund
to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the fund
obligates the
fund
to
purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the fund
of the
opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the fund
of the
opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.
5

All call and put options written by the
fund
are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the
fund
’s obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii)
purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the fund
’s net exposure on its written
option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The
fund
may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.
The
fund
may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written.
Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions.”
Illiquid and Restricted Securities Risk

The
fund
may have significant exposure to restricted securities. Restricted securities are securities with restrictions on public resale, such as securities offered in accordance with an exemption under Rule 144A under the Securities Act of 1933 (the “1933
Act”), or commercial paper issued under Section 4(a)(2) of the 1933 Act. Restricted securities are often required to be sold in private sales to institutional buyers, markets for restricted securities may or may not be well developed, and restricted securities can be illiquid. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions or other economic and market impediments.
funds
with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.
The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,”
i.e
., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress.
LIBOR
Discontinuation Risk
Certain debt securities,

derivatives and other financial instruments have traditionally utilized
LIBOR as the reference or benchmark rate for interest rate
calculations.
However,

following
allegations of
manipulation and concerns regarding
liquidity,
the U.K. Financial Conduct Authority

(“
UK FCA”)

announced that LIBOR would be discontinued on June
30
,
2023.

The UK FCA elected to require the

ICE Benchmark Administration Limited, the
administrator of LIBOR,
to continue publishing a subset of LIBOR settings

on
a

“
synthetic
”

basis
.
The synthetic publication of the

one-
,
three-

and
six-
month U.S.

dollar LIBOR will continue until September

30
,
2024
.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, the impact on
certain
debt securities, derivatives and other financial instruments remains uncertain.
Market participants have adopted alternative rates such as Secured
Overnight Financing Rate

(“SOFR”) or otherwise amended
financial instruments referencing LIBOR

to include fallback provisions and other measures
that
contemplated
the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives
Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight
U.S.
Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences.
The
utilization
of
an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace LIBOR or another interbank offered rate
(“IBOR”) with a new reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes.
The IRS has issued final regulations regarding the tax consequences of the transition from IBOR to a new reference rate in debt instruments and non-debt contracts. Under the final regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the final regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable. The IRS may provide additional guidance, with potential retroactive effect.
Multinational Companies Risk
To the extent that
a fund
invests in the securities of companies with foreign business operations, it may be riskier than funds that focus on companies with primarily U.S. operations. Multinational companies may face certain political and economic risks, such as foreign controls over currency exchange;
restrictions on monetary repatriation; possible seizure, nationalization or expropriation of assets; and political, economic or social instability. These risks are greater for companies with significant operations in developing countries.
6

Negative Interest Rates
Certain countries have recently experienced negative interest rates on deposits and debt instruments have traded at negative yields. A negative interest rate policy is an unconventional central bank monetary policy tool where nominal target interest rates are set with a negative value (i.e., below zero percent) intended to help create self-sustaining growth in the local economy. Negative interest rates may become more prevalent among
non-U.S. issuers, and potentially within the U.S. For example, if a bank charges negative interest, instead of receiving interest on deposits, a depositor must pay the bank fees to keep money with the bank.
These market conditions may increase
a fund
’s exposures to interest rate risk. To the extent
a fund
has a bank deposit or holds a debt instrument with a
negative interest rate to maturity, the
fund
would generate a negative return on that investment. While negative yields can be expected to reduce demand for fixed-income investments trading at a negative interest rate, investors may be willing to continue to purchase such investments for a number of reasons including, but not limited to, price insensitivity, arbitrage opportunities across fixed-income markets or rules-based investment strategies. If negative interest rates become more prevalent in the market, it is expected that investors will seek to reallocate assets to other income-producing assets such as investment grade and high-yield debt instruments, or equity investments that pay a dividend. This increased demand for higher yielding assets may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time.
ESG Integration
Risk
Certain subadvisors may integrate research on environmental, social and governance (
“
ESG
”
) factors into a fund’s investment process.
Such
subadvisors may consider ESG factors

that

it deems relevant
or
additive,

along

with other material

factors and analysis
,
when managing a fund
. ESG
factors may
include
,
but are not limited to,

matters regarding board

diversity,

climate change policies,

and supply chain and human rights policies
.

Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by a subadvisor,

carries the risk that a
fund may perform differently, including underperforming,
funds that do not utilize ESG criteria,

or funds that utilize different ESG criteria
. Integration of
ESG factors into a fund’s investment process may
result in a subadvisor making different investment decisions for a fund than for a fund with a similar investment universe and/
or investment style that does not incorporate such considerations in its investment strategy or processes
,
and a fund
'
s
investment performance may be affected
.
Integration of ESG factors into a fund’s investment process does not preclude a fund from including companies with low ESG characteristics or excluding companies with high ESG characteristics in a fund's investments.
The ESG characteristics utilized in a fund’s investment process may change over time, and different ESG characteristics may be relevant to different investments. Successful integration of ESG factors will depend on a subadvisor’s skill in researching, identifying, and applying these factors, as well as on the availability of relevant data. The method of evaluating ESG factors and subsequent impact on portfolio composition, performance, proxy voting decisions and other factors, is subject to the interpretation of a subadvisor in accordance with the fund’s investment objective and strategies. ESG factors may be evaluated differently by different subadvisors, and may not carry the same meaning to all investors and subadvisors. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require a fund to change its investment process with respect to ESG integration.
Risks of Non-U.S. Securities
Investments in non-U.S. securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about non-U.S. companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also,
non-U.S. issuers generally are not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to
U.S. issuers.
Because non-U.S. securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the fund
’s net asset value (“NAV”), the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the
fund
distributes to shareholders. Securities transactions undertaken in some non-U.S. markets may not be settled promptly so that the
fund
’s investments on non-U.S. exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.
Non-U.S. securities will be purchased in the best available market, whether through OTC markets or exchanges located in the countries where principal offices of the issuers are located. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the NYSE, and securities of some non-U.S. issuers are less liquid and more volatile than securities of comparable U.S. issuers. Fixed commissions on non-U.S. exchanges generally are higher than negotiated commissions on U.S. exchanges;
nevertheless, the
fund
will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.
With respect to certain non-U.S. countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the fund
, political or social instability, or diplomatic
developments, which could affect United States investments in those countries. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the United States’ economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
7

The dividends, in some cases capital gains and interest payable on certain of the fund
’s non-U.S. portfolio securities, may be subject to
non-U.S. withholding or other non-U.S. taxes, thus reducing the net amount of income or gains available for distribution to the fund
’s shareholders.
These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets.
The
fund
’s ability and decision to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Under present conditions, it is not believed that this consideration will have any significant effect on the fund
’s portfolio
strategies.
Purchasing Options

The
fund
would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease
(“protective puts”), in the market value of securities of the type in which it may invest. The fund
may also sell call and put options to close out its
purchased options.

The purchase of a call option would entitle the
fund
, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The
fund
would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the fund
would realize either
no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the
fund
, in exchange for the premium paid, to sell
specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the
fund
’s portfolio securities. Put options may also be purchased by the fund
for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The
fund
would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the fund
would realize either no gain or a loss on
the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the fund
’s
portfolio securities.

The
fund
’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the
fund
may write or purchase may be affected by options written or purchased by other investment advisory clients of the Advisor. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.
Risks Associated with Options Transactions
There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the
fund
is unable to effect a closing purchase transaction with respect to covered options it has written, the fund
will not be
able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the fund
is
unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.
Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The
fund
’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Advisor will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Board of Trustees of the
fund
(the “Board”).
The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Advisor’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.
Futures Contracts and Options on Futures Contracts

The
fund
may purchase and sell futures contracts based on various securities (such as
U.S. government securities) and securities indices, and any other financial instruments and indices and purchase and write call and put options on these futures contracts. The
fund
may also enter into closing purchase and sale transactions with respect to any of these contracts and options. All futures contracts entered into by the
fund
are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the
Commodity Futures Trading Commission (“CFTC”).
Futures Contracts
A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).
8

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions, which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the fund
may instead make, or take, delivery of the
underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.
The
fund
may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices that would adversely affect the value of the fund
’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the
fund
or securities with characteristics similar to those of the
fund
’s portfolio securities.
Options on Futures Contracts

The purchase of put and call options on futures contracts will give the fund
the right (but not the obligation) for a
specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the
fund
obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the fund
’s assets. By writing a
call option, the
fund
becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the fund
intends to purchase. However, the
fund
becomes obligated (upon exercise of the
option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the fund
in
writing options on futures is potentially unlimited and may exceed the amount of the premium received.
The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The fund
’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.
Other Considerations

The
fund
will engage in futures and related options transactions either for bona fide hedging or to facilitate portfolio management. The
fund
will not engage in futures or related options for speculative purposes. To the extent that the fund
is using futures and related
options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the fund
owns or futures contracts
will be purchased to protect the
fund
against an increase in the price of securities it intends to purchase. The fund
will determine that the price
fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the
fund
or securities or instruments which it expects to purchase. To the extent that the fund
engages in non-hedging transactions in futures
contracts and options on futures to facilitate portfolio management, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the
fund
’s portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.
Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the
fund
to purchase securities, require the
fund
to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.
While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the fund
than if it had not entered
into any futures contracts or options transactions.
Perfect correlation between the
fund
’s futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the fund
may be
exposed to risk of loss.
Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the fund
from closing out positions and limiting its losses.
Interest Rate Swaps, Collars, Caps and Floors

In order to hedge the value of the
fund
’s portfolio against interest rate fluctuations or to facilitate portfolio management, the
fund
may, but is not required to, enter into various interest rate transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. To the extent that the fund
enters into these transactions, the
fund
expects to do so primarily to preserve a return or
spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the fund
anticipates purchasing at a
later date or to manage the
fund
’s interest rate exposure on any debt securities or preferred shares issued by the fund
for leverage purposes. The
fund

intends to use these transactions only as a hedge or to facilitate portfolio management. The fund
is not required to hedge its portfolio and may choose
not to do so. The
fund
cannot guarantee that any hedging strategies it uses will work.
Interest Rate Swaps

In an interest rate swap, the
fund
exchanges with another party their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments). For example, if the fund
holds a debt instrument with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This would enable
9

the
fund
to offset a decline in the value of the debt instrument due to rising interest rates but would also limit its ability to benefit from falling interest rates. Conversely, if the
fund
holds a debt instrument with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the
fund
from a reduction in yield due to falling interest rates and may permit the fund
to enhance its income through
the positive differential between one week and one year interest rates, but would preclude it from taking full advantage of rising interest rates.
The
fund
usually will enter into interest rate swaps on a net basis (
i.e
., the two payment streams are netted out with the trust receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the fund
’s obligations over its entitlements with respect
to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid instruments having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the fund
’s custodian. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the
fund
’s obligations will be accrued on a daily basis, and the full amount of the fund
’s obligations will be
maintained in a segregated account by the
fund
’s custodian.
Interest Rate Collars, Caps and Floors

The
fund
also may engage in interest rate transactions in the form of purchasing or selling interest rate caps or floors. The
fund
will not sell interest rate caps or floors that it does not own. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest equal to the difference of the index and the predetermined rate on a notional principal amount (
i.e
., the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount from the party selling such interest rate floor.
Typically, the parties with which the
fund
will enter into interest rate transactions will be broker-dealers and other financial institutions. The fund
will not
enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Advisor to be equivalent to such rating. If there is a default by the other party to such a transaction, the fund
will have
contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with other similar instruments traded in the interbank market. Caps and floors, however, are less liquid than swaps. Certain federal income tax requirements may limit the fund
’s ability to engage in interest rate swaps.
Credit Default Swap Agreements

The
fund
may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The
fund
may be either the buyer or seller in the transaction. If the fund
is a buyer and no event of default occurs, the
fund
loses its
investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the
fund
receives a fixed rate of income throughout the term of the contract, which can run between six months and ten years but is typically structured between three and five years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swaps involve greater risks than if the fund
had invested in the reference
obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. The fund
will
enter into swap agreements only with counterparties who are rated investment grade by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Advisor to be equivalent to such rating. A buyer also will lose its investment and recover nothing should an event of default occur. If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the
fund
.
If the
fund
enters into a credit default swap, the
fund
may be required to report the swap as a “listed transaction” for tax shelter reporting purposes on the
fund
’s federal income tax return. If the Internal Revenue Service (the “IRS”) were to determine that the credit default swap is a tax shelter, the fund

could be subject to penalties under the Internal Revenue Code of 1986, as amended (the “Code”).
Warrants and Rights

Warrants and rights generally give the holder the right to receive, upon exercise and prior to the expiration date, a security of the issuer at a stated price.
funds
typically use warrants and rights in a manner similar to their use of options on securities, as described in “General
Characteristics of Options” above and elsewhere in this SAI. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit the
fund
’s ability to exercise the warrants or rights at such time, or in such quantities, as the fund
would
otherwise wish.
The
fund
may in the future employ new or additional investment strategies and hedging instruments if those strategies and instruments are consistent with the
fund
’s investment objectives and are permissible under applicable regulations governing the fund
.
Additional Regulatory Limitations on the Use of Futures and Related Options, Interest Rate Floors, Caps and Collars and Interest Rate
and Currency Swap Contracts

The CFTC has adopted regulations that subject registered investment companies and/or their investment advisors to
10

regulation by the CFTC if the registered investment company invests more than a prescribed level of its NAV in commodity futures, options on commodities or commodity futures, swaps, or other financial instruments regulated under the Commodity Exchange Act (“CEA”) (“commodity interests”), or if the registered investment company markets itself as providing investment exposure to such commodity interests. The Advisor is registered as a commodity pool operator (“CPO”) under the CEA and is a National Futures Association member firm; however, the Advisor does not act in the capacity of a registered CPO with respect to the
fund
.
Although the Advisor is a registered commodity pool operator (“CPO”) under the CEA and is a National Futures Association member firm, the Advisor has claimed an
exemption
from CPO registration pursuant to CFTC Rule 4.5 with respect to the fund
. To remain eligible for this
exemption
, the
fund
must
comply with certain limitations, including limits on trading in commodity interests, and restrictions on the manner in which the fund
markets its
commodity interests trading activities. These limitations may restrict the fund
’s ability to pursue its investment strategy, increase the costs of implementing its strategy, increase its expenses and/or adversely affect its total return.
Please see “Risk of Additional Government Regulation of Derivatives” for more information regarding governmental regulations of derivatives and similar transactions
.
Government Regulation of Derivatives
The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, on October 28, 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4” or the “Derivatives Rule”). The Funds were required to implement and comply with Rule 18f-4 by August 19, 2022. Rule 18f-4 eliminates the asset segregation framework formerly used by funds to comply with Section 18 of the 1940 Act, as amended.
The
Derivatives Rule

mandates that
a fund adopt and/or implement: (i) value
-
at
-
risk limitations
(“
VaR”
)
; (ii) a written derivatives risk management
program; (iii) new Board oversight responsibilities
;
and (iv) new reporting and recordkeeping requirements.
In the event that a fund'
s
derivative
exposure
is
10%
or less
of its net assets, excluding certain currency and interest rate hedging transactions
,
it can elect to be classified as a limited
derivatives

user

(“
Limited Derivatives User”)

under the Derivatives

Rule,

in

which

case
the
fund
is not subject to the full
requirements of the Derivatives
Rule.
Limited Derivatives Users are excepted from VaR testing,
implementing a derivatives risk management program,

and certain Board oversight and
reporting requirements mandated by
the Derivatives Rule
. However
, a
Limited Derivatives User is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks
.
The Derivatives Rule also provides special treatment for reverse repurchase agreements, similar financing transactions and unfunded commitment agreements. Specifically, a fund may elect whether to treat reverse repurchase agreements and similar financing transactions as “derivatives transactions” subject to the requirements of the Derivatives Rule or as senior securities equivalent to bank borrowings for purposes of Section 18 of the
1940 Act. Repurchase agreements are not subject to the Derivatives Rule, but are still subject to other provisions of the 1940 Act. In addition, when-issued or forward settling securities transactions that physically settle within 35-days are deemed not to involve a senior security.
Furthermore,

it
is possible that additional government regulation of various types of derivative instruments may limit or prevent a fund from using such
instruments as part of its investment strategy
in the future
, which could negatively impact the fund.
New
position limits imposed on a fund or its
counterparty may
also
impact the fund
'
s ability to invest in futures, options, and swaps in a manner that efficiently meets its investment objective.
Use of extensive hedging and other strategic transactions by a fund will require, among other things, that the fund post collateral with counterparties or clearinghouses, and/or are subject to the Derivatives Rule regulatory limitations as outlined above.
Short-Term Trading and Portfolio Turnover
Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The fund
may engage
in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed-income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses.
The portfolio turnover rate for the
fund
for the fiscal years ended December 31,
2023
and December 31,
2022 was 13
%
 and
10
%
, respectively.
Real Estate Securities
Investing in securities of companies in the real estate industry subjects the fund
to the risks associated with the direct ownership of real estate. These risks include:
•
Declines in the value of real estate;
•
Risks related to general and local economic conditions;
•
Possible lack of availability of mortgage funds;
•
Overbuilding;
•
Extended vacancies of properties;
•
Increased competition;
•
Increases in property taxes and operating expenses;
11

•
Changes in zoning laws;
•
Losses due to costs resulting from the cleanup of environmental problems;
•
Liability to third parties for damages resulting from environmental problems;
•
Casualty or condemnation losses;
•
Limitations on rents;
•
Changes in neighborhood values and the appeal of properties to tenants;
•
Changes in interest rates; and
•
Liquidity risk.
Therefore, to the extent that the
fund
invests a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund
’s shares may change at different rates compared to the value of shares of the fund
with investments in a mix of different industries.
Securities of companies in the real estate industry have been and may continue to be negatively affected by widespread health crisis such as a global pandemic. Potential impacts on the real estate market may include lower occupancy rates, decreased lease payments, defaults and foreclosures, among other consequences. These impacts could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. It is not known how long such impacts, or any future impacts of other significant events, will last.
Securities of companies in the real estate industry include equity real estate investment trusts (“REITs”) and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers or lessees,
and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code, as amended, or to maintain their exemptions from registration under the
1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.
Gaming-Tribal Authority Investments
The
value of the
fund
’s investments in gaming companies is subject to legislative or regulatory changes, adverse market conditions, and/or increased competition affecting the gaming sector. Securities of gaming companies may be considered speculative, and generally exhibit greater volatility than the overall market. The market value of gaming company securities may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments, and the threat of increased government regulation.
Securities issued by Indian tribal authorities are subject to particular risks. Indian tribes enjoy sovereign immunity, which is the legal privilege by which the United States federal, state, and tribal governments cannot be sued without their consent. In order to sue an Indian tribe (or an agency or instrumentality thereof), the tribe must have effectively waived its sovereign immunity with respect to the matter in dispute. Certain Indian tribal authorities have agreed to waive their sovereign immunity in connection with their outstanding debt obligations. Generally, waivers of sovereign immunity have been held to be enforceable against Indian tribes. Nevertheless, if a waiver of sovereign immunity is held to be ineffective, claimants, including investors in Indian tribal authority securities (such as the fund
), could be precluded from judicially enforcing their rights and remedies.
Further, in most commercial disputes with Indian tribes, it may be difficult or impossible to obtain federal court jurisdiction. A commercial dispute may not present a federal question, and an Indian tribe may not be considered a citizen of any state for purposes of establishing diversity jurisdiction. The
U.S. Supreme Court has held that jurisdiction in a tribal court must be exhausted before any dispute can be heard in an appropriate federal court. In cases where the jurisdiction of the tribal forum is disputed, the tribal court first must rule as to the limits of its own jurisdiction. Such jurisdictional issues, as well as the general view that Indian tribes are not considered to be subject to ordinary bankruptcy proceedings, may be disadvantageous to holders of obligations issued by Indian tribal authorities, including the fund
.
Operational and Cybersecurity
Risk
With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, a fund's service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the fund and its shareholders.
Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to
fund
assets, customer data, or proprietary information, or cause
a fund or fund
service provider to suffer data corruption or lose
operational functionality. Intentional cybersecurity incidents include: unauthorized access to systems, networks, or devices (such as through “hacking”
activity
or “phishing”
); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality.
Cyberattacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers' systems or websites rendering them unavailable to intended
12

users or via “ransomware” that renders the systems inoperable until appropriate actions are taken.
In addition, unintentional incidents can occur, such
as the inadvertent release of confidential information.
A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a fund
. For example,
in a denial of service,
fund
shareholders could lose access to their electronic accounts indefinitely, and employees of the Advisor, each subadvisor
, or
the
funds
’
other service providers may not be able to access electronic systems to perform critical duties for the fund
, such as trading, NAV calculation,
shareholder accounting, or
fulfillment of fund
share purchases and redemptions. Cybersecurity incidents could cause a fund
, the Advisor,
each
subadvisor
, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs,
or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which
a fund
invests, thereby causing the
fund
’s investments to lose value.
Cyber-events have the potential to
affect
materially
the
fund
and the
advisor
’
s relationships with accounts, shareholders, clients, customers, employees, products, and service providers. The
fund
has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. There is no guarantee that the funds
will be able to prevent or mitigate the impact of any or all cyber-events.
The
fund
is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the
funds
’
service providers, counterparties, or other third parties, failed or inadequate processes
,
and technology or system failures.
The Advisor, each subadvisor, and their affiliates have established risk management systems that seek to reduce cybersecurity and operational risks, and business continuity plans in the event of a cybersecurity breach or operational failure. However, there are inherent limitations in such plans, including that certain risks have not been identified, and there is no guarantee that such efforts will succeed, especially since none of the Advisor, each
subadvisor
, or their affiliates controls the cybersecurity or
operations
systems of the
funds
’
third-party service providers (including the
funds
’

custodian), or those of the issuers of securities in which the fund
invests.
In addition, other disruptive events, including (but not limited to) natural disasters and public health crises
, may adversely affect the
fund
’s ability to
conduct business, in particular if the
fund
’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the
fund
’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the
fund
’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.
Market Events
Events in certain sectors
historically
have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other similar events;

bank
failures
; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits
;
social,
political, and economic instability in Europe; economic stimulus by the Japanese central bank;
dramatic changes in energy prices and currency
exchange rates; and China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected
.
Financial institutions
could
suffer losses
as
interest rates
rise or economic conditions deteriorate.
In addition
,

relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide.
Actions taken by the
Fed
or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.
Beginning in March 2022, the Fed began increasing interest rates and has signaled the potential for further increases. As a result, risks associated with rising interest rates are currently heightened. It is difficult to accurately predict the pace at which the Fed will increase interest rates any further, or the timing, frequency or magnitude of any such increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such increases generally will cause market interest rates to rise and could cause the value of a fund’s investments, and the fund’s NAV, to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.
In addition,
as the
Fed increases the target Fed
funds rate,
any such rate increases,
among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities.
These events and the possible resulting
market volatility may have an adverse effect on
a fund
.
Political turmoil within the United States and abroad may also impact a fund
. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the
U.S.

and global securities markets and could significantly impair the value of
a fund
’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund
investments, and increase uncertainty in or
13

impair the operation of the
U.S.

or other securities markets.
In recent years, the
U.S.
renegotiated
many of its global trade relationships and
imposed or
threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.
Uncertainties surrounding the sovereign debt of a number of EU countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the global
securities markets likely will be
significantly disrupted. On January 31, 2020, the UK left the EU, commonly referred to as “Brexit
,
”
the UK ceased to be a member of the EU
, and
the UK
and EU entered into a Trade and Cooperation Agreement
.
While the full impact of Brexit is unknown
,
Brexit

has already resulted in volatility in European
and global markets
.
There
remains
significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may
lead to less liquidity in certain instruments
,
industries, sectors or the markets generally,
and
may ultimately affect fund
performance. For example, the
coronavirus
(COVID-19)
pandemic
has resulted
and may continue to result
in significant disruptions to global business activity
and market volatility due
to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others
.
While many countries have lifted some or all restrictions related to the coronavirus (COVID-19) and the United
States ended the public health
emergency and national emergency declarations relating to the coronavirus (COVID-19) pandemic on May
11, 2023, the continued impact of
coronavirus (COVID-19) and related variants is uncertain.
The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United
States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of
Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities.
The United States
and other nations or international organizations

may also impose additional economic sanctions or take other actions that may adversely affect Russia
-
exposed

issuers and companies in various sectors of the Russian economy.

Any or all of these potential results could lead
Russia's economy into a recession
.
Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region
, the
extent
to which is

unknown at this time
.
The United

States
and the EU have also
imposed similar

sanctions on Belarus for its support of Russia’
s invasion of Ukraine
.
Additional sanctions may be imposed on Belarus and other countries that support
Russia.

Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia
, including
substantial
negative impacts on
the regional
and
global economies and
securities markets.
In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.
Further, there is a risk that the present value of
assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a fund’s investments may be affected, which may reduce a fund's performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on a fund's performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.
Investment Restrictions

The investment policies and strategies of the
fund
described in this SAI and the Prospectus, except for the nine investment restrictions designated as fundamental policies under this caption, are not fundamental and may be changed by the Board without shareholder approval.
Fundamental Investment Restrictions
As referred to above, the following nine investment restrictions of the fund
are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the
fund
’s outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the
fund
present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of outstanding shares of the fund
. As a matter of fundamental policy, the
fund
may not:
(1)
Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
14

(2)
Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(3)
Purchase securities on margin, except the
fund
may obtain such short-term credits as may be necessary for the clearance of security transactions and may make margin deposits in connection with transactions in options, swap transactions and risk management transactions.
(4)
Underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under the federal securities laws.
(5)
Purchase or sell real estate, although the
fund
may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate.
(6)
Purchase or sell commodities or commodity contracts, except that the fund
may purchase or sell financial futures contracts, related options and enter into swap transactions.
(7)
Make loans, except by purchase of debt obligations in which the fund
may invest consistent with its investment policies, by entering into repurchase agreements, or through the lending of its portfolio securities.
(8)
Invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund
(taken at current value) would
be invested in the securities of such issuer or acquire more than 10% of the outstanding voting securities of any issuer, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. Government or its agencies or instrumentalities or to repurchase agreements secured by such obligations and that up to 25% of the fund
's total assets (at current value) may be invested without
regard to this limitation.
(9)
Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry, provided that this limitation does not apply to (i) securities of issuers in the banking and thrift industry or (ii) obligations issued or guaranteed as to interest and principal by the
U.S. Government or its agencies or instrumentalities or to repurchase agreements secured by such obligations.
The
fund
does not have a fundamental policy with respect to short sales.
In regard to restriction (2), the
fund
may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of fund
securities. The 1940 Act currently
requires that the
fund
have 300% asset coverage at the time of borrowing with respect to all borrowings other than temporary borrowings.
With respect to restriction (8), a diversified fund, as to at least 75% of the value of its total assets, generally may not, except with respect to government securities and securities of other investment companies, invest more than 5% of its total assets in the securities, or own more than 10% of the outstanding voting securities, of any one issuer. In determining the issuer of a municipal security, each state, each political subdivision, agency, and instrumentality of each state and each multi-state agency of which such state is a member is considered a separate issuer. In the event that securities are backed only by assets and revenues of a particular instrumentality, facility or subdivision, such entity is considered the issuer.
For purposes of construing restriction (9), securities of the U.S. government, its agencies, or instrumentalities are not considered to represent industries. Tax-exempt municipal obligations backed by the credit of a governmental entity also are not considered to represent industries.
Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the
fund
’s acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating agency (or as determined by the Subadvisor if the security is not rated by a rating agency) will not compel the
fund
to dispose of such security or other asset. Notwithstanding the foregoing, the fund
must always be
in compliance with the borrowing policies set forth above.
Non-fundamental Investment Restrictions
The
fund
has adopted the following non-fundamental investment policies, which may be changed by the Board without approval of the fund
’s
shareholders:
(1)
The
fund
will not purchase additional portfolio securities if, after giving effect to such purchase, the borrowings referred to in investment restriction (2) above exceed 5% of the
fund
's total assets.
(2)
The
fund
will not invest more than 10% of its total assets in the securities of any one issuer, except securities issued by the U.S. Government, its agencies and instrumentalities.
(3)
The
fund
, together with certain other advisory clients of the Advisor, generally may not acquire 10% or more of the voting securities of a bank, thrift, or bank holding company without regulatory approval.
(4)
The
fund
, together with certain other advisory clients of the Advisor and its affiliates, will not acquire 5% or more of the voting securities of any bank, if an officer or director of such bank also is an officer or director of the Advisor, or one of its affiliates.
Portfolio Turnover

In general, the
fund
intends to purchase and hold securities for long-term capital appreciation and not to trade in securities for short-term gain. It is anticipated that the annual portfolio turnover rate will not exceed 50%. Notwithstanding the foregoing, the Adviser may, from time to time, make short-term investments when it believes such investments are in the best interest of the fund
. The
fund
’s annual rate of portfolio turnover may vary from
15

year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the
fund
and could generate short-term capital gain taxable as ordinary income, which could have a negative impact on the
fund
’s performance over time. Portfolio turnover is calculated by dividing the lesser of purchases or sales of fund
securities during the
fiscal year by the monthly average of the value of the
fund
’s securities. (Excluded from the computation are all securities, including options, with maturities at the time of acquisition of one year or less.) The portfolio turnover rate for the fund
for the fiscal years ended December 31,
2023
and
December 31,
2022 was 13
% and
10
%, respectively.
Those Responsible for Management

The business of the
fund
is managed by the Board, including certain Trustees who are not “interested persons” (as defined in the 1940 Act) of the fund
(the “Independent Trustees”). The Trustees elect officers who are responsible for the day-to-day operations of the fund and who execute policies formulated by the Trustees. Several of the Trustees and officers of the fund
also are officers or directors of the Advisor. Each Trustee oversees the fund and other funds in the John Hancock
fund
Complex (as defined below).
The tables below present certain information regarding the Trustees and officers of the fund
, including their principal occupations which, unless specific dates are shown, are of at least five years’ duration. In addition, the table includes information concerning other directorships held by each Trustee in other registered investment companies or publicly traded companies. Information is listed separately for each Trustee who is an “interested person” (as defined in the 1940 Act) of the
fund
(each a “Non-Independent Trustee”) and the Independent Trustees. As of
December

31
,
2023
, the John Hancock
fund
Complex consisted of
183
funds (including separate series of series mutual funds). The address of each Trustee and officer of the
fund
is 200
Berkeley Street, Boston, Massachusetts 02116. The Board consists of
12
members.

Name (Birth Year)	Current Position(s) with the Trust 1	Principal Occupation(s) and Other Directorships During the Past 5 Years	Number of Funds in John Hancock Fund Complex Overseen by Trustee
Non-Independent Trustees
Andrew G. Arnott 2 (1971)	Trustee (since 2017)
Global Head of Retail for Manulife (since 2022); Head of Wealth and
Asset Management, United States and Europe, for John Hancock and
Manulife (2018-2023); Director and Chairman, John Hancock
Investment Management LLC (2005-2023, including prior positions);
Director and Chairman, John Hancock Variable Trust Advisers LLC
(2006-2023, including prior positions); Director and Chairman, John
Hancock Investment Management Distributors LLC (2004-2023,
including prior positions); President of various trusts within the John
Hancock Fund Complex (2007-2023, including prior positions).
Trustee of various trusts within the John Hancock Fund Complex (since
2017).
			180
Paul Lorentz 2 (1968)	Trustee (since 2022)	Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).	178

Name (Birth Year)	Current Position(s) with the Trust 1	Principal Occupation(s) and Other Directorships During the Past 5 Years	Number of Funds in John Hancock Fund Complex Overseen by Trustee
Independent Trustees
James R. Boyle (1959)	Trustee (since 2015) 3	Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).	178
16

Name (Birth Year)	Current Position(s) with the Trust 1	Principal Occupation(s) and Other Directorships During the Past 5 Years	Number of Funds in John Hancock Fund Complex Overseen by Trustee
Independent Trustees
William H. Cunningham (1944)	Trustee (since 2005)	Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).	180
Noni L. Ellison (1971)	Trustee (since 2022)
Senior Vice President, General Counsel & Corporate Secretary,
Tractor Supply Company (rural lifestyle retailer) (since 2021);
General Counsel, Chief Compliance Officer & Corporate
Secretary, Carestream Dental, L.L.C. (2017–2021); Associate
General Counsel & Assistant Corporate Secretary, W.W. Grainger,
Inc. (global industrial supplier) (2015–2017); Board Member,
Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021);
Board Member, Howard University School of Law Board of Visitors
(since 2021); Board Member, University of Chicago Law School
Board of Visitors (since 2016); Board member, Children’s
Healthcare of Atlanta Foundation Board (2021–2023); Board
Member, Congressional Black Caucus Foundation (since 2024).
Trustee of various trusts within the John Hancock Fund Complex
(since 2022).
			178
Grace K. Fey (1946)	Trustee (since 2012)	Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).	183
Dean C. Garfield (1968)	Trustee (since 2022)
Vice President, Netflix, Inc. (since 2019); President & Chief
Executive Officer, Information Technology Industry Council
(2009–2019); NYU School of Law Board of Trustees (since
2021); Member, U.S. Department of Transportation, Advisory
Committee on Automation (since 2021); President of the
United States Trade Advisory Council (2010–2018); Board
Member, College for Every Student (2017–2021); Board
Member, The Seed School of Washington, D.C. (2012–2017);
Advisory Board Member of the Block Center for Technology and
Society (since 2019).
Trustee of various trusts within the John Hancock Fund Complex
(since 2022).
			178
Deborah C. Jackson (1952)	Trustee (since 2008)
President, Cambridge College, Cambridge, Massachusetts
(2011–2023); Board of Directors, Amwell Corporation (since
2020); Board of Directors, Massachusetts Women’s Forum
(2018–2020); Board of Directors, National Association of
Corporate Directors/New England (2015–2020); Chief Executive
Officer, American Red Cross of Massachusetts Bay (2002–2011);
Board of Directors of Eastern Bank Corporation (since 2001);
Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare
(health benefits company) (2007–2011).
Trustee of various trusts within the John Hancock Fund Complex
(since 2008).
			181
17

Name (Birth Year)	Current Position(s) with the Trust 1	Principal Occupation(s) and Other Directorships During the Past 5 Years	Number of Funds in John Hancock Fund Complex Overseen by Trustee
Independent Trustees
Hassell H. McClellan (1945)	Trustee (since 2012) and Chairperson of the Board (since 2017)	Trustee of Berklee College of Music (since 2022); Director/Trustee, Virtus Funds (2008–2020); Director, The Barnes Group (2010–2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.	183
Steven R. Pruchansky (1944)	Trustee (since 2005) and Vice Chairperson of the Board (since 2012)
Managing Director, Pru Realty (since 2017); Chairman and Chief
Executive Officer, Greenscapes of Southwest Florida, Inc.
(2014–2020); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Member, Board of Advisors,
First American Bank (until 2010); Managing Director, Jon James,
LLC (real estate) (since 2000); Partner, Right Funding, LLC
(2014–2017); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).
Trustee (since 1992), Chairperson of the Board (2011–2012),
and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
			178
Frances G. Rathke (1960)	Trustee (since 2020)	Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003–retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).	178
Gregory A. Russo (1949)	Trustee (since 2008)	Director and Audit Committee Chairman (2012–2020), and Member, Audit Committee and Finance Committee (2011–2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012–2018), and Finance Committee Chairman (2014–2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).	178
(
1
)
Mr. Arnott,
Mr. Garfield,
Ms. Jackson, and Mr. Pruchansky serve as Trustees for a term expiring in
2025
; Mr. Boyle,
Dr
. Cunningham, Ms. Fey, Mr.
Lorentz, Dr.
McClellan
and Mr. Russo serve as Trustees for a term expiring in
2026
;
Ms.
Ellison
and Ms. Rathke serve as Trustees for a term expiring in
2027; Mr
.
Boyle has served as Trustee
at various times prior to date listed in the table.
(
2
)
The Trustee is a Non-Independent Trustee due to his position with the Advisor and certain of its affiliates.
(
3
)
Mr. Boyle served as Trustee at various time periods prior to 2015.
Correspondence intended for any of the Trustees may be sent to the attention of the individual Trustee or to the Board c/o the Secretary of the fund
at
200 Berkeley Street, Boston, Massachusetts 02116-2805. All communications addressed to the Board or individual Trustee will be logged and sent to the Board or individual Trustee. The Secretary may determine not to forward any letter to Trustees that does not relate to the business of the fund
.
Principal Officers who are not Trustees
The following table presents information regarding the current principal officers of the
Trust
who are not Trustees, including their principal occupations
which, unless specific dates are shown, are of at least five years’ duration. Each of the officers is an affiliated person of the Advisor. All of the officers listed are officers or employees of the Advisor or its affiliates. All of the officers also are officers of all of the other funds for which the Advisor serves as investment advisor.

18

Name (Birth Year)	Current Position(s) with the Trust 1	Principal Occupation(s) During the Past 5 Years
Kristie M. Feinberg (1975)	President (since 2023)
Head of Wealth & Asset Management, U.S. and Europe, for John Hancock and Manulife
(since 2023); Director and Chairman, John Hancock Investment Management LLC (since
2023); Director and Chairman, John Hancock Variable Trust Advisers LLC (since 2023);
Director and Chairman, John Hancock Investment Management Distributors LLC (since
2023); CFO and Global Head of Strategy, Manulife Investment Management (2021–2023,
including prior positions); CFO Americas & Global Head of Treasury, Invesco, Ltd., Invesco
US (2019–2020, including prior positions); Senior Vice President, Corporate Treasurer and
Business Controller, OppenheimerFunds (2001–2019, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2023).

Charles A. Rizzo (1957)	Chief Financial Officer (since 2007)
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John
Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since
2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex
(since 2007).

Salvatore Schiavone (1965)	Treasurer (2007-2009 and since 2010, including prior positions)
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President,
John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC
(since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since
2007, including prior positions).

Christopher (Kit) Sechler (1973)	Secretary and Chief Legal Officer (since 2018)
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since
2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock
Investment Management; Assistant Secretary of John Hancock Investment Management
LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and
Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).

Trevor Swanberg (1979)	Chief Compliance Officer (since 2020)
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock
Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock
Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020);
Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John
Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global
Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock
Fund Complex (since 2016, including prior positions).

Each officer holds office for an indefinite term until his or her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.
Additional Information about the Trustees
In addition to the description of each Trustee’s Principal Occupation(s) and Other Directorships set forth above, the following provides further information about each Trustee’s specific experience, qualifications, attributes or skills with respect to the
Trust
. The information in this section should
not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws.
The Board believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills and expertise
. Each Trustee has experience as a Trustee of the
Trust
as well as experience
as a Trustee of other John Hancock funds. It is the Trustees’ belief that this allows the Board, as a whole, to oversee the business of the fund and the
other funds in the John Hancock Fund Complex
in a manner consistent with the best interests of the
funds
'
shareholders. When considering potential
nominees to fill vacancies on the Board, and as part of its annual self-evaluation, the Board reviews the mix of skills and other relevant experiences of the Trustees.
Independent Trustees
James R. Boyle –

Mr.

Boyle has high-
level
executive
,
financial,

operational
,
governance
,
regulatory

and leadership
experience in the
financial services
industry, including in the
development and management of registered investment companies, variable annuities
,
retirement and insurance products
.
Mr.

Boyle is the former President and CEO of a large international fraternal life insurance company and is the former President and CEO of multi-
line life
insurance and financial services
companies
.

Mr.

Boyle began his career as a Certified Public Accountant with Coopers

& Lybrand
.
William H. Cunningham –

Mr. Cunningham has management and operational oversight experience as a former Chancellor and President of a major university. Mr. Cunningham regularly teaches a graduate course in corporate governance at the law school and at the Red McCombs School of Business at The University of Texas at Austin. He also has oversight and corporate governance experience as a current and former director of a number of operating companies, including an insurance company.
19

Noni L. Ellison –

As a senior vice president, general counsel, and corporate secretary with over 25 years of executive leadership experience, Ms. Ellison has extensive management and business expertise in legal, regulatory, compliance, operational, quality assurance, international, finance and governance matters.
Grace K. Fey –

Ms. Fey has significant governance, financial services, and asset management industry expertise based on her extensive non-profit board experience, as well as her experience as a consultant to non-profit and corporate boards, and as a former director and executive of an investment management firm.
Dean C. Garfield –

As a former president and chief executive officer of a leading industry organization and current vice-president of a leading international company, Mr. Garfield has significant global executive operational, governance, regulatory, and leadership experience. He also has experience as a leader overseeing and implementing global public policy matters including strategic initiatives.
Deborah C. Jackson –

Ms. Jackson has leadership, governance, management, and operational oversight experience as the lead director of a large bank,
former
president of a college, and as the former chief executive officer of a major charitable organization. She also has expertise in financial services matters and oversight and corporate governance experience as a current and former director of various other corporate organizations, including an insurance company, a regional stock exchange, a telemedicine company, and non-profit entities.
Hassell H. McClellan –

As a former professor of finance and policy in the graduate management department of a major university, a director of a public
company, and as a former director of several privately held companies, Mr. McClellan has experience in corporate and financial matters. He also has experience as a director of other investment companies not affiliated with the Trust.
Steven R. Pruchansky –

Mr. Pruchansky has entrepreneurial, executive and financial experience as a senior officer and chief executive of business in the retail, service and distribution companies and a current and former director of real estate and banking companies.
Frances G. Rathke –

Through her former positions in senior financial roles, as a former
Certified Public Accountant
, and as a consultant on strategic
and financial matters, Ms. Rathke has experience as a leader overseeing, conceiving, implementing, and analyzing strategic and financial growth plans, and financial statements. Ms. Rathke also has experience in the auditing of financial statements and related materials. In addition, she has experience as a director of various organizations, including a publicly traded company and a non-profit entity.
Gregory A. Russo –

As a retired Certified Public Accountant, Mr. Russo served as a partner and Global Vice Chairman in a major independent registered public accounting firm
,
as well as a member of its geographic boards of directors and International Executive Team.
As a result of Mr. Russo’s diverse
global responsibilities, he possesses accounting, finance and executive operating experience.
Non-Independent Trustees
Andrew G. Arnott –

As former President of various trusts within the John Hancock Fund Complex
,

and through his positions as Global Head of Retail for
Manulife
,
and
Trustee
of the John Hancock Fund Complex, Mr. Arnott has experience in the management of investments, registered investment companies, variable annuities and retirement products, enabling him to provide management input to the Board.
Paul Lorentz
–

Through
his position as the Global Head of Manulife Wealth and Asset Management
,
Mr.

Lorentz

has experience with retirement
,
retail

and asset management solutions offered by Manulife
worldwide
,
enabling
him
to provide management input to the Board.
Duties of Trustees; Committee Structure
The
Trust
is organized as a Massachusetts business trust. Under the Declaration of Trust, the Trustees are responsible for managing the affairs of the
Trust
, including the appointment of advisors and subadvisors. Each Trustee has the experience, skills, attributes or qualifications described above (see
“
Principal Occupation(s) and Other Directorships” and “
Additional Information about the Trustees” above). The Board appoints officers who assist in managing the day-to-day affairs of the
Trust
. The Board met
5
times during the
fiscal year
ended December
31, 2023
.
The Board has appointed an Independent Trustee as Chairperson. The Chairperson presides at meetings of the Trustees and may call meetings of the
Board and any Board committee whenever he deems it necessary. The Chairperson participates in the preparation of the agenda for meetings of the
Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also acts as a liaison with the
funds
'
management, officers, attorneys, and other Trustees generally between meetings. The Chairperson may perform such other functions as may be requested by the Board from time to time. The Board also
has
designated a Vice Chairperson to serve in the absence of the
Chairperson. Except for any duties specified
herein
or pursuant to the
Trust
’s Declaration of Trust or
By-
laws
, or as assigned by the Board, the
designation of a Trustee as Chairperson or Vice Chairperson does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairperson. The Board also may designate working groups or ad hoc committees as it deems appropriate.
The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board considers leadership by an Independent Trustee as Chairperson to be integral to promoting effective independent oversight of the
funds
'
operations and meaningful representation of the shareholders’ interests
, given the specific characteristics and
circumstances of the funds
. The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the funds
'
shareholders. Nevertheless, the Board also believes that having interested persons serve on the Board brings corporate and financial viewpoints
20

that are, in the Board’s view, helpful elements in its decision-making process. In addition, the Board believes that Messrs. Arnott
,

Boyle,

and Lorentz
as
current or former
senior
executives of the Advisor (or of its parent company,
Manulife Financial Corporation
), and of other affiliates of the Advisor,
provide the Board with the perspective of the Advisor in managing and sponsoring all of the Trust’s series
. The leadership structure of the Board may be
changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the
Trust
.
Board Committees
The Board has established an Audit Committee; Compliance Committee; Contracts, Legal & Risk Committee; Nominating and Governance Committee;
and Investment Committee.
The current membership of each committee is set forth below.
Audit Committee.

The Board has a standing Audit Committee composed solely of Independent Trustees (Messrs.
Cunningham

and
McClellan and
Ms.
Rathke).
Ms
.
Rathke
serves as Chairperson of this Committee. This Committee
reviews the
internal and external accounting and auditing procedures of
the
Trust
and, among other things,
considers
the selection of an independent registered public accounting firm for the
Trust
,
approves
all significant
services proposed to be performed by its independent registered public accounting firm and considers
the possible effect of such services on its
independence.
Ms. Rathke has been designated by the Board as an “audit committee financial expert,” as defined in SEC rules. This Committee met 4 times during the fiscal year ended December
31, 2023.
Compliance Committee.

The Board also has a standing Compliance Committee (
Ms
. Fey
,

Mr.
Garfield and Ms. Jackson
).
Ms. Fey serves as
Chairperson of this Committee.
This Committee reviews and makes recommendations to the full Board regarding certain compliance matters relating to the
Trust
.
This Committee met 4 times during the fiscal year ended December 31,
2023
.
Contracts, Legal & Risk Committee.

The Board also has a standing Contracts, Legal & Risk Committee (
Mr
. Boyle,
Ms. Ellison, and Messrs.

Pruchansky and Russo).
Mr. Russo serves as Chairperson of this Committee.
This Committee oversees the initiation, operation, and renewal of the various contracts between the
Trust
and other entities. These contracts include advisory and subadvisory agreements, custodial and transfer agency agreements and arrangements with other service providers. The Committee also reviews the significant legal affairs of the funds, as well as any significant regulatory and legislative actions or proposals affecting or relating to the funds or their service providers. The Committee also assists the
Board in its oversight role with respect to the processes pursuant to which the Advisor and the subadvisors
identify, manage and report the various risks
that affect or could affect the funds.
This

Committee

met
4  times
during the fiscal year ended December 31,
2023
.
Nominating and Governance Committee.

The Board also has a Nominating and Governance Committee composed of all of the Independent
Trustees. This Committee will consider nominees recommended by Trust shareholders. Nominations should be forwarded to the attention of the
Secretary of the Trust at 200 Berkeley Street, Boston, Massachusetts 02116. Any shareholder nomination must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), in order to be considered by this
Committee. This Committee met 5 times during the fiscal year ended December 31,
2023
.
Investment Committee.

The Board also has an Investment Committee composed of all of the Trustees. The Investment Committee has
four

subcommittees with the Trustees divided among the
four
subcommittees (each an “Investment Sub-Committee”). Ms. Jackson and Messrs.
Boyle
,
Cunningham
, and
Pruchansky
serve as Chairpersons of the Investment Sub-Committees. Each Investment Sub-Committee reviews investment matters relating to a particular group of funds in the John Hancock Fund Complex and coordinates with the full Board regarding investment matters. The
Investment Committee met 5 times during the fiscal year ended December 31,
2023
.
Annually, the Board evaluates its performance and that of its Committees, including the effectiveness of the Board’s Committee structure.
Risk Oversight
As
registered investment
companies
, the
funds are
subject to a variety of risks, including investment risks (such as, among others, market risk, credit risk and interest rate risk), financial risks (such as, among others, settlement risk, liquidity risk and valuation risk), compliance risks, and operational risks. As a part of its overall activities, the Board oversees the funds
'
risk management activities that are implemented by the Advisor, the funds
'

CCO

and other service providers to the
funds
. The Advisor has primary responsibility for the
funds
'
risk management on a day-to-day basis as a part of its
overall responsibilities.
Each fund
'
s
subadvisor
, subject to oversight of the Advisor, is primarily responsible for managing investment and financial risks as a part of its day-to-day investment responsibilities, as well as operational and compliance risks at its firm. The Advisor and the CCO also assist the
Board in overseeing compliance with investment policies of the funds
and regulatory requirements
and monitor the implementation of the various
compliance policies and procedures approved by the Board as a part of its oversight responsibilities.
The Advisor identifies to the Board the risks that it believes may affect the funds
and develops processes and controls regarding such risks. However, risk management is a complex and dynamic undertaking and it is not always possible to comprehensively identify and/or mitigate all such risks at all times since risks are at times impacted by external events. In discharging its oversight responsibilities, the Board considers risk management issues throughout the year with the assistance of its various Committees as described below. Each Committee meets at least quarterly and presents reports to the Board, which may prompt further discussion of issues concerning the oversight of the funds
'
risk management. The Board as a whole also reviews
written reports or presentations on a variety of risk issues as needed and may discuss particular risks that are not addressed in the Committee process.
The Board has established an Investment Committee, which consists of four
Investment Sub-Committees. Each Investment Sub-Committee assists the
Board in overseeing the significant investment policies of the relevant funds
and the performance of
their
subadvisors. The Advisor monitors these
policies and subadvisor activities and may recommend changes in connection with the funds to each
relevant Investment Sub-Committee in response to
subadvisor requests or other circumstances. On at least a quarterly basis, each
Investment Sub-Committee reviews reports from the Advisor regarding
21

the
relevant

funds'
investment performance, which include information about investment and financial risks and how they are managed, and from the
CCO or his/her designee regarding subadvisor compliance matters. In addition, each
Investment Sub-Committee meets periodically with the portfolio managers of the
funds
'
subadvisors
to receive reports regarding management of the
funds
, including with respect to risk management processes.
The Audit Committee assists the Board in reviewing with the independent auditors, at various times throughout the year, matters relating to the funds
'

financial reporting. In addition, this Committee oversees the process of each fund
’s valuation of its portfolio securities, assisted by the
Advisor
'
s Pricing
Committee (composed of officers of the
Advisor
), which calculates fair value determinations pursuant to procedures established by the Advisor and
adopted by the Board.
With respect to valuation, the Advisor provides periodic reports to the Board and Investment Committee that enables the Board to oversee the Advisor, as each fund's valuation designee, in assessing, managing and reviewing material risks associated with fair valuation determinations, including material conflicts of interest. In addition, the Board reviews the Advisor's performance of an annual valuation risk assessment under which the Advisor seeks to identify and enumerate material valuation risks which are or may be impactful to the funds including, but not limited to (1) the types of investments held
(or intended to be held) by the funds, giving consideration to those investments' characteristics; (2) potential market or sector shocks or dislocations which may affect the ongoing valuation operations; (3) the extent to which each fair value methodology uses unobservable inputs; (4) the proportion of each fund's investments that are fair valued as determined in good faith, as well as their contributions to a fund's returns; (5) the use of fair value methodologies that rely on inputs from third-party service providers; and (6) the appropriateness and application of the methods for determining and calculating fair value. The Advisor reports any material changes to the risk assessment, along with appropriate actions designed to manage such risks, to the Board.
The Compliance Committee assists the Board in overseeing the activities of the
Trusts
'
CCO with respect to the compliance programs of the
funds
, the
Advisor, the
subadvisors
, and certain of the
funds
'
other service providers (the
Distributor
and transfer agent). This Committee and the Board receive
and consider periodic reports from the CCO throughout the year, including the CCO’s annual written report, which, among other things, summarizes material compliance issues that arose during the previous year and any remedial action taken to address these issues, as well as any material changes to the compliance programs
.
The Contracts, Legal & Risk Committee assists the Board in its oversight role with respect to the processes pursuant to which the Advisor and the subadvisors
identify, assess, manage and report the various risks that affect or could affect the funds
. This Committee reviews reports from the
funds
'

Advisor on a periodic basis regarding the risks facing the
funds
, and makes recommendations to the Board concerning risks and risk oversight matters as the Committee deems appropriate. This Committee also coordinates with the other Board Committees regarding risks relevant to the other
Committees, as appropriate.
As required by rule 18f-4 under the 1940 Act, funds that engage in derivatives transactions, other than limited derivatives users, generally must adopt and implement written derivatives risk management program (the “Derivatives Risk Management Program”), that is reasonably designed to manage the funds' derivatives risks, while taking into account the funds' derivatives and other investments. This program includes risk guidelines, stress testing, internal reporting and escalation and periodic review of the program. To the extent that the funds invest in derivatives, on a quarterly and annual, the
Advisor will provide the Board with written reports that address the operation, adequacy and effectiveness of the funds' Derivatives Risk Management
Program, which is generally designed to assess and manage derivatives risk.
In addressing issues regarding the
funds
'
risk management between meetings, appropriate representatives of the Advisor communicate with the
Chairperson of the Board, the relevant Committee Chair, or the
Trusts
'
CCO, who is directly accountable to the Board. As appropriate, the Chairperson of the Board, the Committee Chairs and the Trustees confer among themselves, with the
Trusts
'
CCO, the Advisor, other service providers, external fund
counsel, and counsel to the Independent Trustees, to identify and review risk management issues that may be placed on the full Board’s agenda and/or that of an appropriate Committee for review and discussion.
In addition, in its annual review of the
funds
'
advisory, subadvisory and distribution agreements, the Board reviews information provided by the Advisor, the
subadvisors
and the
Distributor
relating to their operational capabilities, financial condition, risk management processes and resources.
The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.
The Advisor also has its own, independent interest in risk management. In this regard, the Advisor has appointed a Risk and Investment Operations
Committee, consisting of senior personnel from each of the Advisor’s functional departments. This Committee reports periodically to the Board and the
Contracts, Legal & Risk Committee on risk management matters. The Advisor’s risk management program is part of the overall risk management program of John Hancock, the Advisor’s parent company. John Hancock’s Chief Risk Officer supports the Advisor’s risk management program, and at the
Board’s request will report on risk management matters.
Compensation of Trustees
The
fund
pays fees to its Independent Trustees. Trustees also are reimbursed for travel and other out-of-pocket expenses. Each Independent Trustee receives in the aggregate from the
fund
and the other closed-end funds in the John Hancock
fund
Complex an annual retainer of $40,000.
The following table provides information regarding the compensation paid by the fund
and the other investment companies in the John Hancock Fund
Complex to the Independent Trustees for their services during the fund
’s fiscal year ended December 31,
2023
.
22

Compensation Table
1

Name of Trustee	Total Compensation from Trust ($)	Total Compensation from the John Hancock Fund Complex ($) 2
Independent Trustees
James R. Boyle	40,000	455,000
William H. Cunningham	40,000	530,000
Noni Ellison	40,000	435,000
Grace K. Fey	40,000	655,000
Dean Garfield	40,000	435,000
Deborah C. Jackson	40,000	535,000
Patricia Lizarraga 3	40,000	391,000
Hassell H. McClellan	40,000	826,000
Steven R. Pruchansky	40,000	455,000
Frances G. Rathke	40,000	455,000
Gregory A. Russo	40,000	475,000
Non-Independent Trustees
Andrew G. Arnott	0	0
Marianne Harrison 4	0	0
Paul Lorentz	0	0
1
The Trust does not have a pension or retirement plan for any of its Trustees or officers.
2
There

were approximately 183 series in the John Hancock Fund Complex as of December

31
,
2023
.
3
Effective
September
21
,
2023, Ms
.
Lizarraga is no longer a Trustee.
4
Ms. Harrison retired as Trustee as of May 1, 2023.
Trustee Ownership of Shares of
the Fund
The table below sets forth the aggregate dollar range of equity securities beneficially owned by the Trustees in the fund
and in all John Hancock funds
overseen by each Trustee as of December 31,
2023
. The information as to beneficial ownership is based on statements furnished to the fund
by the
Trustees. Each of the Trustees has all voting and investment powers with respect to the shares indicated.

Trust/Funds	Financial Opportunities Fund	Total – John Hancock Fund Complex
Independent Trustees
James R. Boyle	$10,001 - $50,000	Over $100,000
William H. Cunningham	$10,001 - $50,000	Over $100,000
Noni L. Ellison	$10,001 - $50,000	Over $100,000
Grace K. Fey	$10,001 - $50,000	Over $100,000
Dean C. Garfield 1	$10,001 - $50,000	Over $100,000
Deborah C. Jackson	$50,001 - $100,000	Over $100,000
Hassell H. McClellan	$10,001 - $50,000	Over $100,000
Steven R. Pruchansky	$1 - $10,000	Over $100,000
Frances G. Rathke	$10,001 - $50,000	Over $100,000
Gregory A. Russo	$10,001 - $50,000	Over $100,000
Non-Independent Trustees
Andrew G. Arnott	None	Over $100,000
Paul Lorentz	None	None
1
Dean C.

Garfield placed orders to purchase shares of certain John Hancock closed-
end funds on December

29
,
2023 and such orders settled on January
2, 2024
.
Shareholders of The FUND

[
As of June
3
,
2024
, the officers and Trustees of the
fund
as a group owned beneficially less than 1% of the outstanding shares of the fund
.
]
23

To the best knowledge of the
fund
, the shareholders (principal holders) listed below owned more than 5% of the fund’s shares as of June
3
,
2024
.

Information related to these shareholders is as of the date indicated and may be different as of June
3, 2024. A shareholder who owns beneficially more
than 25% of a fund is deemed to be a control person of that fund and can determine the outcome of a shareholder meeting with respect to a proposal directly affecting that share class.

Name and Address of Owner	Amount	Percent
[Morgan Stanley Smith Barney LLC 1585 Broadway New York, NY 10036]	[1,402,914]	[7.50]%1
1
[
Based on a Schedule 13G filing dated February 11, 2021.
]
Investment Advisory and Other Services

A discussion regarding the basis for the Trustees’ approval of the Advisory Agreement and the Subadvisory Agreements is available in the fund
’s most
recent shareholder report for the fiscal year ended December 31.
The Advisor
The Advisor is a Delaware limited liability company whose principal offices are located at 200 Berkeley Street, Boston, Massachusetts 02116 and
serves as the
fund
’s investment advisor. The Advisor is registered with the SEC as an investment advisor under the Advisers Act.
Founded in 1968, the Advisor is an indirect principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), a subsidiary of Manulife
Financial Corporation (“Manulife Financial” or the “Company”). Manulife Financial is the holding company of The Manufacturers Life Insurance Company
(the “Life Company”) and its subsidiaries. John Hancock Life Insurance Company (U.S.A.) and its subsidiaries (“John Hancock”) today offer a broad range of financial products and services, including whole, term, variable, and universal life insurance, as well as college savings products, mutual funds, fixed and variable annuities, long-term care insurance and various forms of business insurance. Additional information about John Hancock may be found on the Internet at johnhancock.com.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund.
During the year ended December 31,
2023
, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31,
2025
, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The Advisor offers investment solutions managed by institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. The Advisor has been managing closed-end funds since 1971. As of March 31,
2024
, the Advisor had
total assets under management of approximately $
162.5
billion.
Manulife Financial Corporation is a leading international financial services group with principal operations in Asia, Canada and the United States.
Operating primarily as John Hancock in the United States and Manulife elsewhere, it provides financial protection products and advice, insurance, as well as wealth and asset management services through its extensive network of solutions for individuals, groups and institutions.
Its global
headquarters are in Toronto, Canada, and it trades as ‘MFC’ on the Toronto Stock Exchange, New York Stock Exchange (the “NYSE”), and the Philippine
Stock Exchange, and under '945' in Hong Kong. Manulife Financial Corporation can be found on the Internet at manulife.com.
The Advisor serves as investment advisor to the
fund
and is responsible for monitoring the
subadvisor
’s services to the
fund
.
Investment Management Arrangements and Other Services

Advisory Agreement
The
fund
has entered into an investment management contract dated July 1, 2009 (the “Advisory Agreement”) with the Advisor. As compensation for its advisory services under the Advisory Agreement, the Advisor receives a fee from the fund
, calculated and paid daily, at an annual rate of the
fund
’s
average daily managed assets.

The following table shows the advisory fee that the
fund
incurred and paid to the Advisor for the last three fiscal years ended December 31,
2023
, December 31,
2022
, and December 31,
2021
.

Advisory Fee Paid in Fiscal Year Ended
	2023 ($)	2022 ($)	2021 ($)
Gross Fees	7,325,861	8,835,682	8,981,799
Waivers	(49,317)	(63,799)	(74,107)
Net Fees	7,276,544	8,771,883	8,907,692
24

Pursuant to the Advisory Agreement and subject to the general supervision of the Trustees, the Advisor selects, contracts with, and compensates the
Subadvisor to manage the investments and determine the composition of the assets of the fund
; provided, that any contract with a Subadvisor (a
“Subadvisory Agreement”) shall be in compliance with and approved as required by the 1940 Act, except for such exemptions therefrom as may be granted to the
fund
or the Advisor. The Advisor monitors the Subadvisor’s management of the fund
’s investment operations in accordance with the
investment objectives and related investment policies of the fund
, reviews the performance of the Subadvisor and reports periodically on such performance to the Board.
Pursuant to the Advisory Agreement, the Advisor has entered into a Subadvisory Agreement with the Subadvisor to provide day-to-day portfolio management of the
fund
and to implement the
fund
’s portfolio management strategies and investment objective. The Advisory Agreement provides that the Advisor may terminate the Subadvisory Agreement entered into and directly assume any functions performed by the Subadvisor, upon approval of the Board.
The
fund
pays all expenses of its organization, operations and business.
The Advisory Agreement had an initial period of two years and continues from year to year so long as such continuance is approved at least annually: (i)
by the vote of a majority of the Independent Trustees; and (ii) either by the Board or by the vote of a majority of the outstanding shares of the fund
.
The Advisory Agreement may be terminated at any time without penalty upon sixty (60) days’ written notice by the Board or the Advisor, as applicable, or by the vote of the majority of the outstanding shares of the fund
. The Advisory Agreement will terminate automatically in the event of its assignment. The
Subadvisory Agreement terminates automatically upon the termination of the Advisory Agreement.
The Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the
fund
under such agreements on the part of the Advisor, the Advisor shall not be liable to the fund
or to any shareholder for any loss
sustained in connection with the purchase, holding, redemption or sale of any security on behalf of the fund
.
Administration Agreement
The
fund
has entered into an administration contract dated August 15, 1994 (the “Administration Agreement”) with JHIM, under which the fund
receives
Non-Advisory Services. These “Non-Advisory Services” include, but are not limited to, preparing tax returns, preparing and transmitting periodic reports to shareholders, preparing and submitting filings with the SEC and other regulatory authorities, maintaining fund
records, providing personnel and
clerical services, and other services that are not investment advisory in nature.
The
fund
pays a monthly fee to JHIM equal to 0.25% of the
fund
’s average weekly net assets for such Non-Advisory Services under the Administration
Agreement. The Advisor has contractually agreed to limit its administration fee to 0.10% of the fund’s average weekly gross assets. This agreement expires on April 30,
2025
, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. The following table shows the expenses incurred by JHIM in providing services under the Administration Agreement for the last three fiscal years ended December 31,
2023
, December 31,
2022
, and December 31,
2021
.

Administration Fee Paid in Fiscal Year Ended
	2023 ($)	2022 ($)	2021 ($)
Gross Fees	1,645,296	2,022,175	2,056,028
Waivers	(987,178)	(1,213,305)	(1,233,617)
Net Fees	658,118	808,870	822,411
The Administration Agreement had an initial period of two years and continues from year to year so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Independent Trustees. The fund
or JHIM may terminate the Administration Agreement at
any time without penalty upon 60 days’ written notice to the other party. The Administration Agreement may be amended by mutual written agreement of the parties, without obtaining shareholder approval.
JHIM is not liable for any error of judgment or mistake of law or for any loss suffered by the fund
in connection with the matters to which the
Administration Agreement relates, except losses resulting from willful misfeasance, bad faith or gross negligence by JHIM in the performance of its duties or from reckless disregard by JHIM of its obligations under the Administration Agreement.
The Subadvisor
Subadvisory Agreement

The Advisor entered into a Subadvisory Agreement dated December 31, 2005 with the subadvisor
(the “Subadvisory
Agreement”). The
subadvisor
handles the fund’s portfolio management activity, subject to oversight by the Advisor. The subadvisor
, organized in 1968,
is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial, a publicly held, Canadian-based company). As of March 31,
2024
, the
subadvisor
had total assets under management of approximately $
206.3 billion
. The
subadvisor
is located at
197
Clarendon
Street
Boston

MA
02116.
Under the terms of the Subadvisory Agreement, the
subadvisor
is responsible for managing the investment and reinvestment of the assets of the fund
,
subject to the supervision and control of the Board and the Advisor.
25

The Subadvisory Agreement had an initial period of two years and continues from year to year so long as such continuance is approved at least annually:
(i) by the Board or by the holders of a majority of its outstanding voting securities and (ii) by a majority of the Trustees who are not “interested persons”
(as defined in the 1940 Act) of any party to the Subadvisory Agreement. The Subadvisory Agreement terminates automatically in the event of its assignment or upon termination of the Advisory Agreement and may be terminated without penalty upon 60 days’ written notice at the option of the
Advisor, the
subadvisor
, by the Board or by a vote of a majority of the
fund
’s outstanding shares. As discussed above, the Advisor may terminate the
Subadvisory Agreement and directly assume responsibility for the services provided by the subadvisor
upon approval by the Board without the need for
approval of the shareholders of the
fund
.
The Subadvisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, the
subadvisor
is not liable for any error or judgment or mistake of law or for any loss suffered by the fund
.
Both the Advisor and the
subadvisor
are controlled by Manulife Financial. Advisory arrangements involving an affiliated subadvisor may present certain potential conflicts of interest. Manulife Financial benefits not only from the net advisory fee retained by the Advisor, but also from the subadvisory fee paid by the Advisor to the
subadvisor
. Consequently, Manulife may be viewed as benefiting financially from the appointment of or continued service of the
subadvisor
to manage the
fund
. However, both the Advisor, in recommending to the Board the appointment or continued service of an affiliated subadvisor, and the
subadvisor
have a fiduciary duty to act in the best interests of the
fund
and its shareholders. The Independent Trustees are aware of
and monitor these potential conflicts of interest.
Portfolio Manager Information
The
subadvisor
handles the
fund
’s portfolio management activities, subject to oversight by the Advisor. The individuals jointly and primarily responsible for the day-to-day management of the
fund
’s portfolio are listed below.
The following tables present information regarding accounts other than the fund
for which each portfolio manager has day-to-day management
responsibilities. Accounts are grouped into three categories: (i) other investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees based on account performance, information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the chart is each portfolio manager’s investment in the fund
.
The following table reflects approximate information as of December 31,
2023
:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($Millions)	Number of Accounts	Total Assets ($Millions)	Number of Accounts	Total Assets ($Millions)
Susan A. Curry	3	4,482	2	191	1	˂1
Ryan P. Lentell, CFA	3	1,441	2	191	0	0
Performance-Based Fees for Other Accounts Managed
Number and value of accounts within the total accounts that are subject to a performance-based advisory fee: None
Portfolio Manager Ownership of Shares of the Fund
The following table indicates as of December 31,
2023
, the value of shares beneficially owned by the portfolio managers in the fund
.

Portfolio Manager	Range of Beneficial Ownership in the Fund	Range of Beneficial Ownership in Similarly Managed Accounts
Susan A. Curry	$10,001-$50,000	$500,001-$1,000,000
Ryan P. Lentell, CFA	$100,001-$500,000	$Over $1,000,000
Potential Conflicts of Interest
When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, the fund

does not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the fund
as well as one or
more other accounts. The Advisor and
subadvisor
have adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. The Advisor and
subadvisor
have structured their compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See “Compensation of Portfolio Managers” below.
A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an
26

allocation on the initial public offering. The
subadvisor
has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.
A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the policies of the
subadvisor
generally require that such trades be “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the subadvisor
will place the order in a manner intended to
result in as favorable a price as possible for such client.
A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the subadvisor

receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager’s compensation. See “Compensation of Portfolio Managers” below. Neither the Advisor nor the subadvisor
receives a performance-based fee
with respect to any of the accounts managed by the portfolio managers.
A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. The
subadvisor
imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.
If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern could disadvantage either the account that is long or short. In making portfolio manager assignments, the subadvisor
seeks to avoid such potentially conflicting situations.
However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.
Compensation
The
subadvisor
has adopted a system of compensation for portfolio managers and others involved in the investment process that is applied systematically among investment professionals. At the
subadvisor
, the structure of compensation of investment professionals is currently composed of the following basic components: base salary and short-and long-term incentives. The following describes each component of the compensation package for the individuals identified as a portfolio manager for the funds
.
Base salary. Base compensation is fixed and normally reevaluated on an annual basis. The subadvisor
seeks to set compensation at market rates,
taking into account the experience and responsibilities of the investment professional.
Incentives. Only investment professionals are eligible to participate in the short-and long-term incentive plan. Under the plan, investment professionals are eligible for an annual cash award. The plan is intended to provide a competitive level of annual bonus compensation that is tied to the investment professional achieving superior investment performance and aligns the financial incentives of the subadvisor
and the investment professional. Any
bonus under the plan is completely discretionary, with a maximum annual bonus that may be well in excess of base salary. Payout of a portion of this bonus may be deferred for up to five years. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:
Investment Performance: The investment performance of all accounts managed by the investment professional over one, three and five-year periods are considered. With respect to fixed income accounts, relative yields are also used to measure performance. The pre-tax performance of each account is measured relative to an appropriate benchmark and universe as identified in the table below.
Financial Performance: The profitability of the
subadvisor
and its parent company are also considered in determining bonus awards.
Non-Investment Performance: To a lesser extent, intangible contributions, including the investment professional’s support of client service and sales activities, new fund/strategy idea generation, professional growth and development, and management, where applicable, are also evaluated when determining bonus awards.
27

In addition to the above, compensation may also include a revenue component for an investment team derived from a number of factors including, but not limited to, client assets under management, investment performance, and firm metrics.
Manulife Equity Awards. A limited number of senior investment professionals may receive options to purchase shares of Manulife Financial stock.
Generally, such option would permit the investment professional to purchase a set amount of stock at the market price on the date of grant. The option can be exercised for a set period (normally a number of years or until termination of employment) and the investment professional would exercise the option if the market value of Manulife Financial stock increases. Some investment professionals may receive restricted stock grants, where the investment professional is entitled to receive the stock at no or nominal cost, provided that the stock is forgone if the investment professional’s employment is terminated prior to a vesting date.
Deferred Incentives. Investment professionals may receive deferred incentives which are fully invested in strategies managed by the team/individuals as well as other Manulife Asset Management strategies.
The
subadvisor
also permits investment professionals to participate on a voluntary basis in a deferred compensation plan, under which the investment professional may elect on an annual basis to defer receipt of a portion of their compensation until retirement. Participation in the plan is voluntary.
Other Services
Proxy voting
The
fund
’s proxy voting policies and procedures (the “
fund
’s Procedures”) delegate to the
subadvisor
the responsibility to vote all proxies relating to
securities held by the
fund
in accordance with the Subadvisor’s proxy voting policies and procedures. The subadvisor
has a duty to vote such proxies in
the best interests of the
fund
and its shareholders. Complete descriptions of the
fund
’s Procedures and the proxy voting procedures of the
subadvisor

are set forth in Appendix B to this SAI.
It is possible that conflicts of interest could arise for the subadvisor
when voting proxies. Such conflicts could arise, for example, when the subadvisor
or
its affiliate has a client or other business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest also could arise when the
fund
, its investment advisor or principal underwriter or any of their affiliates has an interest in the vote.
In the event that the
subadvisor
becomes aware of a material conflict of interest, the
fund
’s Procedures generally require the
subadvisor
to follow any
conflicts procedures that may be included in the Subadvisor’s proxy voting procedures. The conflict procedures generally will include one or more of the following:
(a)
voting pursuant to the recommendation of a third party voting service;
(b)
voting pursuant to pre-determined voting guidelines; or
(c)
referring voting to a special compliance or oversight committee.
The specific conflicts procedures of the
subadvisor
are set forth in the Subadvisor’s proxy voting procedures included in Appendix B. While these conflicts procedures may reduce, they will not necessarily eliminate, any influence on proxy voting of conflicts of interest.
Although the
subadvisor
has a duty to vote all proxies on behalf of the
fund
, it is possible that the
subadvisor
may not be able to vote proxies under
certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits the subadvisor
from trading the shares in the marketplace for a period of time, the subadvisor
may determine that it is not in the best interests of the
fund
to
vote the proxies. The
subadvisor
also may choose not to recall securities that have been lent in order to vote proxies for shares of the security since the fund
would lose security lending income if the securities were recalled.
Information regarding how the
fund
voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available
(i) without charge, on jhinvestments.com and (ii) on the SEC’s website at
http://www.sec.gov
.
Determination of Net Asset Value

The
fund
’s net asset value per Common Share (“NAV”) is normally determined each business day at the close of regular trading on the NYSE (typically
4:00

p.m.

Eastern Time, on each business day that the NYSE is open) by dividing the fund
’s net assets by the number of Common Shares outstanding. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the
Advisor
's Valuation Policies and Procedures. The time
at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange
Commission and applicable regulations. On holidays or other days when the NYSE is closed, the NAV is not calculated. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the fund
’s NAV is not calculated. Consequently,
the
fund
’s portfolio securities may trade and the NAV of the
fund
’s Common Shares may be significantly affected on days when a shareholder will not be able to purchase or sell the
fund
’s Common Shares.
The Board has designated the fund’s Advisor as the valuation designee to perform fair value functions for the fund in accordance with the Advisor's valuation policies and procedures. As valuation designee, the Advisor will determine the fair value, in good faith, of securities and other assets held by the fund for which market quotations are not readily available and, among other things, will assess and manage material risks associated with fair value
28

determinations, select, apply and test fair value methodologies, and oversee and evaluate pricing services and other valuation agents used in valuing the fund's investments. The Advisor is subject to Board oversight and reports to the Board information regarding the fair valuation process and related material matters. The Advisor carries out its responsibilities as valuation designee through its Pricing Committee.
Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the
Advisor
’s
Pricing Committee in certain instances pursuant to procedures established by the
Advisor and adopted by the Board
. Equity securities are generally
valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is typically valued at the price on the exchange where the security was acquired or most likely will be sold. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Equity securities traded principally in foreign markets are typically valued using the last sale price or official closing price in the relevant exchange or market, as adjusted by an independent pricing vendor to reflect fair value as of the close of the NYSE
. On any day a foreign market is closed and the NYSE is
open, any foreign securities will typically be valued using the last price or official closing price obtained from the relevant exchange on the prior business day adjusted based on information provided by an independent pricing vendor to reflect fair value as of the close of the NYSE
. Debt obligations
are typically valued based on evaluated prices provided by an independent pricing vendor. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate supplied by an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.
Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price
,
while other futures contracts are typically valued at the last traded price on the exchange on which they trade
as of the close of the NYSE
. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of the close of the NYSE, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Shares of open-end investment companies that are not exchange-traded funds (“ETFs”) held by the fund
are valued based on the NAVs of
such other investment companies.
Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, broker-dealer quotations, credit quality information, general market conditions, news, and other factors and assumptions. The fund
may receive
different prices when it sells odd-lot positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but the fund
may hold or transact in such securities in smaller, odd lot sizes.
The Pricing Committee engages in oversight activities with respect to the fund
’s pricing vendors, which includes, among other things, monitoring significant or unusual price fluctuations above predetermined tolerance levels from the prior day, back-testing of pricing vendor prices against actual trades, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these vendors. Nevertheless, market quotations, official closing prices, or information furnished by a pricing vendor could be inaccurate, which could lead to a security being valued incorrectly.
If market quotations, official closing prices, or information furnished by a pricing vendor are not readily available or are otherwise deemed unreliable or not representative of the fair value of such security because of market- or issuer-specific events, a security will be valued at its fair value as determined in good faith by the
Board
’s
valuation designee
,
the Advisor
. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.
Fair value pricing of securities is intended to help ensure that the fund
’s NAV reflects the fair market value of the
fund
’s portfolio securities as of the close
of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close). The use of fair value pricing has the effect of valuing a security based upon the price the
fund
might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.
Regarding the
fund
’s investment in an open-end investment company that is not an ETF, which (as noted above) is valued at such investment company’s
NAV, the prospectus for such investment company explains the circumstances and effects of fair value pricing for that investment company.
Portfolio Brokerage

Pursuant to the Subadvisory Agreement, the Subadvisor is responsible for placing all orders for the purchase and sale of portfolio securities of the fund
.
The Subadvisor has no formula for the distribution of the
fund
’s brokerage business; rather it places orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the fund
and the Subadvisor’s other clients. The cost of securities transactions for the
fund
primarily consists of brokerage commissions or dealer or underwriter spreads. Fixed-income securities and money market instruments generally are traded on a net basis and normally do not involve either brokerage commissions or transfer taxes.
29

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, the Subadvisor will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.
Brokerage Commissions Paid
The following table shows the aggregate amount of brokerage commissions paid by the fund
for the last three fiscal years ended December 31,
2023
,
December 31,
2022
, and December 31,
2021
.

December, 2023	December 31, 2022	December 31, 2021
$145,060	$124,222	$224,050
No brokerage commissions paid by the
fund
during the last three fiscal years were to any broker that: (i) is an affiliated person of the fund
; (ii) is an
affiliated person of an affiliated person of the
fund
; or (iii) has an affiliated person that is an affiliated person of the fund
, Advisor, Subadvisor, or principal
underwriter.
Approved Trading Counterparties
The Subadvisor maintains and periodically updates a list of approved trading counterparties. Portfolio managers may execute trades only with pre-approved broker-dealer/counterparties. A sub-group of the Subadvisor’s Brokerage Practices Committee, through a delegation from the
Subadvisor’s Senior Investment Policy Committee, reviews and approves all broker-dealers/counterparties.
Selection of Brokers, Dealers, and Counterparties
In placing orders for purchase and sale of securities and selecting trading counterparties (including banks or broker-dealers) to effect these transactions, the Subadvisor seeks prompt execution of orders at the most favorable prices reasonably obtainable. The Subadvisor will consider a number of factors when selecting trading counterparties, including the overall direct net economic result to the fund
(including commissions, which
may not be the lowest available, but which ordinarily will not be higher than the generally prevailing competitive range), the financial strength, reputation and stability of the counterparty, the efficiency with which the transaction is effected, the ability to effect the transaction when a large block trade is involved, the availability of the counterparty to stand ready to execute possibly difficult transactions in the future, and other matters involved in the receipt of brokerage and research services.
The Subadvisor periodically prepares and maintains a list of broker-dealer firms that have been deemed to provide valuable research as determined periodically by the investment staff, together with a suggested non-binding amount of brokerage commissions (“non-binding target”) to be allocated to each of these research firms, subject to certain requirements. Neither the Subadvisor nor any client has an obligation to any research firm if the amount of brokerage commissions paid to the research firms is less than the applicable non-binding target.
In seeking best execution, traders have a variety of venues available for execution. Traders may, in their discretion, use algorithmic strategies through direct market access (“DMA”) tools and electronic crossing networks (“ECNs”). DMA allows the trader to act in the market without a full service or other broker. ECNs give the trader additional options when searching for liquidity and the ability to trade block positions in a more efficient manner. In selecting a broker, dealer or trading venue, traders consider the full range of available trading platforms in seeking best execution.
Best Execution
The Subadvisor owes a duty to its clients to seek best execution when executing trades on behalf of clients. “Best execution” generally is understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The Subadvisor is not obligated to choose the broker-dealer offering the lowest available commission rate if, in the Subadvisor’s reasonable judgment, there is a material risk that the total cost or proceeds from the transaction might be less favorable than may be obtained elsewhere, or, if a higher commission is justified by the trading provided by the broker-dealer, or if other considerations dictate using a different broker-dealer. Negotiated commission rates generally will reflect overall execution requirements of the transaction without regard to whether the broker may provide other services in addition to execution.
The Subadvisor may pay higher or lower commissions to different brokers that provide different categories of services. Under this approach, the
Subadvisor periodically may classify different brokers in different categories based on execution abilities, the quality of research, brokerage services, block trading capability, speed and responsiveness, or other services provided by the brokers. Some examples of these categories may include, without limitation, full service brokers, alternative trading systems, client commission and execution-only brokers.
The reasonableness of brokerage commission is evaluated on an ongoing basis and at least annually on a formal basis.
When more than one broker-dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction, the Subadvisor often selects a broker-dealer that furnishes research and other related services or products. The amount of brokerage allotted to a particular broker-dealer is not made pursuant to any binding agreement or commitment with any selected broker-dealer.
However, the Subadvisor maintains an internal allocation procedure to identify those broker-dealers who have provided us with effective research and the amount of research provided, and the Subadvisor endeavors to direct sufficient commissions to it to ensure the continued receipt of research that the Subadvisor believes is useful.
30

Soft Dollar Considerations
The Subadvisor may pay for research and brokerage services with the commission dollars generated by fund
account transactions (known as “soft dollar
benefits”), subject to certain conditions. Further, the Subadvisor may cause the fund
to pay up in return for soft dollar benefits (pay commissions, markups or markdowns higher than those charged by other broker-dealers).
The research provided may be either proprietary (created and provided by the broker-dealer, including tangible research products as well as access to analysts, traders and issuers) or third-party (created by a third party, but provided by broker-dealer). Proprietary research is generally part of a “bundle”
of brokerage and research and the research is not separately priced. In the case of third party research, the cost of products and services is generally more transparent, and payment is made by the broker to the preparer in “hard dollars.” The Subadvisor may receive both proprietary and third party research and execution services.
The Subadvisor considers three factors with respect to all third-party research and execution services received through soft dollars:
•
Whether the product or service is eligible research or brokerage under SEC rules and regulations;
•
Whether an eligible product or service actually provides “lawful and appropriate assistance” in the performance of the Subadvisor’s investment decision-making responsibilities; and
•
Whether the amount of the commission paid is reasonable in light of the value of the product or service provided by the broker-dealer (viewed in terms of the particular transaction or the Subadvisor’s overall responsibilities with respect to the Subadvisor’s client accounts).
Research services currently purchased with soft dollars include: reports on the economy, industries, sectors and individual companies or issuers;
introduction to issuers, invitations to trade conferences, statistical information; statistical models; political and country analyses; reports on legal developments affecting portfolio securities; information on technical market actions; and credit analyses.
The overriding consideration in selecting brokers to execute trade orders is the maximization of client profits through a combination of controlling transaction and securities costs and seeking the most effective use of brokers’ proprietary research and execution capabilities, while maintaining relationships with those broker-dealers who consistently provide superior service. When the Subadvisor uses client brokerage commissions (or markups or markdowns) to obtain research or other products or services, the Subadvisor receives a soft dollar benefit because the Subadvisor does not have to produce or pay for the research, products or services. The Subadvisor may have an incentive to select a broker-dealer based on the Subadvisor’s interest in receiving research or other products or services, rather than on the Subadvisor’s clients’ interest in receiving most favorable execution.
Any research received is used to service all clients to which it is applicable, whether or not the client’s commissions were used to obtain the research.
For example, commissions of equity clients may be used to obtain research that is used with respect to fixed-income clients. The Subadvisor does not attempt to allocate the relative costs or benefits of research among client accounts because the Subadvisor believe that, in the aggregate, the research the Subadvisor receives benefits clients and assists the Subadvisor in fulfilling its overall duty to its clients.
The Subadvisor does not enter into any agreement or understanding with any broker-dealer which would obligate it to direct a specific amount of brokerage transactions or commissions in return for such services. However, certain broker-dealers may state in advance the amount of brokerage commissions they expect for certain services and the applicable cash equivalent.
The Subadvisor may seek to obtain client commission benefits through client commission arrangements in compliance with applicable laws and regulations. Under these types of arrangements, the Subadvisor can request that executing brokers allocate a portion of total commissions paid to a pool of “credits” maintained by the broker that can be used to obtain client commission benefits. After accumulating a number of credits within the pool, the Subadvisor may subsequently direct that those credits be used to pay appropriate parties in return for eligible client commission benefits provided by the broker to the Subadvisor.
In summary, as noted above, the Sub advisor has three types of “soft dollar” arrangements through which the Subadvisor receives benefits:
(1)
Full service brokers – In addition to receiving execution services, the Subadvisor also receives a variety of research and related services from these brokers, including, for example, proprietary research reports on companies, markets or investment related reports, meetings with senior management teams of companies, and discussions with the broker’s analysis and market experts.
(2)
Client commission arrangements (“CCA”) - Through CCA arrangements with brokers with whom the Subadvisor places equity trades for execution, the Subadvisor generates commission credits with these CCA brokers that the Subadvisor can direct and use to compensate third party research providers, including other brokers, for research received. The level of compensation to such research providers is determined by the equity portfolio management teams using a quarterly voting process. The number of votes determines the relative level of compensation paid to a research provider.
(3)
Third party research vendors - The Subadvisor may have soft dollar arrangements. Under these arrangements, the Subadvisor will identify research services that it wants to obtain and subject to the approval of the soft dollar broker, the soft dollar broker will directly contract with research providers for services provided to the Subadvisor. When the Subadvisor executes equity trades with the soft dollar broker, the soft dollar broker allocates and pays a portion of the commission to the research providers.
Trade Aggregation by the Subadvisor
Because investment decisions often affect more than one client, the Subadvisor frequently will attempt to acquire or dispose of the same security for more than one client at the same time. The Subadvisor, to the extent permitted by applicable law, regulations and advisory contracts, may aggregate
31

purchases and sales of securities on behalf of its various clients for which it has discretion, provided that in the Subadvisor’s opinion, all client accounts are treated equitably and fairly and that block trading will result in a more favorable overall execution. Trades will not be combined when a client has directed transactions to a particular broker-dealer or when the Subadvisor determines that combined orders would not be efficient or practical.
When appropriate, the Subadvisor will allocate such block orders at the average price obtained or according to a system that the Subadvisor considers to be fair to all clients over time. Generally speaking, such allocations are made on the basis of proportional capital under management in the respective client accounts.
Affiliated Underwriting Transactions by the Subadvisor
The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund
may purchase securities that are offered in
underwritings in which an affiliate of the Advisor or a
subadvisor
participates. These procedures prohibit the
fund
from directly or indirectly benefiting
an Advisor or
subadvisor
affiliate in connection with such underwritings. In addition, for underwritings where an Advisor or subadvisor
affiliate
participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund
could
purchase.
Commission Recapture Program
The Board has approved the
fund
’s participation in a commission recapture program. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to the
fund
. It provides a way to gain control over the commission expenses incurred by the subadvisor
, which can be significant over time and thereby reduces expenses, improves cash flow and conserves assets. The fund
can derive
commission recapture dollars from both equity trading commissions and fixed-income (commission equivalent) spreads. From time to time, the Board reviews whether participation in the recapture program is in the best interests of the fund
.
Additional Information Concerning Taxes

The following discussion of U.S. federal income tax matters is based on the advice of K&L Gates LLP, counsel to the fund
. The
fund
intends to elect to be
treated and to qualify each year as a regulated investment company (“RIC”) under the Code.
To qualify as a RIC for income tax purposes, the
fund
must derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership. A “qualified publicly traded partnership” is a publicly traded partnership that meets certain requirements with respect to the nature of its income. To qualify as a RIC, the fund
must also satisfy certain requirements with respect to the
diversification of its assets. The
fund
must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities that, in respect of any one issuer, do not represent more than 5% of the value of the assets of the fund
nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the market value (or fair value if market quotations are unavailable) of the fund
’s assets can be invested in securities
(other than United States government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers, which the
fund
controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships. If the
fund
fails to meet the annual gross income test described above, the fund
will nevertheless be considered to have
satisfied the test if (i) (a) such failure is due to reasonable cause and not due to willful neglect and (b) the fund
reports the failure, and (ii) the
fund
pays
an excise tax equal to the excess non-qualifying income. If the fund
fails to meet the asset diversification test described above with respect to any quarter, the
fund
will nevertheless be considered to have satisfied the requirements for such quarter if the fund
cures such failure within 6 months and
either (i) such failure is de minimis or (ii) (a) such failure is due to reasonable cause and not due to willful neglect and (b) the fund
reports the failure and
pays an excise tax.
As a RIC, the
fund
generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deductions for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes in each taxable year to its shareholders; provided that it distributes at least the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income for such taxable year. The fund
intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income, net tax-exempt interest income and net capital gain. In order to avoid incurring a nondeductible 4% U.S. federal excise tax obligation, the Code requires that the fund
distribute (or be deemed to have distributed) by December 31 of each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income for such year, (ii) 98.2% of its capital gain net income (which is the excess of its realized net long-term capital gain over its realized net short-term capital loss), generally computed on the basis of the one-year period ending on
October
31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any ordinary income and capital gain net income from the prior year (as previously computed) that were not paid out during such year and on which the fund
paid no U.S. federal income tax.
Under current law, provided that the
fund
qualifies as a RIC for U.S. federal income tax purposes, the fund
should not be liable for any income, corporate
excise or franchise tax in the Commonwealth of Massachusetts.
If the
fund
does not qualify as a RIC or fails to satisfy the 90% distribution requirement for any taxable year, subject to the opportunity to cure such failures under applicable provisions of the Code as described above, the fund
’s taxable income will be subject to corporate income taxes, and distributions from earnings and profits, including distributions of net capital gain (if any), will generally constitute ordinary dividend income for
32

U.S. federal income tax purposes. To the extent so designated by the fund
, such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of individual and other noncorporate shareholders and (ii) for the dividends received deduction (“DRD”) in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the fund
may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.
For U.S. federal income tax purposes, distributions paid out of the fund
’s current or accumulated earnings and profits will, except in the case of distributions of qualified dividend income and capital gain dividends described below, be taxable as ordinary dividend income. Certain income distributions paid by the
fund
(whether paid in cash or reinvested in additional
fund
shares) to individual taxpayers that are attributable to the fund
’s
qualified dividend income and capital gain are taxed at rates applicable to net long-term capital gains (maximum rates of 20% 15%, or 0% for individuals depending on the amount of their taxable income for the year). This tax treatment applies only if certain holding period requirements and other requirements are satisfied by the shareholder and the dividends are attributable to qualified dividend income received by the fund
itself. For this
purpose, “qualified dividend income” means dividends received by the fund
from United States corporations and “qualified foreign corporations,”
provided that the
fund
satisfies certain holding period and other requirements in respect of the stock of such corporations.
An additional 3.8% Medicare
tax will also apply in the case of some individuals.
Shareholders receiving any distribution from the
fund
in the form of additional shares pursuant to the dividend reinvestment plan will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.
Distributions of net capital gain, if any, reported as capital gains dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held
fund
shares. A distribution of an amount in excess of the
fund
’s current and accumulated earnings and profits will be
treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Distributions of gains from the sale of investments that the fund
owned for one year or less will be taxable as ordinary income.
A fund generally may elect to defer a late-year ordinary loss (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss, if any, attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.
The
fund
may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will (i) be required to report his pro rata share of such gain on his tax return as long-term capital gain, (ii) receive a refundable tax credit for his pro rata share of tax paid by the fund
on the gain and (iii) increase the tax basis for his
shares by an amount equal to the deemed distribution less the tax credit.
Selling shareholders generally will recognize gain or loss in an amount equal to the difference between the shareholder’s adjusted tax basis in the shares sold and the sale proceeds. If the shares are held as a capital asset, the gain or loss will be a capital gain or loss. The current maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less, or (ii) for gains recognized on the sale of capital assets held for more than one year (as well as certain capital gain distributions) (20%, 15%, or 0% for individuals depending on the amount of their taxable income for the year). An additional 3.8% Medicare tax will also apply in the case of some individuals.
Any loss realized upon the sale or exchange of
fund
shares with a holding period of six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received (or amounts designated as undistributed capital gains) with respect to such shares. In addition, all or a portion of a loss realized on a sale or other disposition of fund
shares may be disallowed under “wash sale” rules to the extent the shareholder acquires other shares of the
fund
(whether through the reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the Common Shares. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.
Sales charges paid upon a purchase of shares cannot be taken into account for purposes of determining gain or loss on a sale of the shares before the
91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the fund
(or of another fund),
during the period beginning on the date of such sale and ending on January 31 of the calendar year following the calendar year in which such sale was made, pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.
For federal income tax purposes, a fund is permitted to carry forward a net capital loss incurred in any year to offset net capital gains, if any, in any subsequent year until such loss carry forwards have been fully used. Capital losses carried forward will retain their character as either short-term or long-term capital losses. The fund’s ability to utilize capital losses in a given year or in total may be limited. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to the fund and would not be distributed as such to shareholders.
Below are the capital loss carryforwards available to the fund as of December 31,
2023
to the extent provided by regulations, to offset future net
realized capital gains:

33

Fund	Short-term Losses	Long-term Losses	Total
John Hancock Financial Opportunities Fund	$0	$0	$0
Certain net investment income received by an individual having adjusted gross income in excess of $200,000 (or $250,000 for married individuals filing jointly) will be subject to a tax of 3.8%. Undistributed net investment income of trusts and estates in excess of a specified amount will also be subject to this tax. Dividends and capital gains distributed by the fund
, and gain realized on redemption of
fund
shares, will constitute investment
income of the type subject to this tax.
Only a small portion, if any, of the distributions from the
fund
may qualify for the dividends-received deduction for corporations, subject to the limitations applicable under the Code. The qualifying portion is limited to properly designated distributions attributed to dividend income (if any) the fund
receives from certain stock in U.S. domestic corporations and the deduction is subject to holding period requirements and debt-financing limitations under the Code.
If the
fund
should have dividend income that qualifies for the reduced tax rate applicable to qualified dividend income, the maximum amount allowable will be designated by the
fund
. This amount will be reflected on Form 1099-DIV for the current calendar year.
Dividends and distributions on the
fund
’s shares generally are subject to U.S. federal income tax as described herein to the extent they do not exceed the
fund
’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund
’s net asset value reflects gains that are either
unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the fund
’s net asset value also reflects
unrealized losses. Certain distributions declared in October, November or December to shareholders of record of such month and paid in the following
January will be taxed to shareholders as if received on December 31 of the year in which they were declared. In addition, certain other distributions made after the close of a taxable year of the
fund
may be “spilled back” and treated as paid by the
fund
(except for purposes of the non-deductible 4%
U.S. federal excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distributions were actually made.
The
fund
will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.
The fund
(or its administrative agent)
is required
to report to the IRS and furnish to shareholders the cost basis information and holding period for the fund
’s shares purchased on or after January 1, 2012, and repurchased by the fund
on or after that date. The
fund
will permit shareholders to elect from
among several permitted cost basis methods. In the absence of an election, the fund
will use a default cost basis method. The cost basis method a shareholder elects may not be changed with respect to a repurchase of shares after the settlement date of the repurchase. Shareholders should consult with their tax advisors to determine the best permitted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.
The benefits of the reduced tax rates applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders.
Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of the fund as an investment through such plans.
The
fund
may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the fund
. Tax rules are not
entirely clear about issues such as when the
fund
may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the fund

if it acquires such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and to seek to avoid becoming subject to federal income or excise tax.
The
fund
is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the
fund
elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options, futures, forwards, short sales or other transactions also may require the
fund
to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation, which may make it difficult or impossible for the
fund
to obtain cash corresponding to its earnings or assets in those countries. However, the fund
must distribute to
shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the fund
may have to dispose of its portfolio securities under
disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.
The
fund
may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the fund
enters into a short sale,
offsetting notional principal contract, or forward contract transaction with respect to the appreciated position or substantially identical property.
Appreciated financial positions subject to this constructive sale treatment include interests (including options and forward contracts and short sales) in stock and certain other instruments. Constructive sale treatment does not apply if the transaction is closed out not later than thirty days after the end of
34

the taxable year in which the transaction was initiated, and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed.
Gain or loss from a short sale of property generally is considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in the
fund
’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date the short sale is entered into, gains on short sales generally are short-term capital gains. A loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the fund
for more than one year. In
addition, entering into a short sale may result in suspension of the holding period of “substantially identical property” held by the fund
.
Gain or loss on a short sale generally will not be realized until such time as the short sale is closed. However, as described above in the discussion of constructive sales, if the
fund
holds a short sale position with respect to securities that have appreciated in value, and it then acquires property that is the same as or substantially identical to the property sold short, the fund
generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the fund
holds an appreciated financial position with respect to securities and then enters into a short sale with respect to the same or substantially identical property, the fund
generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.
The
fund
’s transactions in futures contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the
fund
(
i.e
., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the
fund
and may defer
fund
losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund
to mark-to-market certain types of the positions in its portfolio (
i.e
., treat
them as if they were closed out), and (b) may cause the
fund
to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a RIC and the distribution requirement for avoiding excise taxes. The fund
will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any futures contract, option or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund
from being taxed
as a RIC.
For the
fund
’s options and futures contracts that qualify as “section 1256 contracts,” Code Section 1256 generally will require any gain or loss arising from the lapse, closing out or exercise of such positions to be treated as 60% long-term and 40% short-term capital gain or loss. In addition, the fund

generally will be required to “mark to market” (
i.e
., treat as sold for fair market value) each outstanding “section 1256 contract” position at the close of each taxable year (and on
October
31 of each year for excise tax purposes). If a “section 1256 contract” held by the fund
at the end of a taxable year is
sold in the following year, the amount of any gain or loss realized on such sale will be adjusted to reflect the gain or loss previously taken into account under the “mark to market” rules. The
fund
’s options that do not qualify as “section 1256 contracts” under the Code generally will be treated as equity options governed by Code Section 1234. Pursuant to Code Section 1234, if a written option expires unexercised, the premium received is short-term capital gain to the
fund
. If the
fund
enters into a closing transaction, the difference between the premium received for writing the option, and the amount paid to close out its position generally is short-term capital gain or loss. If a call option written by the fund
that is not a “section 1256 contract” is cash
settled, any resulting gain or loss will be short-term.
The Code contains special rules that apply to “straddles,” defined generally as the holding of “offsetting positions with respect to personal property.” For example, the straddle rules normally apply when a taxpayer holds stock and an offsetting option with respect to such stock or substantially identical stock or securities. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. If two or more positions constitute a straddle, recognition of a realized loss from one position generally must be deferred to the extent of unrecognized gain in an offsetting position. In addition, long-term capital gain may be recharacterized as short-term capital gain, or short-term capital loss as long-term capital loss. Interest and other carrying charges allocable to personal property that is part of a straddle are not currently deductible but must instead be capitalized. Similarly, “wash sale” rules apply to prevent the recognition of loss by the fund

from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired within a prescribed period.
The Code allows a taxpayer to elect to offset gain and loss from positions that are part of a “mixed straddle.” A “mixed straddle” is any straddle in which one or more but not all positions are “section 1256 contracts.” The fund
may be eligible to elect to establish one or more mixed straddle accounts for certain of its mixed straddle trading positions. The mixed straddle account rules require a daily “marking to market” of all open positions in the account and a daily netting of gain and loss from all positions in the account. At the end of a taxable year, the annual net gain or loss from the mixed straddle account are recognized for tax purposes. The net capital gain or loss is treated as 60% long-term and 40% short-term capital gain or loss if attributable to the “section 1256 contract” positions, or all short-term capital gain or loss if attributable to the non-section 1256 contract positions.
Further, certain of the
fund
’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things,
(i) convert dividends that would otherwise constitute qualified dividend income into short-term capital gain or ordinary income taxed at the higher rate applicable to ordinary income, (ii) treat dividends that would otherwise be eligible for the corporate dividends received deduction as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert long-term capital gain into short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited), (vi) cause the fund
to recognize income or gain without a corresponding receipt of cash, (vii) adversely affect the time as to when a purchase or sale of stock or
35

securities is deemed to occur, (viii) adversely alter the characterization of certain complex financial transactions, and (ix) produce income that will not qualify as good income for purposes of the 90% annual gross income requirement described above. While it may not always be successful in doing so, the
fund
will seek to avoid or minimize any adverse tax consequences of its investment practices.
Dividends and interest received, and gains realized, by the
fund
on non-U.S. securities may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions (collectively “foreign taxes”) that would reduce the return on its securities. Tax conventions between certain countries and the United States, however, may reduce or eliminate foreign taxes, and many foreign countries do not impose taxes on capital gains in respect of investments by U.S. investors. Depending on the number of non-U.S. shareholders in the fund
, however, such reduced foreign
withholding tax rates may not be available for investments in certain jurisdictions.
The
fund
may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund
will be subject to U.S. federal income tax on a portion of any “excess distribution” received on the stock of a PFIC or of any gain from disposition of that stock (collectively “PFIC income”), plus interest thereon, even if the fund
distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund
’s investment
company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.
If the
fund
invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the fund
will be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain—which it may have to distribute to satisfy the distribution requirement and avoid imposition of the excise tax—even if the QEF does not distribute those earnings and gain to the
fund
. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.
The
fund
may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC’s stock over the fund
’s adjusted basis therein as of the end of that year. Pursuant to the election, the fund
also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains (reduced by any prior deductions) with respect to that stock included by the
fund
for prior taxable years under the election. The
fund
’s adjusted basis in each PFIC’s stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder. The reduced rates for “qualified dividend income”
are not applicable to (i) dividends paid by a foreign corporation that is a PFIC, (ii) income inclusions from a QEF election with respect to a PFIC, and (iii)
ordinary income from a “mark-to-market” election with respect to a PFIC.
Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the fund
accrues income or receivables
or expenses or other liabilities denominated in a non-U.S. currency and the time the fund
actually collects such income or receivables or pays such
liabilities generally are treated as ordinary income or loss. Similarly, gains or losses on non-U.S. currency forward contracts and the disposition of debt securities denominated in a non-U.S. currency, to the extent attributable to fluctuations in exchange rate between the acquisition and disposition dates, also are treated as ordinary income or loss.
If a shareholder realizes a loss on disposition of the
fund
’s shares of $2 million or more in any single taxable year (or $4 million or more in any combination of taxable years in which the transaction is entered into and the five succeeding taxable years) for an individual shareholder, corporation or
Trust or $10 million or more in any single taxable year (or $20 million or more in any combination of taxable years in which the transaction is entered into and the five succeeding taxable years) for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.
Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a
RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.
Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Amounts paid by the
fund
to individuals and certain other shareholders who have not provided the fund
with their correct taxpayer identification number
(“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the fund
has received certain information from the
IRS or a broker may be subject to “backup” withholding of U.S. federal income tax arising from the fund
’s taxable dividends and other distributions as
well as the gross proceeds of sales of shares, at a rate of 24%. An individual’s TIN generally is his or her social security number. Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from payments made to a shareholder may be refunded or credited against such shareholder’s U.S. federal income tax liability, if any; provided that the required information is furnished to the IRS.
Distributions will not be subject to backup withholding to the extent they are subject to the withholding tax on foreign persons described in the next paragraph.
Dividend distributions are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership (“foreign shareholder”). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of capital gain dividends paid by the fund
to a foreign shareholder, and any gain
realized upon the sale of
fund
shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. Such distributions and sale proceeds may be
36

subject, however, to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Also, foreign shareholders with respect to whom income from the
fund
is “effectively connected” with a U.S. trade or business carried on by such shareholder will in general be subject to
U.S. federal income tax on a net basis on the income derived from the fund
at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, also may be subject to a branch profits tax. Properly-designated dividends are generally exempt from U.S. federal withholding tax where they are (i) “interest-related dividends” paid in respect of the
fund
’s “qualified net interest income” (generally, the
fund
’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the fund
is at least a 10% shareholder, reduced by expenses that are allocable to such income)
or (ii) “short-term capital gain dividends” paid in respect of the fund
’s “qualified short-term gains” (generally, the excess of the fund
’s net short-term
capital gain over the
fund
’s long-term capital loss for such taxable year). Depending on its circumstances, the fund may report
all, some or none of its
potentially eligible dividends as such interest-related dividends or as short-term capital gain dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. The
fund
’s capital gain distributions are also exempt from such withholding. Foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.
The Foreign Account Tax Compliance Act (FATCA), imposes a 30% U.S. withholding tax on certain U.S. source payments, including interest (even if the interest is otherwise exempt from the withholding rules described above), dividends and other fixed or determinable annual or periodical income
(“Withholdable Payments”), if paid to a foreign financial institution, unless such institution registers with the IRS and enters into an agreement with the
IRS or a governmental authority in its own jurisdiction to collect and provide substantial information regarding U.S. account holders, including certain account holders that are foreign entities with U.S. owners, with such institution. The legislation also generally imposes a withholding tax of 30% on
Withholdable Payments made to a non-financial foreign entity unless such entity provides the withholding agent with a certification that it does not have any substantial U.S. owners or a certification identifying the direct and indirect substantial U.S. owners of the entity. These withholding and reporting requirements generally apply to income payments made after June 30, 2014. A withholding tax that would apply to the gross proceeds from the disposition of certain investment property and that was scheduled to go into effect in 2019 would be eliminated by proposed regulations (having an immediate effect while pending). Holders are urged to consult with their own tax advisors regarding the possible implications of this recently enacted legislation on their investment in the
fund
.
The foregoing briefly summarizes some of the important U.S. federal income tax consequences to Common Shareholders of investing in Common
Shares, reflects U.S. federal tax law as of the date of this SAI, and does not address special tax rules applicable to certain types of investors, such as corporate and non-U.S. investors. Unless otherwise noted, this discussion assumes that an investor is a United States person and holds Common
Shares as a capital asset. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change or differing interpretations by the courts or the IRS retroactively or prospectively.
Investors should consult their tax advisors regarding other U.S. federal, state or local tax considerations that may be applicable to their particular circumstances, as well as any proposed tax law changes.
Other Information

The
fund
is an organization of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, in certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with
fund
property or the acts, obligations or affairs of the
fund
. The Declaration of Trust also provides
for indemnification out of
fund
property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by sole reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the
fund
itself is unable to meet its obligations. The
fund
has been advised by its counsel that the risk of any
shareholder incurring any liability for the obligations of the fund
is remote.
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of
Trust protects a Trustee against any liability to the
fund
or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Voting rights are not cumulative with respect to the election of Trustees, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100%
of the Trustees and, in such event, the holders of the remaining less than 50% of the shares voting on the matter will not be able to elect any Trustees.
Effective January 22, 2016, the Board of Trustees of the
fund
amended and restated in its entirety the Declaration of Trust and the By-Laws for the fund
.
The amendments to the Declaration of Trust include, among other changes, provisions that: (i) clarify certain duties, responsibilities, and powers of the
Trustees; and (ii) clarify that shareholders are not intended to be third-party beneficiaries of fund
contracts. The amendments to the By-Laws include,
among other changes, provisions that: (i) clarify that, other than as provided under federal securities laws, the shareholders may only bring actions involving the
fund
derivatively; and (ii) provide that any action brought by a shareholder related to the fund
will be brought in Massachusetts state or
federal court, and that, if a claim is brought in a different jurisdiction and subsequently changed to a Massachusetts venue, the shareholder will be required to reimburse the
fund
for such expenses. The foregoing description of the Declaration of Trust and By-Laws are qualified in their entirety by the full text of the Declaration of Trust and By-Laws, each effective as of January 22, 2016, which is available by writing to the Secretary of the fund
at 200
Berkeley Street, Boston, Massachusetts 02116, and are available on the SEC’s website. The Declaration of Trust also is available on the Secretary of the
Commonwealth of Massachusetts’ website.
37

Custodian and Transfer Agent

The
fund
’s portfolio securities are held pursuant to a custodian agreement between the fund
and State Street Bank and Trust Company (“State Street”),
State Street
Bank and Trust Company
, One
Congress
Street,
Suite 1,
Boston, Massachusetts
02114
. Under the custodian agreement, State Street
performs custody, foreign custody manager and fund accounting services.
Computershare Shareowner Services
LLC, P.O. Box
43006
,
Providence
,
RI 02940-3078,
is the transfer agent, dividend paying agent and registrar of the
fund
.
Independent Registered Public Accounting Firm

The
financial statements

of the
fund
for the fiscal period ended December 31,
2023
, including the related financial highlights that appear in the
Prospectus
have been
audited by

[
TBU
]
, independent registered public accounting firm, as indicated in their report with respect thereto, and are incorporated herein by reference.
[
TBU]
is the independent registered public accounting firm for the fund
, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.
REPORTS TO SHAREHOLDERS

The
financial statements

of the
fund
for the fiscal
period
ended December 31,
2023
, are incorporated herein by reference
from
 each  fund
’s most recent
Annual Report to
shareholders
filed with the
SEC
on Form N-CSR pursuant to Rule 30b2-1 under the 1940 Act.
Incorporation by Reference

As noted above, this SAI is part of a registration statement filed with the SEC. Pursuant to the final rule and form amendments adopted by the SEC on
April 8, 2020 to implement certain provisions of the Economic Growth, Regulatory Relief, and Consumer Protection Act,
including General Instruction
A.2 of Form N-2,
the
fund
is permitted to “incorporate by reference” the information filed with the SEC, which means that the fund
can disclose
important information to you by referring you to those documents. The information incorporated by reference is considered to be part of this SAI, and later information that the
fund
files with the SEC will automatically update and supersede this information.
The documents listed below, and any reports and other documents subsequently filed with the SEC pursuant to Rule 30(b)(2) under the 1940 Act and
Sections
13(
a), 13(c), 14 or 15(d) of the Exchange Act, prior to the termination of the offering will be incorporated by reference into this SAI and deemed to be part of this
SAI
from the date of the filing of such reports and documents:
•
The fund’s Prospectus, dated June 28, 2024, filed with this SAI;
•
The
fund
’s
Annual Report on Form N-CSR, filed on
February 29, 2024
;
•
The
fund
’s description of Common Shares on Form 8-A, filed on June 17, 1994.
You may obtain copies of any information incorporated by reference into this SAI, at no charge, by calling 800-
2256020
(toll-free), from the
fund
’s
website
Financial Opportunities Fund (BTO) (jhinvestments.com)
, or from the SEC’s website at sec.gov. The
fund
’s periodic reports filed pursuant to
Section 30(b)(2) of the 1940 Act and Sections 13 and 15(d) of the Exchange Act, as well as the Prospectus and the Statement of Additional
Information, are available on the
fund
’s website
https://www.jhinvestments.com/investments/closed-end-fund/fixed-income-funds/investors-trust-ce-jhi
.

The SEC maintains an internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC, and you
also may obtain a copy of any information regarding the
fund
filed with the SEC from the SEC’s website (sec.gov).
Codes of Ethics

The
fund
, the Advisor, the
subadvisor
and John Hancock Investment Management Distributors LLC each have adopted Codes of Ethics that comply with
Rule 17j-1 under the 1940 Act. Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities, including securities that may be purchased or held by the
fund
.
These Codes of Ethics may be obtained by calling the SEC at 202-942-8090. These Codes of Ethics also are available on the EDGAR Database on the
SEC’s website at sec.gov. Copies of these Codes of Ethics may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: public info@sec.gov.
Additional Information

The
fund
’s Prospectus, any related Prospectus Supplements, and this SAI do not contain all of the information set forth in the Registration Statement that the
fund
has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its
Rules and Regulations.
John Hancock
Financial Opportunities Fund
38

Statement of Additional Information

June
28
,
2024
Investment Advisor
John Hancock Investment Management LLC

200 Berkeley Street

Boston, Massachusetts 02116

1-800-225-6020
Subadvisor
Manulife Investment Management (US) LLC

197 Clarendon
Street

Boston, Massachusetts 02116
Custodian
State Street Bank and Trust Company

One Congress Street,

Suite
1

Boston, Massachusetts
02114
Transfer Agent
Computershare Shareowner Services, LLC

P.O. Box
43006

Providence

RI 02940-3078
Independent Registered Public Accounting Firm
[
TBU
]
39

Appendix A – Description of Bond Ratings

Descriptions of Credit Rating Symbols and Definitions
The ratings of Moody’s Investors Service, Inc. (“Moody’s”),
S&P Global Ratings
and Fitch Ratings (“Fitch”) represent their respective opinions as of the date they are expressed and not statements of fact as to the quality of various long-term and short-term debt instruments they undertake to rate. It should be emphasized that ratings are general and are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.
Ratings do not constitute recommendations to buy, sell, or hold any security, nor do they comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of any payments of any security.
In General
Moody’s.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.
Note that the content of this Appendix A, to the extent that it relates to the ratings determined by Moody’s, is derived directly from Moody’s electronic publication of “Ratings Symbols and Definitions” which is available at: https://www.moodys.com/researchdocumentcontentpage.aspx?docid=PBC_79004.
S&P Global Ratings.

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Issue ratings are an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.
Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy.
Note that the content of this Appendix A, to the extent that it relates to the ratings determined by S&P Global Ratings, is derived directly from S&P
Global Ratings’ electronic publication of “S&P’s Global Ratings Definitions,” which is available at: https://www.standardandpoors.com/en_US/web/guest/article/-/view/sourceId/504352.
Fitch.

Fitch’s opinions are forward looking and include Fitch’s views of future performance. In many cases, these views on future performance may include forecasts, which may in turn (i) be informed by non-disclosable management projections, (ii) be based on a trend (sector or wider economic cycle) at a certain stage in the cycle, or (iii) be based on historical performance. As a result, while ratings may include cyclical considerations and attempt to assess the likelihood of repayment at “ultimate/final maturity,” material changes in economic conditions and expectations (for a particular issuer) may result in a rating change.
The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’
(investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms investment grade and speculative grade are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative categories either signal a higher level of credit risk or that a default has already occurred. For the convenience of investors, Fitch may also include issues relating to a rated issuer that are not and have not been rated on its web page. Such issues are also denoted as
‘NR’.
Note that the content of this Appendix A, to the extent that it relates to the ratings determined by Fitch, is derived directly from Fitch’s electronic publication of “Definitions of Ratings and Other Forms of Opinion” which is available at: https://www.fitchratings.com/
products
/
rating
-
definitions
.

General Purpose Ratings

Long-Term Issue Ratings
Moody’s Global Long-Term Rating Scale
Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.
Aaa:

Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa:

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:

Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:

Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba:

Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B:

Obligations rated B are considered speculative and are subject to high credit risk.
Caa:

Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca:

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:

Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Addition of a Modifier 1, 2 or 3:

Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa.
The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment.
Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
S&P Global Ratings Long-Term Issue Credit Ratings
Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.
AAA:

An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA:

An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A:

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB:

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
BB, B, CCC, CC and C:

Obligations rated ‘BB’, ‘B’, ‘CCC’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB:

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B:

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
CCC:

An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC:

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global
Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C:

An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D:

An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.
An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
Note:

Addition of a Plus (+) or minus (-) sign:
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
Dual Ratings –

Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols.
The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.
S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example,
‘SP-1+/A-1+’).
Fitch Corporate Finance Obligations – Long-Term Rating Scales
Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bond ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.
AAA:

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA:

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A:

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB:

Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB:

Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B:

Highly speculative. ‘B’ ratings indicate that material credit risk is present.
CCC:

Substantial credit risk. “CCC” ratings indicate that substantial credit risk is present.
CC:

Very high levels of credit risk. “CC” ratings indicate very high levels of credit risk.
C:

Exceptionally high levels of credit risk. “C” indicates exceptionally high levels of credit risk.
Corporate finance defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings but are instead rated in the ‘CCC’ to ‘C’ rating categories, depending on their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Note:

Addition of a Plus (+) or minus (-) sign:
Within rating categories, Fitch may use modifiers. The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. For example, the rating category ‘AA’ has three notch-specific rating levels (‘AA+’; ‘AA’; ‘AA-’; each a rating level). Such suffixes are not added to ‘AAA’ ratings and ratings below the ‘CCC’ category. For the short-term rating category of ‘F1’, a ‘+’ may be appended. For Viability Ratings, the modifiers ‘+’ or ‘-’ may be appended to a rating to denote relative status within categories from ‘aa’ to ‘ccc’.
Corporate And Tax-Exempt Commercial Paper Ratings

Short-Term Issue Ratings
Moody’s Global Short-Term Rating Scale
Ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1:

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2:

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3:

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP:

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
The following
table
indicates the long-term ratings consistent with different short-term ratings when such long-term ratings exist. (Note: Structured finance short-term ratings are usually based either on the short-term rating of a support provider or on an assessment of cash flows available to retire the financial obligation).

S&P
Global Ratings' Short
-
Term Issue Credit Ratings
S&P Global Ratings’ short-term ratings are generally assigned to those obligations considered short-term in the relevant market.  Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium term notes are assigned long-term ratings. Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest. These categories are as follows:
A-1:

A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2:

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3:

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.
B:

A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
C:

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D:

A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due,  unless S&P Global Ratings believes that such payments will be made within any stated
grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Dual Ratings –

Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols.
The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With
U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example,
‘SP-1+/A-1+’).
Fitch's Short-Term Issuer or Obligation Ratings
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as
“short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to
36 months for obligations in U.S. public finance markets.
F1:

Highest short-term credit quality.

Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added (“+”) to denote any exceptionally strong credit feature.
F2:

Good short-term credit quality.

Good intrinsic capacity for timely payment of financial commitments.
F3:

Fair short-term credit quality.

The intrinsic capacity for timely payment of financial commitments is adequate.
B:

Speculative short-term credit quality.

Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C:

High short-term default risk.

Default is a real possibility.
RD:

Restricted default.

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D:

Default.

Indicates a broad-based default event for an entity, or the default of a short-term obligation.
Tax-Exempt Note Ratings
Moody's U.S. Municipal Short-Term Debt Ratings
While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial A-8 paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scale discussed below).
The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to five years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.
MIG 1:

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2:

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3:

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG:

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Variable Municipal Investment Grade (VMIG) ratings of demand obligations with unconditional liquidity support are mapped from the short-term debt rating (or counterparty assessment) of the support provider, or the underlying obligor in the absence of third party liquidity support, with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime. For example, the VMIG rating for an industrial revenue bond with Company XYZ as the underlying obligor would normally have the same numerical modifier as Company XYZ’s prime rating. Transitions of VMIG ratings of demand obligations with conditional liquidity support, as shown in the diagram below, differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.
VMIG 1:

This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2:

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3:

This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG:

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
*
For VRDBs supported with conditional liquidity support, short-term ratings transition down at higher long-term ratings to reflect the risk of termination of liquidity support as a result of a downgrade below investment grade.
VMIG ratings of VRDBs with unconditional liquidity support reflect the short-term debt rating (or counterparty assessment) of the liquidity support provider with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime.
For more complete discussion of these rating transitions, please see Annex B of Moody’s Methodology titled Variable Rate Instruments Supported by
Conditional Liquidity Facilities.

US Municipal Short-Term Versus Long-Term Ratings
NOTES	LONG-TERM RATING	DEMAND OBLIGATIONS WITH CONDITIONAL LIQUIDITY SUPPORT
MIG 1	Aaa Aa1 Aa2 Aa3 A1 A2	VMIG 1
MIG 2	A3	VMIG 2
MIG 3	Baa1 Baa2 Baa3	VMIG 3* SG
SG	Ba1, Ba2, Ba3 B1, B2, B3 Caa1, Caa2, Caa3 Ca, C
*
For SBPA-backed VRDBs, the rating transitions are higher to allow for distance to downgrade to below investment grade due to the presence of automatic termination events in the SBPAs.
S&P
Global Ratings
’
Municipal Short
-
Term Note Ratings
Municipal Short-Term Note Ratings
An S&P Global Ratings municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:
•
Amortization schedule – the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•
Source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1:

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+)
designation.
SP-2:

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3:

Speculative capacity to pay principal and interest.
D:

'D' is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Fitch Public Finance Ratings
See FITCH SHORT-TERM ISSUER OR OBLIGATIONS RATINGS above.

Appendix

B

–
Proxy Voting Policies and Procedures

The
Trust Procedures
and the
proxy voting
procedures of the Advisor and the

subadvisors are set forth in Appendix

B
.
C-1

5E: Proxy Voting Policies and Procedures for the Adviser

General Compliance Policies for Trust & Adviser

Section 5: Fiduciary Standards & Affiliated Persons Issues

Applies to	Adviser
Risk Theme	Proxy Voting
Policy Owner	Jim Interrante
Effective Date	12-1-2019

5E. Advisers Proxy Voting Policy

Overview

The SEC adopted Rule 206(4)-6 under the Advisers Act, which requires investment advisers with voting authority to adopt and implement written policies and procedures that are reasonably designed to ensure that the investment adviser votes client securities in the best interest of clients. The procedures must include how the investment adviser addresses material conflicts that may arise between the interests of the investment adviser and those of its clients. The Advisers are registered investment advisers under the Advisers Act and serve as the investment advisers to the Funds. The Advisers generally retain one or more sub-advisers to manage the assets of the Funds, including voting proxies with respect to a Fund’s portfolio securities. From time to time, however, the Advisers may elect to manage directly the assets of a Fund, including voting proxies with respect to such Fund’s portfolio securities, or a Fund’s Board may otherwise delegate to the Advisers authority to vote such proxies. Rule 206(4)-6 under the Advisers Act requires that a registered investment adviser adopt and implement written policies and procedures reasonably designed to ensure that it votes proxies with respect to a client’s securities in the best interest of the client.

Firms are required by Advisers Act Rule 204-2(c)(2) to maintain records of their voting policies and procedures, a copy of each proxy statement that the investment adviser receives regarding client securities, a record of each vote cast by the investment adviser on behalf of a client, a copy of any document created by the investment adviser that was material to making a decision how to vote proxies on behalf of a client, and a copy of each written client request for information on how the adviser voted proxies on behalf of the client, as well as a copy of any written response by the investment adviser to any written or oral client request for information on how the adviser voted that client’s proxies.

Investment companies must disclose information about the policies and procedures used to vote proxies on the investment company’s portfolio securities and must file the fund’s proxy voting record with the SEC annually on Form N-PX.

Pursuant thereto, the Advisers have adopted and implemented these proxy voting policies and procedures (the “Proxy Procedures”).

Policy

It is the Advisers’ policy to comply with Rule 206(4)-6 and Rule 204-2(c)(2) under the Advisers Act as described above. In general, the Advisers delegate proxy voting decisions to the sub-advisers managing the funds. If an instance occurs where a conflict of interest arises between the shareholders and a particular sub-adviser, however, the Adviser retains the right to influence and/or direct the conflicting proxy voting decisions.

Regulatory Requirement

Rule 206(4)-6 under the Advisers Act

Reporting

Form N-PX

Advisers will provide the Board with notice and a copy of any amendments or revisions to the Procedures and will report quarterly to the Board all material changes to these Proxy Procedures.

The CCO’s annual written compliance report to the Board will contain a summary of material changes to the Proxy Procedures during the period covered by the report.

If the Advisers or the Designated Person vote any proxies in a manner inconsistent with either these Proxy Procedures or a Fund’s proxy voting policies and procedures, the CCO will provide the Board with a report detailing such exceptions.

Procedure

Fiduciary Duty

The Advisers have a fiduciary duty to vote proxies on behalf of a Fund in the best interest of the Fund and its shareholders.

Voting of Proxies—Advisers

The Advisers will vote proxies with respect to a Fund’s portfolio securities when authorized to do so by the Fund and subject to the Fund’s proxy voting policies and procedures and any further direction or delegation of authority by the Fund’s Board. The decision on how to vote a proxy will be made by the person(s) to whom the Advisers have from time to time delegated such responsibility (the “Designated Person”). The Designated Person may include the Fund’s portfolio manager(s) or a Proxy Voting Committee, as described below.

When voting proxies with respect to a Fund’s portfolio securities, the following standards will apply:

•	The Designated Person will vote based on what it believes is in the best interest of the Fund and its shareholders and in accordance with the Fund’s investment guidelines.

•

Each voting decision will be made independently. To assist with the analysis of voting issues and/or to carry out the actual voting process the Designated Person may enlist the services of (1) reputable professionals (who may include persons employed by or otherwise associated with the Advisers or any of its affiliated persons) or (2) independent proxy evaluation services such as Institutional Shareholder Services. However, the ultimate decision as to how to vote a proxy will remain the responsibility of the Designated Person.

•

The Advisers believe that a good management team of a company will generally act in the best interests of the company. Therefore, the Designated Person will take into consideration as a key factor in voting proxies with respect to securities of a company that are held by the Fund the quality of the company’s management. In general, the Designated Person will vote as recommended by company management except in situations where the Designated Person believes such recommended vote is not in the best interests of the Fund and its shareholders.

•	As a general principle, voting with respect to the same portfolio securities held by more than one Fund should be consistent among those Funds having substantially the same investment mandates.

•

The Advisers will provide the Fund, from time to time in accordance with the Fund’s proxy voting policies and procedures and any applicable laws and regulations, a record of the Advisers’ voting of proxies with respect to the Fund’s portfolio securities.

Material Conflicts of Interest

In carrying out its proxy voting responsibilities, the Advisers will monitor and resolve potential material conflicts (“Material Conflicts”) between the interests of (a) a Fund and (b) the Advisers or any of its affiliated persons. Affiliates of the Advisers include Manulife Financial Corporation and its subsidiaries. Material Conflicts may arise, for example, if a proxy vote relates to matters involving any of these companies or other issuers in which the Advisers or any of their affiliates has a substantial equity or other interest.

5E. Advisers Proxy Voting Policy

If the Advisers or a Designated Person become aware that a proxy voting issue may present a potential Material Conflict, the issue will be referred to the Advisers’ Legal Department and/or the Office of the CCO. If the Legal Department and/or the Office of the CCO, as applicable determines that a potential Material Conflict does exist, a Proxy Voting Committee will be appointed to consider and resolve the issue. The Proxy Voting Committee may make any determination that it considers reasonable and may, if it chooses, request the advice of an independent, third-party proxy service on how to vote the proxy.

Voting Proxies of Underlying Funds of a Fund of Funds

The Advisers or the Designated Person will vote proxies with respect to the shares of a Fund that are held by another Fund that operates as a Fund of Funds”) in the manner provided in the proxy voting policies and procedures of the Fund of Funds (including such policies and procedures relating to material conflicts of interest) or as otherwise directed by the board of trustees or directors of the Fund of Funds.

Proxy Voting Committee(s)

The Advisers will from time to time, and on such temporary or longer-term basis as they deem appropriate, establish one or more Proxy Voting Committees. A Proxy Voting Committee shall include the Advisers’ CCO and may include legal counsel. The terms of reference and the procedures under which a Proxy Voting Committee will operate will be reviewed from time to time by the Legal and Compliance Department. Records of the deliberations and proxy voting recommendations of a Proxy Voting Committee will be maintained in accordance with applicable law, if any, and these Proxy Procedures. Requested shareholder proposals or other Shareholder Advocacy must be submitted for consideration pursuant to the Shareholder Advocacy Policy and Procedures.

Voting of Proxies - SubAdvisers

In the case of proxies voted by a sub-adviser to a Fund pursuant to the Fund’s proxy voting procedures, the Advisers will request the sub-adviser to certify to the Advisers that the sub-adviser has voted the Fund’s proxies as required by the Fund’s proxy voting policies and procedures and that such proxy votes were executed in a manner consistent with these Proxy Procedures and to provide the Advisers with a report detailing any instances where the sub-adviser voted any proxies in a manner inconsistent with the Fund’s proxy voting policies and procedures. The COO of the Advisers will then report to the Board on a quarterly basis regarding the sub-adviser certification and report to the Board any instance where the sub-adviser voted any proxies in a manner inconsistent with the Fund’s proxy voting policies and procedures.

The Fund Administration Department maintains procedures affecting all administration functions for the mutual funds. These procedures detail the disclosure and administration of the Trust’s proxy voting records.

The Trust’s Chief Legal Counsel is responsible for including, in the SAI of each Trust, information about the proxy voting of the Advisers and each sub-adviser.

Reporting to Fund Boards

The CCO of the Advisers will provide the Board with a copy of these Proxy Procedures, accompanied by a certification that represents that the Proxy Procedures have been adopted by the Advisers in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, the Advisers will provide the Board with notice and a copy of any amendments or revisions to the Procedures and will report quarterly to the Board all material changes to these Proxy Procedures.

The CCO’s annual written compliance report to the Board will contain a summary of material changes to the Proxy Procedures during the period covered by the report.

If the Advisers or the Designated Person vote any proxies in a manner inconsistent with either these Proxy Procedures or a Fund’s proxy voting policies and procedures, the CCO will provide the Board with a report detailing such exceptions

Key Contacts

Investment Compliance

Escalation/Reporting Violations

All John Hancock employees are required to report any known or suspected violation of this policy to the CCO of the Funds.

Related Policies and Procedures

N/A

Document Retention Requirements

The Advisers will retain (or arrange for the retention by a third party of) such records relating to proxy voting pursuant to these Proxy Procedures as may be required from time to time by applicable law and regulations, including the following:

1.	These Proxy Procedures and all amendments hereto;

2.	All proxy statements received regarding Fund portfolio securities;

3.	Records of all votes cast on behalf of a Fund;

4.	Records of all Fund requests for proxy voting information;

5.	Any documents prepared by the Designated Person or a Proxy Voting Committee that were material to or memorialized the basis for a voting decision;

6.	All records relating to communications with the Funds regarding Conflicts; and

7.	All minutes of meetings of Proxy Voting Committees.

The Office of the CCO, and/or the Legal Department are responsible for maintaining the documents set forth above as needed and deemed appropriate. Such documents will be maintained in the Office of the CCO, and/or the Legal Department for the period set forth in the Records Retention Schedule.

Version History
Date	Effective Date	Approving Party
1	01-01-2012
2	02-01-2015
3	Sept. 2015
4	05-01-2017
5	12-01-2019

JOHN HANCOCK FUNDS

PROXY VOTING POLICIES AND PROCEDURES

(Updated December 10, 2019)

Overview

Each fund of the Trust or any other registered investment company (or series thereof) (each, a “fund”) is required to disclose its proxy voting policies and procedures in its registration statement and, pursuant to Rule 30b1-4 under the 1940 Act, file annually with the Securities and Exchange Commission and make available to shareholders its actual proxy voting record.

Investment Company Act

An investment company is required to disclose in its SAI either (a) a summary of the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities or (b) a copy of its proxy voting policies.

A fund is also required by Rule 30b1-4 of the Investment Company Act of 1940 to file Form N-PX annually with the SEC, which contains a record of how the fund voted proxies relating to portfolio securities. For each matter relating to a portfolio security considered at any shareholder meeting, Form N-PX is required to include, among other information, the name of the issuer of the security, a brief identification of the matter voted on, whether and how the fund cast its vote, and whether such vote was for or against management. In addition, a fund is required to disclose in its SAI and its annual and semi-annual reports to shareholders that such voting record may be obtained by shareholders, either by calling a toll-free number or through the fund’s website, at the fund’s option.

Advisers Act

Under Advisers Act Rule 206(4)-6, investment advisers are required to adopt proxy voting policies and procedures, and investment companies typically rely on the policies of their advisers or sub-advisers.

Policy

The Majority of the Independent Board of Trustees (the “Board”) of each registered investment company of the Trusts, has adopted these proxy voting policies and procedures (the “Trust Proxy Policy”).

It is the Advisers’ policy to comply with Rule 206(4)-6 of the Advisers Act and Rule 30b1-4 of the 1940 Act as described above. In general, Advisers defer proxy voting decisions to the sub-advisers managing the Funds. It is the policy of the Trusts to delegate the responsibility for voting proxies relating to portfolio securities held by a Fund to the Fund’s respective Adviser or, if the Fund’s Adviser has delegated portfolio management responsibilities to one or more investment sub-adviser(s), to the fund’s sub-adviser(s), subject to the Board’s continued oversight. The sub-adviser for each Fund shall vote all proxies relating to securities held by each Fund and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by each sub-adviser in conformance with Rule 206(4)-6 under the Advisers Act.

If an instance occurs where a conflict of interest arises between the shareholders and the designated sub-adviser, however, Advisers retain the right to influence and/or direct the conflicting proxy voting decisions in the best interest of shareholders.

Delegation of Proxy Voting Responsibilities

It is the policy of the Trust to delegate the responsibility for voting proxies relating to portfolio securities held by a fund to the fund’s investment adviser (“adviser”) or, if the fund’s adviser has delegated portfolio management responsibilities to one or more investment sub-adviser(s), to the fund’s sub-adviser(s), subject to the Board’s continued oversight. The sub-adviser for each fund shall vote all proxies relating to securities held by each fund and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by each sub-adviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

Except as noted below under Material Conflicts of Interest, the Trust Proxy Policy with respect to a Fund shall incorporate that adopted by the Fund’s sub-adviser with respect to voting proxies held by its clients (the “Sub-adviser Proxy Policy”). Each Sub-adviser Policy, as it may be amended from time to time, is hereby incorporated by reference into the Trust Proxy Policy. Each sub-adviser to a Fund is directed to comply with these policies and procedures in voting proxies relating to portfolio securities held by a fund, subject to oversight by the Fund’s adviser and by the Board. Each Adviser to a Fund retains the responsibility, and is directed, to oversee each sub- adviser’s compliance with these policies and procedures, and to adopt and implement such additional policies and procedures as it deems necessary or appropriate to discharge its oversight responsibility. Additionally, the Trust’s Chief Compliance Officer (“CCO”) shall conduct such monitoring and supervisory activities as the CCO or the Board deems necessary or appropriate in order to appropriately discharge the CCO’s role in overseeing the sub-advisers’ compliance with these policies and procedures.

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

Voting Proxies of Underlying Funds of a Fund of Funds

A. Where the Fund of Funds is not the Sole Shareholder of the Underlying Fund

With respect to voting proxies relating to the shares of an underlying fund (an “Underlying Fund”) held by a Fund of the Trust operating as a fund of funds (a “Fund of Funds”) in reliance on Section 12(d)(1)(G) of the 1940 Act where the Underlying Fund has shareholders other than the Fund of Funds which are not other Fund of Funds, the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of all other holders of such Underlying Fund shares.

B. Where the Fund of Funds is the Sole Shareholder of the Underlying Fund

In the event that one or more Funds of Funds are the sole shareholders of an Underlying Fund, the Adviser to the Fund of Funds or the Trusts will vote proxies relating to the shares of the Underlying Fund as set forth below unless the Board elects to have the Fund of Funds seek voting instructions from the shareholders of the Funds of Funds in which case the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders.

1. Where Both the Underlying Fund and the Fund of Funds are Voting on Substantially Identical Proposals

In the event that the Underlying Fund and the Fund of Funds are voting on substantially identical proposals (the “Substantially Identical Proposal”), then the Adviser or the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of the shareholders of the Fund of Funds on the Substantially Identical Proposal.

2. Where the Underlying Fund is Voting on a Proposal that is Not Being Voted on by the Fund of Funds

(a) Where there is No Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal

In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is no material conflict of interest between the interests of the shareholders of the Underlying Fund and the Adviser relating to the Proposal, then the Adviser will vote proxies relating to the shares of the Underlying Fund pursuant to its Proxy Voting Procedures.

(b) Where there is a Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal

In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is a material conflict of interest between the interests of the shareholders of the Underlying Fund and the Adviser relating to the Proposal, then the Fund of Funds will seek voting instructions from the shareholders of the Fund of Funds on the proposal and will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders. A material conflict is generally defined as a proposal involving a matter in which the Adviser or one of its affiliates has a material economic interest.

Material Conflicts of Interest

If (1) a sub-adviser to a Fund becomes aware that a vote presents a material conflict between the interests of (a) shareholders of the Fund; and (b) the Fund’s Adviser, sub-adviser, principal underwriter, or any of their affiliated persons, and (2) the sub-adviser does not propose to vote on the particular issue in the manner prescribed by its Sub-adviser Proxy Policy or the material conflict of interest procedures set forth in its Sub-adviser Proxy Policy are otherwise triggered, then the sub-adviser will follow the material conflict of interest procedures set forth in its Sub-adviser Proxy Policy when voting such proxies.

If a Sub-adviser Proxy Policy provides that in the case of a material conflict of interest between Fund shareholders and another party, the sub-adviser will ask the Board to provide voting instructions, the sub-adviser shall vote the proxies, in its discretion, as recommended by an independent third party, in the manner prescribed by its Sub-adviser Proxy Policy or abstain from voting the proxies.

Proxy Voting Committee(s)

The Advisers will from time to time, and on such temporary or longer-term basis as they deem appropriate, establish one or more Proxy Voting Committees. A Proxy Voting Committee shall include the Advisers’ CCO and may include legal counsel. The terms of reference and the procedures under which a Proxy Voting Committee will operate will be reviewed from time to time by the Legal and Compliance Department. Records of the deliberations and proxy voting recommendations of a Proxy Voting Committee will be maintained in accordance with applicable law, if any, and these Proxy Procedures. Requested shareholder proposals or other Shareholder Advocacy in the name of a Fund must be submitted for consideration pursuant to the Shareholder Advocacy Policy and Procedures.

Securities Lending Program

Certain of the Funds participate in a securities lending program with the Trusts through an agent lender. When a Fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. Where a sub-adviser determines, however, that a proxy vote (or other shareholder action) is materially important to the client’s account, the sub-adviser should request that the agent recall the security prior to the record date to allow the sub-adviser to vote the securities.

Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)

The Trust shall include in its SAI a summary of the Trust Proxy Policy and of the Sub-adviser Proxy Policy included therein. (In lieu of including a summary of these policies and procedures, the Trust may include each full Trust Proxy Policy and Sub-adviser Proxy Policy in the SAI.)

Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports

The Trusts shall disclose in annual and semi-annual shareholder reports that a description of the Trust Proxy Policy, including the Sub- adviser Proxy Policy, and the Trusts’ proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trusts will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery. The Fund Administration Department is responsible for preparing appropriate disclosure regarding proxy voting for inclusion in shareholder reports and distributing reports. The Legal Department supporting the Trusts is responsible for reviewing such disclosure once it is prepared by the Fund Administration Department.

Filing of Proxy Voting Record on Form N-PX

The Trusts will annually file their complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year. The Fund Administration department, supported by the Legal Department supporting the Trusts, is responsible for the annual filing.

Regulatory Requirement

Rule 206(4)-6 of the Advisers Act and Rule 30b1-4 of the 1940 Act

Reporting

Disclosures in SAI: The Trusts shall disclose in annual and semi-annual shareholder reports that a description of the Trust Proxy Policy, including the Sub-adviser Proxy Policy, and the Trusts’ proxy voting record for the most recent 12 months ended June 30.

Form N-PX: The proxy voting service will file Form N-PX for each twelve-month period ending on June 30. The filing must be submitted to the SEC on or before August 31 of each year.

Procedure

Review of Sub-advisers’ Proxy Voting The Trusts have delegated proxy voting authority with respect to Fund portfolio securities in accordance with the Trust Policy, as set forth above.

Consistent with this delegation, each sub-adviser is responsible for the following:

1. Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the sub-adviser votes portfolio securities in the best interest of shareholders of the Trusts.

2. Providing the Advisers with a copy and description of the Sub-adviser Proxy Policy prior to being approved by the Board as a sub-adviser, accompanied by a certification that represents that the Sub-adviser Proxy Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the Advisers with notice of any amendment or revision to that Sub-adviser Proxy Policy or with a description thereof. The Advisers are required to report all material changes to a Sub-adviser Proxy Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to each Sub-adviser Proxy Policy during the period covered by the report.

3. Providing the Adviser with a quarterly certification indicating that the sub-adviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Sub-adviser Proxy Policy. If the sub-adviser voted any proxies in a manner inconsistent with the Sub-adviser Proxy Policy, the sub-adviser will provide the Adviser with a report detailing the exceptions.

Adviser Responsibilities The Trusts have retained a proxy voting service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.

The Advisers, in accordance with their general oversight responsibilities, will periodically review the voting records maintained by the proxy voting service in accordance with the following procedures:

1. Receive a file with the proxy voting information directly from each sub-adviser on a quarterly basis.

2. Select a sample of proxy votes from the files submitted by the sub-advisers and compare them against the proxy voting service files for accuracy of the votes.

3. Deliver instructions to shareholders on how to access proxy voting information via the Trust’s semi-annual and annual shareholder reports.

The Fund Administration Department, in conjunction with the Legal Department supporting the Trusts, is responsible for the foregoing procedures.

Proxy Voting Service Responsibilities Proxy voting services retained by the Trusts are required to undertake the following procedures:

•	Aggregation of Votes:

The proxy voting service’s proxy disclosure system will collect fund-specific and/or account-level voting records, including votes cast by multiple sub- advisers or third-party voting services.

•	Reporting:

The proxy voting service’s proxy disclosure system will provide the following reporting features:

1. multiple report export options;

2. report customization by fund-account, portfolio manager, security, etc.; and

3. account details available for vote auditing.

•	Form N-PX Preparation and Filing:

The Advisers will be responsible for oversight and completion of the filing of the Trusts’ reports on Form N-PX with the SEC. The proxy voting service will prepare the EDGAR version of Form N-PX and will submit it to the adviser for review and approval prior to filing with the SEC. The proxy voting service will file Form N-PX for each twelve-month period ending on June 30. The filing must be submitted to the SEC on or before August 31 of each year. The Fund Administration Department, in conjunction with the Legal Department supporting the Trusts, is responsible for the foregoing procedures.

The Fund Administration Department in conjunction with the CCO oversees compliance with this policy.

The Fund Administration Department maintains operating procedures affecting the administration and disclosure of the Trusts’ proxy voting records.

The Trusts’ Chief Legal Counsel is responsible for including in the Trusts’ SAI information regarding the Advisers’ and each sub-advisers proxy voting policies as required by applicable rules and form requirements.

Key Contacts

Investment Compliance

Escalation/Reporting Violations

All John Hancock employees are required to report any known or suspected violation of this policy to the CCO of the Funds.

Related Policies and Procedures

7B Registration Statements and Prospectuses

Document Retention Requirements

The Fund Administration Department and The CCO’s Office is responsible for maintaining all documentation created in connection with this policy. Documents will be maintained for the period set forth in the Records Retention Schedule. See Compliance Policy: Books and Records.

Manulife Investment Management global proxy voting policy and procedures

Global Proxy Voting Policy and Procedures

Applicable Business Unit: Manulife Investment Management Public Markets

Applicable Legal Entity(ies): Refer to Appendix A

Committee Approval: Manulife IM Public Markets Operating Committee

Business Owner: Manulife IM Public Markets

Policy Sponsor: Chief Compliance Officer, Manulife IM Public Markets

Policy Last Updated/Reviewed: April 2021

Policy Next Review Date: April 2024

Policy Original Issue Date: February 2011

Review Cycle: Three (3) years

Company policy documents are for internal use only and may not be shared outside the Company, in whole or part, without prior approval from the Global Chief Compliance Officer (or local Chief Compliance Officer if policy is only entity-applicable) who will consult, as appropriate with, the Policy Sponsor and legal counsel when deciding whether to approve and the conditions attached to any approval.

Manulife Investment Management global proxy voting policy and procedures

Executive summary

Each investment team at Manulife Investment Management (Manulife IM)1 is responsible for investing in line with its investment philosophy and clients’ objectives. Manulife IM’s approach to proxy voting aligns with its organizational structure and encourages best practices in governance and management of environmental and social risks and opportunities. Manulife IM has adopted and implemented proxy voting policies and procedures to ensure that proxies are voted in the best interests of its clients for whom it has proxy voting authority.

This global proxy voting policy and procedures (policy) applies to each of the Manulife IM advisory affiliates listed in Appendix A. In seeking to adhere to local regulatory requirements of the jurisdiction in which an advisory affiliate operates, additional procedures specific to that affiliate may be implemented to ensure compliance, where applicable. The policy is not intended to cover every possible situation that may arise in the course of business, but rather to act as a decision-making guide. It is therefore subject to change and interpretation from time to time as facts and circumstances dictate.

Statement of policy

•

The right to vote is a basic component of share ownership and is an important control mechanism to ensure that a company is managed in the best interests of its shareholders. Where clients delegate proxy voting authority to Manulife IM, Manulife IM has a fiduciary duty to exercise voting rights responsibly.

•

Where Manulife IM is granted and accepts responsibility for voting proxies for client accounts, it will seek to ensure proxies are received and voted in the best interests of the client with a view to maximize the economic value of their equity securities unless it determines that it is in the best interests of the client to refrain from voting a given proxy.

•

If there is any potential material proxy-related conflict of interest between Manulife IM and its clients, identification and resolution processes are in place to provide for determination in the best interests of the client.

•	Manulife IM will disclose information about its proxy voting policies and procedures to its clients.

•	Manulife IM will maintain certain records relating to proxy voting.

[1]

Manulife Investment Management is the unified global brand for Manulife’s global wealth and asset management business, which serves individual investors and institutional clients in three businesses: retirement, retail, and institutional asset management (Public markets and private markets).

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Philosophy on sustainable investing

Manulife IM’s commitment to sustainable investment 2 is focused on protecting and enhancing the value of our clients’ investments and, as active owners in the companies in which we invest, we believe that voting at shareholder meetings can contribute to the long-term sustainability of our investee companies. Manulife IM will seek to exercise the rights and responsibilities associated with equity ownership, on behalf of its clients, with a focus on maximizing long-term shareholder returns, as well as enhancing and improving the operating strength of the companies to create sustainable value for shareholders.

Manulife IM invests in a wide range of securities across the globe, ranging from large multinationals to smaller early-stage companies, and from well-developed markets to emerging and frontier markets. Expectations of those companies vary by market to reflect local standards, regulations, and laws. Manulife IM believes, however, that successful companies across regions are generally better positioned over the long term if they have:

•	Robust oversight, including a strong and effective board with independent and objective leaders working on behalf of shareholders;

•

Mechanisms to mitigate risk such as effective internal controls, board expertise covering a firm’s unique risk profile, and routine use of key performance indicators to measure and assess long-term risks;

•	A management team aligned with shareholders through remuneration structures that incentivize long- term performance through the judicious and sustainable stewardship of company resources;

•	Transparent and thorough reporting of the components of the business that are most significant to shareholders and stakeholders with focus on the firm’s long-term success; and

•	Management focused on all forms of capital, including environmental, social, and human capital.

The Manulife Investment Management voting principles (voting principles) outlined in Appendix B provide guidance for our voting decisions. An active decision to invest in a firm reflects a positive conviction in the investee company and we generally expect to be supportive of management for that reason. Manulife IM may seek to challenge management’s recommendations, however, if they contravene these voting principles or Manulife IM otherwise determines that doing so is in the best interest of its clients.

[2]	Further information on Sustainable Investing at Manulife IM can be found at manulifeim.com/institutional.

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Manulife Investment Management global proxy voting policy and procedures

Manulife IM also regularly engages with boards and management on environmental, social, or corporate governance issues consistent with the principles stipulated in our sustainable investing statement and our ESG engagement policy. Manulife IM may, through these engagements, request certain changes of the portfolio company to mitigate risks or maximize opportunities. In the context of preparing for a shareholder meeting, Manulife IM will review progress on requested changes for those companies engaged. In an instance where Manulife IM determines that the issuer has not made sufficient improvements on an issue, then we may take voting action to demonstrate our concerns.

In rare circumstances, Manulife IM may consider filing, or co-filing, a shareholder resolution at an investee company. This may occur where our team has engaged with management regarding a material sustainability risk or opportunity, and where we determine that the company has not made satisfactory progress on the matter within a reasonable time period. Any such decision will be in the sole discretion of Manulife IM and acted on where we believe filing, or co-filing, a proposal is in the best interests of our clients.

Manulife IM may also divest of holdings in a company where portfolio managers are dissatisfied with company financial performance, strategic direction, and/or management of material sustainability risks or opportunities.

Procedures

Receipt of ballots and proxy materials

Proxies received are reconciled against the client’s holdings, and the custodian bank will be notified if proxies have not been forwarded to the proxy service provider when due.

Voting proxies

Manulife IM has adopted the voting principles contained in Appendix B of this policy.

Manulife IM has deployed the services of a proxy voting services provider to ensure the timely casting of votes, and to provide relevant and timely proxy voting research to inform our voting decisions. Through this process, the proxy voting services provider populates initial recommended voting decisions that are aligned with the Manulife IM voting principles outlined in Appendix B. These voting recommendations are then submitted, processed, and ultimately tabulated. Manulife IM retains the authority and operational functionality to submit different voting instructions after these initial recommendations from the proxy voting services provider have been submitted, based on Manulife IM’s assessment of each situation. As Manulife IM reviews voting recommendations and decisions, as articulated below, Manulife IM will often change voting instructions based on those reviews. Manulife IM periodically reviews the detailed policies created by the proxy voting service provider to ensure consistency with our voting principles, to the extent this is possible.

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Manulife Investment Management global proxy voting policy and procedures

Manulife IM also has procedures in place to review additional materials submitted by issuers often in response to voting recommendations made by proxy voting service providers. Manulife IM will review additional materials related to proxy voting decisions in those situations where Manulife IM becomes aware of those additional materials, is considering voting contrary to management, and where Manulife IM owns 2% or more of the subject issuer as aggregated across the funds.

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Manulife Investment Management global proxy voting policy and procedures

Portfolio managers actively review voting options and make voting decisions for their holdings. Where Manulife IM holds a significant ownership position in an issuer, the rationale for a portfolio manager’s voting decision is specifically recorded, including whether the vote cast aligns with the recommendations of the proxy voting services provider or has been voted differently. A significant ownership position in an investment is defined as those cases where Manulife IM holds at least 2% of a company’s issued share capital in aggregate across all Manulife IM client accounts.

The Manulife IM ESG research and integration team (ESG team) is an important resource for portfolio management teams on proxy matters. This team provides advice on specific proxy votes for individual issuers if needed. ESG team advice is supplemental to the research and recommendations provided by our proxy voting services provider. In particular, ESG analysts actively review voting resolutions for companies in which:

•	Manulife IM’s aggregated holdings across all client accounts represent 2% or greater of issued capital;

•

A meeting agenda includes shareholder resolutions related to environmental and social risk management issues, or where the subject of a shareholder resolution is deemed to be material to our investment decision; or

Manulife IM may also review voting resolutions for issuers where an investment team engaged with the firm within the previous two years to seek a change in behavior.

After review, the ESG team may provide research and advice to investment staff in line with the voting principles.

Manulife IM also has an internal proxy voting working group (working group) comprising senior managers from across Manulife IM including the equity investment team, legal, compliance, and the ESG team. The working Group operates under the auspices of the Manulife IM Public Markets Sustainable Investing Committee. The Working group regularly meets to review and discuss voting decisions on shareholder proposals or instances where a portfolio manager recommends a vote different than the recommendation of the proxy voting services provider.

Manulife IM clients retain the authority and may choose to lend shareholdings. Manulife IM, however, generally retains the ability to restrict shares from being lent and to recall shares on loan in order to preserve proxy voting rights. Manulife IM is focused in particular on preserving voting rights for issuers where funds hold 2% or more of an issuer as aggregated across funds. Manulife IM has a process in place to systematically restrict and recall shares on a best efforts basis for those issuers where we own an aggregate of 2% or more.

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Manulife Investment Management global proxy voting policy and procedures

Manulife IM may refrain from voting a proxy where we have agreed with a client in advance to limit the situations in which we will execute votes. Manulife IM may also refrain from voting due to logistical considerations that may have a detrimental effect on our ability to vote. These issues may include, but are not limited to:

•	Costs associated with voting the proxy exceed the expected benefits to clients;

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Manulife Investment Management global proxy voting policy and procedures

•	Underlying securities have been lent out pursuant to a client’s securities lending program and have not been subject to recall;

•	Short notice of a shareholder meeting;

•	Requirements to vote proxies in person;

•	Restrictions on a nonnational’s ability to exercise votes, determined by local market regulation;

•	Restrictions on the sale of securities in proximity to the shareholder meeting (i.e., share blocking);

•	Requirements to disclose commercially sensitive information that may be made public (i.e., reregistration);

•	Requirements to provide local agents with power of attorney to facilitate the voting instructions (such proxies are voted on a best-efforts basis); or

•	The inability of a client’s custodian to forward and process proxies electronically.

If a Manulife IM portfolio manager believes it is in the best interest of a client to vote proxies in a manner inconsistent with the policy, the portfolio manager will submit new voting instructions to a member of the ESG team with rationale for the new instructions. The ESG team will then support the portfolio manager in developing voting decision rationale that aligns with this policy and the voting principles. The ESG team will then submit the vote change to the working group. The working group will review the change and ensure that the rationale is sound, and the decision will promote the long-term success of the issuer.

On occasion, there may be proxy votes that are not within the research and recommendation coverage universe of the proxy voting service provider. Portfolio managers responsible for the proxy votes will provide voting recommendations to the ESG team, and those items may be escalated to the working group for review to ensure that the voting decision rationale is sound, and the decision will promote the long-term success of the issuer. the Manulife IM proxy operations team will be notified of the voting decisions and execute the votes accordingly.

Manulife IM does not engage in the practice of “empty voting” (a term embracing a variety of factual circumstances that result in a partial, or total, separation of the right to vote at a shareholders meeting from beneficial ownership of the shares on the meeting date). Manulife IM prohibits investment managers from creating large hedge positions solely to gain the vote while avoiding economic exposure to the market. Manulife IM will not knowingly vote borrowed shares (for example, shares borrowed for short sales and hedging transactions).

Engagement of the proxy voting service provider

Manulife IM has contracted with a third-party proxy service provider to assist with the proxy voting process. Except in instances where a client retains voting authority, Manulife IM will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to the proxy service provider.

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Manulife Investment Management global proxy voting policy and procedures

Manulife IM has engaged its proxy voting service provider to:

•	Research and make voting recommendations;

•	Ensure proxies are voted and submitted in a timely manner;

•	Provide alerts when issuers file additional materials related to proxy voting matters;

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Manulife Investment Management global proxy voting policy and procedures

•	Perform other administrative functions of proxy voting;

•	Maintain records of proxy statements and provide copies of such proxy statements promptly upon request;

•	Maintain records of votes cast; and

•	Provide recommendations with respect to proxy voting matters in general.

Scope of proxy voting authority

Manulife IM and our clients shape the proxy voting relationship by agreement provided there is full and fair disclosure and informed consent. Manulife IM may agree with clients to other proxy voting arrangements in which Manulife IM does not assume proxy voting responsibility or will only vote in limited circumstances.3

While the application of our fiduciary duty in the context of proxy voting will vary with the scope of the voting authority we assume, we acknowledge the relationship in all cases remains that of a fiduciary to the client. Beyond the general discretion retained by Manulife IM to withhold from voting as outlined above, Manulife IM may enter a specific agreement with a client not to exercise voting authority on certain matters where the cost of voting would be high or the benefit to the client would be low.

Disclosure of proxy votes

Manulife IM may inform company management of our voting intentions ahead of casting the vote. This is in line with Manulife IM’s objective to provide the opportunity for companies to better understand our investment process, policies, and objectives.

We will not intentionally disclose to anyone else, including other investors, our voting intention prior to casting the vote.

Manulife IM keeps records of proxy voting available for inspection by clients, regulatory authorities, or government agencies.

[3]

We acknowledge SEC guidance on this issue from August 2019, which lists several nonexhaustive examples of possible voting arrangements between the client and investment advisor, including (i) an agreement with the client to exercise voting authority pursuant to specific parameters designed to serve the client’s best interest; (ii) an agreement with the client to vote in favor of all proposals made by particular shareholder proponents; or (iii) an agreement with the client to vote in accordance with the voting recommendations of management of the issuer. All such arrangements could be subject to conditions depending on instruction from the client.

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Manulife Investment Management global proxy voting policy and procedures

Manulife IM quarterly discloses voting records aggregated across funds. 4

Conflicts of interest

Manulife IM has an established infrastructure designed to identify conflicts of interest throughout all aspects of the business. Proxy voting proposals may raise conflicts between the interests of Manulife IM’s clients and the interests of Manulife IM, its affiliates, or employees. Apparent conflicts are reviewed by the working group to determine whether there is a conflict of interest and, if so, whether the conflict is material. Manulife IM shall consider any of the following circumstances a potential material conflict of interest:

[4]	Manulife IM aggregated voting records are available through this site manulifeim.com/institutional/us/en/sustainability

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Manulife Investment Management global proxy voting policy and procedures

•	Manulife IM has a business relationship or potential relationship with the issuer;

•	Manulife IM has a business relationship with the proponent of the proxy proposal; or

•	Manulife IM members, employees, or consultants have a personal or other business relationship with managers of the business such as top-level executives, corporate directors, or director candidates.

In addressing any such potential material conflict, Manulife IM will seek to ensure proxy votes are cast in the advisory client’s best interests and are not affected by Manulife IM’s potential conflict. In the event a potential material conflict of interest exists, the working group or its designee will either (i) review the proxy voting decisions to ensure robust rationale, that the voting decision will protect or enhance shareholder value over the long term, and is in line with the best interest of the client; (ii) vote such proxy according to the specific recommendation of the proxy voting services provider; (iii) abstain; or (iv) request the client vote such proxy. The basis for the voting decision, including the process for the determination of the decision that is in the best interests of the client, is recorded.

Voting shares of Manulife Financial Corporation

Manulife Financial Corporation (MFC) is the publicly listed parent company of Manulife IM. Generally, legislation restricts the ability of a public company (and its subsidiaries) to hold shares in itself within its own accounts. Accordingly, the MFC share investment policy outlines the limited circumstances in which MFC or its subsidiaries may, or may not, invest or hold shares in MFC on behalf of MFC or its subsidiaries. 5

The MFC share investment policy does not apply to investments made on behalf of unaffiliated third parties, which remain assets of the client. 6 Such investing may be restricted, however, by specific client guidelines, other Manulife policies, or other applicable laws.

Where Manulife IM is charged with voting MFC shares, we will execute votes in proportion with all other shareholders (i.e., proportional or echo vote). This is intended to neutralize the effect of our vote on the meeting outcome.

Policy responsibility and oversight

The working group oversees and monitors the policy and Manulife IM’s proxy voting function. The working group is responsible for reviewing regular reports, potential conflicts of interest, vote changes, and nonroutine proxy voting items. The working group also oversees the third-party proxy voting service provider. The working group will meet at least monthly and report to the Manulife IM public markets sustainable investing committee and, where requested, the Manulife IM operating committee.

[5]	This includes general funds, affiliated segregated funds or separate accounts, and affiliated mutual / pooled funds.
[6]	This includes assets managed or advised for unaffiliated third parties, such as unaffiliated mutual/pooled funds and unaffiliated institutional advisory portfolios.

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Manulife Investment Management global proxy voting policy and procedures

Manulife IM’s proxy operations team is responsible for the daily administration of the proxy voting process for all Manulife IM operations that have contracted with a third-party proxy voting services provider. Significant proxy voting issues identified by Manulife IM’s proxy operations team are escalated to the chief compliance officer or its designee, and the working group.

The working group is responsible for the proper oversight of any service providers hired by Manulife IM to assist it in the proxy voting process. This oversight includes:

Annual due diligence: Manulife IM conducts an annual due diligence review of the proxy voting research service provider. This oversight includes an evaluation of the service provider’s industry reputation, points of risk, compliance with laws and regulations, and technology infrastructure. Manulife IM also reviews the provider’s capabilities to meet Manulife IM’s requirements, including reporting competencies; the adequacy and quality of the proxy advisory firm’s staffing and personnel; the quality and accuracy of sources of data and information; the strength of policies and procedures that enable it to make proxy voting recommendations based on current and accurate information; and the strength of policies and procedures to address conflicts of interest of the service provider related to its voting recommendations.

Regular Updates: Manulife also requests that the proxy voting research service provider deliver updates regarding any business changes that alter that firm’s ability to provide independent proxy voting advice and services aligned with our policies.

Additional oversight in process: Manulife IM has additional control mechanisms built into the proxy voting process to act as checks on the service provider and ensure that decisions are made in the best interest of our clients. These mechanisms include:

•

Sampling prepopulated votes: Where we use a third-party research provider for either voting recommendations or voting execution (or both), we may assess prepopulated votes shown on the vendor’s electronic voting platform before such votes are cast to ensure alignment with the voting principles.

•

Decision scrutiny from the working group: Where our voting policies and procedures do not address how to vote on a particular matter, or where the matter is highly contested or controversial (e.g., major acquisitions involving takeovers or contested director elections where a shareholder has proposed its own slate of directors), review by the working group may be necessary or appropriate to ensure votes cast on behalf of its client are cast in the client’s best interest.

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Manulife Investment Management global proxy voting policy and procedures

Recordkeeping and reporting

Manulife IM provides clients with a copy of the voting policy on request and it is also available on our website at manulifeim.com/institutional. Manulife IM describes its proxy voting procedures to its clients in the relevant or required disclosure document and discloses to its clients the process to obtain information on how Manulife IM voted that client’s proxies.

Manulife IM keeps records of proxy voting activities and those records include proxy voting policies and procedures, records of votes cast on behalf of clients, records of client requests for proxy voting information; and any documents generated in making a vote decision. These documents are available for inspection by clients, regulatory authorities, or government agencies.

Manulife IM discloses voting records on its website and those records are updated on a quarterly basis. The voting records generally reflect the voting decisions made for retail, institutional and other client funds in the aggregate.

Policy amendments and exceptions

This policy is subject to periodic review by the proxy voting working group. The working group may suggest amendments to this policy and any such amendments must be approved by the Manulife IM public markets sustainable investing committee and the Manulife IM operating committee.

Any deviation from this policy will only be permitted with the prior approval of the chief investment officer or chief administrative officer (or their designee), with the counsel of the chief compliance officer/general counsel.

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Manulife Investment Management global proxy voting policy and procedures

Appendix A. Manulife IM advisory affiliates in scope of policy and investment management business only.

Manulife Investment Management Limited

Manulife Investment Management (North America) Limited

Manulife Investment Management (Hong Kong) Limited

PT Manulife Aset Manajemen Indonesia*

Manulife Investment Management (Japan) Limited Manulife

Investment Management (Malaysia) Bhd. Manulife Investment

Management and Trust Corporation

Manulife Investment Management (Singapore) Pte. Ltd.

Manulife IM (Switzerland) LLC

Manulife Investment Management (Taiwan) Co., Ltd.*

Manulife Investment Management (Europe) Limited

Manulife Investment Management (US) LLC

Manulife Investment Fund Management (Vietnam) Company Limited*

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Manulife Investment Management global proxy voting policy and procedures

*

By reason of certain local regulations and laws with respect to voting, for example, manual/physical voting processes or the absence of a third-party proxy voting service provider for those jurisdictions, Manulife Investment Fund Management (Vietnam) Company Limited, and PT Manulife Aset Manajemen Indonesia do not engage a third-party service provider to assist in their proxy voting processes. Manulife Investment Management (Taiwan) Co., Ltd. Uses the third-party proxy voting service provider to execute votes for non-Taiwanese entities only.

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Manulife Investment Management global proxy voting policy and procedures

Appendix B. Manulife IM voting principles

Manulife IM believes that strong management of all forms of corporate capital, whether financial, social, or environmental will mitigate risks, create opportunities, and drive value over the long term. Manulife IM reviews and considers environmental, social, and corporate governance risks and opportunities in our investment decisions. Once invested, Manulife IM continues our oversight through active ownership, which includes portfolio company engagement and proxy voting of underlying shares. We believe proxy voting is a vital component of this continued oversight as it provides a voice for minority shareholders regarding management actions.

Manulife IM has developed some key principles that generally drive our proxy voting decisions and engagements. We believe these principles preserve value and generally lead to outcomes that drive positive firm performance. These principles dictate our voting on issues ranging from director elections and executive compensation to the preservation of shareholder rights and stewardship of environmental and social capital. Manulife IM also adopts positions on certain sustainability topics and these voting principles should be read in conjunction with those position statements. Currently, we have a climate change statement and an executive compensation statement that also help guide proxy voting decisions on those matters. The facts and circumstances of each issuer are unique, and Manulife IM may deviate from these principles where we believe doing so will preserve or create value over the long term. These principles also do not address the specific content of all proposals voted around the globe, but provide a general lens of value preservation, value creation, risk management, and protection of shareholder rights through which Manulife IM analyzes all voting matters.

I.

Boards and directors: Manulife IM generally use the following principles to review proposals covering director elections and board structure in the belief that they encourage engaged and accountable leadership of a firm.

a.

Board independence: The most effective boards are composed of directors with a diverse skill set that can provide an objective view of the business, oversee management, and make decisions in the best interest of the shareholder body at large. To create and preserve this voice, boards should have a significant number of nonexecutive, independent directors. The actual number of independent directors can vary by market and Manulife IM accounts for these differences when reviewing the independence of the board. Ideally, however, there is an independent majority among directors at a given firm.

b.

Committee independence: Manulife IM also prefers that key board committees are composed of independent directors. Specifically, the audit, nomination, and compensation committees should generally be entirely or majority composed of independent directors.

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Manulife Investment Management global proxy voting policy and procedures

c.

Attendance: A core part of a director’s duties is to remain an engaged and productive participant at board and committee meetings. Directors should, therefore, attend at least 75% of board and committee meetings in the aggregate over the course of a calendar year.

d.

Diversity: In line with the principles expressed in relation to board of independence above, Manulife IM believes boards with strong gender representation are better equipped to manage risks and oversee business resilience over the long term compared to firms with low gender balance. Manulife IM generally expects boards to have at least one woman on the board and encourages companies to aspire to a higher balance of gender representation. Manulife IM also may hold boards in certain markets to a higher standard as market requirements and expectations change. In Canada, Europe, the United Kingdom, and Ireland, for example, we encourage boards to achieve at least one-third female representation. We generally encourage boards to achieve racial and ethnic diversity among their members. We may, in the future, hold nomination committee chairs accountable where the board does not appear to have racial or ethnically diverse members.

e.

Classified/staggered boards: Manulife IM prefers that directors be subject to election and reelection on an annual basis. Annual elections operate to hold directors accountable for their actions in a given year in a timely manner. Shareholders should have the ability to voice concerns through a director vote and to potentially remove problematic directors if necessary. Manulife IM generally opposes the creation of classified or staggered director election cycles designed to extend director terms beyond one year. Manulife IM also generally supports proposals to eliminate these structures.

f.

Overboarding: Manulife IM believes directors should limit their outside board seats in order to ensure that they have the time and attention to provide their director role at a firm in question. Generally, this means directors should not sit on more than five public company boards. The role of CEO requires an individual’s significant time and attention. Directors holding the role of CEO at any public firm, therefore, generally should not sit on more than three public company boards inclusive of the firm at which they hold the CEO role.

g.

Independent chair/CEO: Governance failures can occur where a manager has firm control over a board through the combination of the chair/CEO roles. Manulife IM generally supports the separation of the chair/CEO roles as a means to prevent board capture by management. We may evaluate proposals to separate the chair/CEO roles on a case-by-case basis, for example, however, considering such factors as the establishment of a strong lead independent director role or the temporary need for the combination of the CEO/chair roles to help the firm through a leadership transition.

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Manulife Investment Management global proxy voting policy and procedures

h.

Vote standard: Manulife IM generally supports a vote standard that allows resolutions to pass, or fail, based on a majority voting standard. Manulife IM generally expects companies to adopt a majority vote standard for director elections and supports the elimination of a plurality vote standard except in the case of contested elections.

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Manulife Investment Management global proxy voting policy and procedures

i.

Contested elections: Where there is a proxy contest or a director’s election is otherwise contested, Manulife IM evaluates the proposals on a case-by-case basis. Consideration is given to firm performance, whether there have been significant failures of oversight and whether the proponent for change makes a compelling case that board turnover will drive firm value.

j.

Significant and problematic actions or omissions: Manulife IM believes boards should be held accountable to shareholders in instances where there is a significant failure of oversight that has led to a loss of firm value, transparency failure or otherwise curtailed shareholder rights. Manulife IM generally considers withholding from, or voting against, certain directors in these situations. Some examples of actions that might warrant a vote against directors include, but are not limited to, the following:

Failure of oversight: Manulife IM may take action against directors where there has been a significant negative event leading to a loss of shareholder value and stakeholder confidence. A failure may manifest itself in multiple ways, including adverse auditor opinions, material misstatements, failures of leadership and governance, failure to manage ESG risks, environmental or human rights violations, and poor sustainability reporting.

Adoption of anti-takeover mechanism: Boards should generally review takeover offers independently and objectively in consideration of the potential value created or lost for shareholders. Manulife IM generally holds boards accountable when they create or prolong certain mechanisms, bylaws or article amendments that act to frustrate genuine offers that may lead to value creation for shareholders. These can include poison pills; classes of shares with differential voting rights; classified, or staggered, board structures; and unilateral bylaw amendments and supermajority voting provisions.

Problematic executive compensation practices: Manulife IM encourages companies to adopt best practices for executive compensation in the markets in which they operate. Generally, this means that pay should be aligned with performance. Manulife IM may hold directors accountable where this alignment is not robust. We may also hold boards accountable where they have not adequately responded to shareholder votes against a previous proposal on remuneration or have adopted problematic agreements or practices (e.g., golden parachutes, repricing of options).

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Manulife Investment Management global proxy voting policy and procedures

Bylaw/article adoption and amendments: Shareholders should have the ability to vote on any change to company articles or bylaws that will materially change their rights as shareholders. Any amendments should require only a majority of votes to pass. Manulife IM will generally hold directors accountable where a board has amended or adopted bylaw and/or article provisions that significantly curtail shareholder rights.

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Manulife Investment Management global proxy voting policy and procedures

Engagement responsiveness: Manulife IM regularly engages with issuers to discuss ESG risks and opportunities and may request changes from firms during these discussions. Manulife IM may vote against certain directors where we have engaged with an issuer and requested certain changes, but the firm has not made sufficient progress on those matters.

II.

Environmental and social proposals: Manulife IM expects its portfolio companies to manage material environmental and social issues affecting their businesses, whether risks or opportunities, with a view towards long-term value preservation and creation.[7] Manulife IM expects firms to identify material environmental and social risks and opportunities specific to their businesses, to develop strategies to manage those matters, and to provide meaningful, substantive reporting while demonstrating progress year over year against their management plans. Proposals touching on management of risks and opportunities related to environmental and social issues are often put forth as shareholder proposals but can be proposed by management as well. Manulife IM generally supports shareholder proposals that request greater transparency or adherence to internationally recognized standards and principles regarding material environmental and social risks and opportunities.

a.

The magnitude of the risk/opportunity: Manulife IM evaluates the level of materiality of a certain environmental or social issue identified in a proposal as it pertains to the firm’s ability to generate value over the long term. This review includes deliberation of the effect an issue will have on the financial statements and/or the cost of capital.

b.

The firm’s current management of the risk/opportunity: Manulife IM analyzes a firm’s current approach to an issue to determine whether the firm has robust plans, infrastructure, and reporting to mitigate the risk or embrace the opportunity. Recent controversies, litigation, or penalties related to a given risk are also considered.

c.

The firm’s current disclosure framework: Manulife IM expects firms to disclose enough information for shareholders to assess the company’s management of environmental and social risks and opportunities material to the business. Manulife IM may support proposals calling for enhanced firm disclosure regarding environmental and social issues where additional information would help our evaluation of a company’s exposure, and response, to those factors.

[7]

For more information on issues generally of interest to our firm, please see the Manulife Investment Management engagement policy, the Manulife Investment Management sustainable investing and sustainability risk statement, and the Manulife Investment Management climate change statement.

April 2021 22

Manulife Investment Management global proxy voting policy and procedures

d.

Legislative or regulatory action of a risk/opportunity: When reviewing proposals on environmental or social factors, Manulife IM considers whether a given risk or opportunity is currently addressed by local regulation or law in the markets in which a firm operates and whether those rules are designed to adequately manage an issue. Manulife IM also considers whether a firm should proactively address a matter in anticipation of future legislation or regulation.

April 2021 23

Manulife Investment Management global proxy voting policy and procedures

e.

Cost to, or disruption of, the business: When reviewing environmental and social proposals, Manulife IM assesses the potential cost of the requested action against the benefit provided to the firm and its shareholders. Particular attention is paid to proposals that request actions that are overly prescriptive on management or that request a firm exit markets or operations that are essential to its business.

III.	Shareholder rights: Manulife IM generally supports management or shareholder proposals that protect, or improve, shareholder rights and opposes proposals that remove, or curtail, existing rights.

a.

Shareholder rights plans (poison pills): Manulife IM generally opposes mechanisms intended to frustrate genuine takeover offers. Manulife IM may, however, support shareholder rights plans where the plan has a trigger of 20% ownership or more and will expire in three years or less. In conjunction with these requirements, Manulife IM evaluates the company’s strategic rationale for adopting the poison pill.

b.

Supermajority voting: Shareholders should have the ability to direct change at a firm based on a majority vote. Manulife IM generally opposes the creation, or continuation, of any bylaw, charter, or article provisions that require approval of more than a majority of shareholders for amendment of those documents. Manulife IM may consider supporting such a standard where the supermajority requirement is intended to protect minority shareholders.

c.

Proxy access: Manulife IM believes that shareholders have a right to appoint representatives to the board that best protect their interests. The power to propose nominees without holding a proxy contest is a way to protect that right and is potentially less costly to management and shareholders. Accordingly, Manulife IM generally supports creation of a proxy access right (or similar power at non-U.S. firms) provided there are reasonable thresholds of ownership and a reasonable number of shareholders can aggregate ownership to meet those thresholds.

d.

Written consent: Written consent provides shareholders the power to formally demand board action outside of the context of an annual general meeting. Shareholders can use written consent as a nimble method of holding boards accountable. Manulife IM generally supports the right of written consent so long as that right is reasonably tailored to reflect the will of a majority of shareholders. Manulife IM may not support such a right, however, where there is a holder with a significant, or controlling, stake. Manulife IM evaluates the substance of any written actual consent proposal in line with these principles.

April 2021 24

Manulife Investment Management global proxy voting policy and procedures

e.

Right to call a special meeting: Manulife IM is generally supportive of the shareholder right to call a special meeting. This right allows shareholders to quickly respond to events that can significantly affect firm value. Manulife IM believes that a 10% ownership threshold to call a special meeting reasonably protects this shareholder right while reducing the possibility of undue distraction for management.

IV.

Executive compensation: Manulife IM encourages companies to align executive incentives with shareholder interests when designing executive compensation plans. Companies should provide shareholders with transparent, comprehensive, and substantive disclosure regarding executive compensation that aids shareholder assessment of the alignment between executive pay and firm performance. Companies should also have the flexibility to design remuneration programs that fit a firm’s business model, business sector and industry, and overall corporate strategy. No one template of executive remuneration can fit all companies.

a.

Advisory votes on executive compensation: While acknowledging that there is no singular model for executive compensation, Manulife IM closely scrutinizes companies that have certain concerning practices which may include:

i.

Misalignment between pay and company performance: Pay should generally move in tandem with corporate performance. Firms where CEO pay remains flat, or increases, though corporate performance remains down relative to peers, are particularly concerning.

ii.

One-time grants: A firm’s one-time grant to an executive, outside of the normal salary, bonus, and long-term award structure, may be indicative of an overall failure of the board to design an effective remuneration plan. A company should have a robust justification for making grants outside of the normal remuneration framework.

iii.

Significant quantity of nonperformance-based pay: Executive pay should generally be weighted more heavily toward performance-based remuneration to create the alignment between pay and performance. Companies should provide a robust explanation for any significant awards made that vest solely based on time or are not otherwise tied to performance.

iv.

Lack of rigor in performance targets: Performance targets should challenge managers to improve corporate performance and outperform peers. Targets should, where applicable, generally align with, or even outpace, guidance; incentivize outperformance against a peer group; and otherwise remain challenging.

April 2021 25

Manulife Investment Management global proxy voting policy and procedures

v.

Lack of disclosure: Transparency is essential to shareholder analysis and understanding of executive remuneration at a company. Manulife IM expects firms to clearly disclose all major components of remuneration. This includes disclosure of amounts, performance metrics and targets, vesting terms, and pay outcomes.

vi.

Repricing of options: Resetting the exercise price of outstanding options significantly undermines the incentive nature of the initial option grant. Though a firm may have a strong justification for repricing options, Manulife IM believes that firms should put such decisions to a shareholder vote. Manulife IM may generally oppose an advisory vote on executive compensation where a company has repriced outstanding options for executives without that shareholder approval.

vii.

Adoption of problematic severance agreements (golden parachutes): Manulife IM believes managers should be incentivized to pursue and complete transactions that may benefit shareholders. Severance agreements, if structured appropriately, can provide such inducements. At the same time, however, the significant payment associated with severance agreements could potentially drive managers to pursue transactions at the expense of shareholder value. Manulife IM may generally oppose an executive remuneration proposal where a firm has adopted, or amended, an agreement with an executive that contains an excise tax gross-up provision, permits accelerated vesting of equity upon a change-in-control, allows an executive to unilaterally trigger the severance payment, or pays out in an amount greater than 300% of salary and bonus combined.

V.

Capital structure: Manulife IM believes firms should balance the need to raise capital and encourage investment with the rights and interests of the existing shareholder body. Evaluation of proposals to issue shares, repurchase shares, conduct stock splits, or otherwise restructure capital, is conducted on a case- by-case basis with some specific requests covered here:

a.

Common stock authorization: Requests to increase the pool of shares authorized for issuance are evaluated on a case-by-case basis with consideration given to the size of the current pool, recent use of authorized shares by management, and the company rationale for the proposed increase. Manulife IM also generally supports these increases where the company intends to execute a split of shares or pay a stock dividend.

April 2021 26

Manulife Investment Management global proxy voting policy and procedures

b.

Reverse stock splits: Manulife IM generally supports proposals for a reverse stock split if the company plans to proportionately reduce the number of shares authorized for issue in order to mitigate against the risk of excessive dilution to our holdings. We may also support these proposals in instances where the firm needs to quickly raise capital in order to continue operations.

April 2021 27

Manulife Investment Management global proxy voting policy and procedures

c.

Dual class voting structure: Voting power should align with economic interest at a given firm. Manulife IM generally opposes the creation of new classes of stock with differential voting rights and supports the elimination of these structures.

VI.

Corporate transactions and restructurings: Manulife IM reviews mergers, acquisitions, restructurings, and reincorporations on a case-by-case basis through the lens of whether the transaction will create shareholder value. Considerations include fairness of the terms, valuation of the event, changes to management and leadership, realization of synergies and efficiencies, and whether the rationale for a strategic shift is compelling.

VII.

Cross shareholding: Cross shareholding is a practice where firms purchase equity shares of business partners, customers, or suppliers in support of those relationships. Manulife IM generally discourages this practice as it locks up firm capital that could be allotted to income-generating investments or otherwise returned to shareholders. Manulife IM will review cross shareholding practices at issuers and we encourage issuers to keep cross shareholdings below 20% of net assets.

VIII.

Audit-related issues: Manulife IM believes that an effective auditor will remain independent and objective in its review of company reporting. Firms should be transparent regarding auditor fees and other services provided by an auditor that may create a conflict of interest. Manulife IM uses the below principles to guide voting decisions related to auditors.

a.

Auditor ratification: Manulife IM generally approves the reappointment of the auditor absent evidence that they have either failed in their duties or appear to have a conflict that may not allow independent and objective oversite of a firm.

b.

Auditor rotation: If Manulife IM believes that the independence and objectivity of an auditor may be impaired at a firm, we may support a proposal requesting a rotation of auditor. Reasons to support the rotation of the auditor can include a significant failure in the audit function and excessive tenure of the auditor at the firm.

April 2021 28

John Hancock Financial Opportunities Fund
Part C
Other Information
Item 25. Financial Statements and Exhibits
FINANCIAL STATEMENTS:
Included in Part A: Financial Highlights
Included in Part B: Financial Statements are incorporated in Part B by reference to the Fund’s December 31, 2023 annual shareholder report (audited) on Form N-CSR as filed with the Securities and Exchange Commission (“SEC”) on February 29, 2024 (Accession No 0001683863-24-001033).
EXHIBITS:
(a)
Amended and Restated Agreement and Declaration of Trust dated January 22, 2016 – previously filed as exhibit 99.(2)(A) to the
Funds Shelf Registration Statement on Form N-2 filed with the SEC on June 25, 2021 (Accession No. 0001133228-21-003637).

(1)
Amendment dated December 13, 2018 to the Amended and Restated Agreement and Declaration of Trust dated January 22,
2016 – previously filed as exhibit 99.(2)(A)(1) to the Funds Shelf Registration Statement on Form N-2 filed with the SEC on
June 25, 2021 (Accession No. 0001133228-21-003637).

(b)
Amended and Restated By-laws dated September 27, 2013 (“By-Laws”) – previously filed as exhibit 99. (2)(B) to the Funds Shelf
Registration Statement on Form N-2 filed with the SEC on June 25, 2021 (Accession No. 0001133228-21-003637).

(1)
Amendment dated March 10, 2016 to the Amended and Restated By-Laws dated September 27, 2013 – previously filed as exhibit 99.(2)(B)(1) to the Funds Shelf Registration Statement on Form N-2 filed with the SEC on June 25, 2021 (Accession
No. 0001133228-21-003637).

(c)	Voting Trust Agreements. Not applicable.
(d)	Instruments Defining Rights of Security Holders. See exhibits (2)(a) and (2)(b), above.
(e)	Dividend Reinvestment Plan dated June 25, 2021 – FILED HEREWITH.
(f)	Instruments Defining Rights of Long-term Debt Holders. Not applicable.
(g)	Investment Advisory Contracts.
(1)
Amended and Restated Investment Advisory Agreement dated June 30, 2020 between the Fund and John Hancock
Investment Management LLC[1] (the “Advisor”) – previously filed as exhibit 99.(2)(G)(1) to the Funds Shelf Registration
Statement on Form N-2 filed with the SEC on June 25, 2021 (Accession No. 0001133228-21-003637).

(2)
Sub-Advisory Agreement dated December 31, 2005 with the Advisor and Manulife Investment Management (US) LLC[2] –
previously filed as exhibit 99.(2)(G)(2) to the Funds Shelf Registration Statement on Form N-2 filed with the SEC on June 25,
2021 (Accession No. 0001133228-21-003637).

(3)
Sub-Advisory Agreement Amendment Dated January 18, 2013 – previously filed as exhibit 99.(2)(G)(3) to the Funds Shelf
Registration Statement on Form N-2 filed with the SEC on June 25, 2021 (Accession No. 0001133228-21-003637).

(h)	Underwriting or Distribution Contracts.
(1) Form of Distribution Agreement between John Hancock Investment Management Distributors LLC[3] (the “Distributor”), and the Fund – TO BE FILED BY AMENDMENT.
(2) Form of Dealer Agreement between the Distributor and the Dealer – TO BE FILED BY AMENDMENT.
(i)	Bonus or Profit Sharing Contracts. Not applicable.
(j)
Custodian Agreement. Master Custodian Agreement dated September 10, 2008 between the Fund and State Street Bank and
Trust Company – previously filed as exhibit 99.(2)(J) to the Funds Shelf Registration Statement on Form N-2 filed with the SEC on
June 25, 2021 (Accession No. 0001133228-21-003637).

(1)
Amendment dated October 1, 2015 to the Master Custodian Agreement dated September 10, 2008 between the Fund and
State Street Bank and Trust Company – previously filed as exhibit 99.(2)(J)(1) to the Funds Shelf Registration Statement on
Form N-2 filed with the SEC on June 25, 2021 (Accession No. 0001133228-21-003637).

(k)	Other Material Contracts.

(1)
Administration Agreement Dated August 15, 1994 – previously filed as exhibit 99.(2)(K)(1) to the Funds Shelf Registration
Statement on Form N-2 filed with the SEC on June 25, 2021 (Accession No. 0001133228-21-003637).

(a)
Amendment dated September 11, 2012 to the Administration Agreement – previously filed as exhibit 99.(2)(K)(1)(A) to the Funds Shelf Registration Statement on Form N-2 filed with the SEC on June 25, 2021 (Accession No.
0001133228-21-003637).

	(b)	Form of Expense Limitation Agreement between the Advisor and the Fund with respect to the Administration Agreement dated December 14, 2023 – FILED HEREWITH.
(2)
Service Agreement dated June 30, 2020 among the Fund, the Advisor, and the Fund’s Chief Compliance Officer – previously filed as exhibit 99.(2)(K)(2) to the Funds Shelf Registration Statement on Form N-2 filed with the SEC on June 25,
2021(Accession No. 0001133228-21-003637).

(3)
Service Agreement for Transfer Agent Services dated June 1, 2002 with Computershare Inc4 – previously filed as exhibit
99.(2)(K)(3) to the Funds Shelf Registration Statement on Form N-2 filed with the SEC on June 25, 2021(Accession No.
0001133228-21-003637).

(a)
Amendment dated July 1, 2007 to the Service Agreement for Transfer Agent Services – previously filed as exhibit
99.(2)(K)(3)(A) to the Funds Shelf Registration Statement on Form N-2 filed with the SEC on June 25, 2021(Accession
No. 0001133228-21-003637).

(b)
Amendment dated September 25, 2007 to the Service Agreement for Transfer Agent Services – previously filed as exhibit 99.(2)(K)(3)(B) to the Funds Shelf Registration Statement on Form N-2 filed with the SEC on June 25,
2021(Accession No. 0001133228-21-003637).

(c)
Amendment dated October 10, 2007 to the Service Agreement for Transfer Agent Services –previously filed as exhibit
99.(2)(K)(3)(C) to the Funds Shelf Registration Statement on Form N-2 filed with the SEC on June 25, 2021(Accession
No. 0001133228-21-003637).

(d)
Amendment dated July 1, 2010 to the Service Agreement for Transfer Agent Services – previously filed as exhibit
99.(2)(K)(3)(D) to the Funds Shelf Registration Statement on Form N-2 filed with the SEC on June 25, 2021(Accession
No. 0001133228-21-003637).

(e)
Amendment dated October 18, 2010 to the Service Agreement for Transfer Agent Services – previously filed as exhibit
99.(2)(K)(3)(E) to the Funds Shelf Registration Statement on Form N-2 filed with the SEC on June 25, 2021(Accession
No. 0001133228-21-003637).

(f)
Amendment dated April 6, 2011 to the Service Agreement for Transfer Agent Services – previously filed as exhibit
99.(2)(K)(3)(F) to the Funds Shelf Registration Statement on Form N-2 filed with the SEC on June 25, 2021(Accession
No. 0001133228-21-003637).

(g)
Amendment dated March 31, 2013 to the Service Agreement for Transfer Agent Services – previously filed as exhibit
99.(2)(K)(3)(G) to the Funds Shelf Registration Statement on Form N-2 filed with the SEC on June 25, 2021(Accession
No. 0001133228-21-003637).

(h)
Amendment dated June 30, 2014 to the Service Agreement for Transfer Agent Services – previously filed as exhibit
99.(2)(K)(3)(H) to the Funds Shelf Registration Statement on Form N-2 filed with the SEC on June 25, 2021(Accession
No. 0001133228-21-003637).

(i)
Amendment dated June 30, 2016 to the Service Agreement for Transfer Agent Services – previously filed as exhibit
99.(2)(K)(3)(I) to the Funds Shelf Registration Statement on Form N-2 filed with the SEC on June 25, 2021(Accession
No. 0001133228-21-003637).

(j)
Amendment dated July 1, 2018 to the Service Agreement for Transfer Agent Services – previously filed as exhibit
99.(2)(K)(3)(J) to the Funds Shelf Registration Statement on Form N-2 filed with the SEC on June 25, 2021(Accession
No. 0001133228-21-003637).

	(k)	Amendment dated July 1, 2021 to the Service Agreement for Transfer Agent Services - FILED HEREWITH.
(4)	Agreement to Waive Advisory Fees and Reimburse Expenses dated June 29, 2023 – FILED HEREWITH.
(5)
Exchange Traded Fund of Closed-End Funds Investment Agreement between First Trust CEF Income Opportunity ETF and each closed-end investment company registered under the Investment Company Act of 1940, as amended advised by John
Hancock Investment Management LLC, dated January 19, 2022 - FILED HEREWITH.

(6)
Fund of Funds Investment Agreement between the John Hancock Variable Insurance Trust and each closed-end investment company advised by John Hancock Investment Management LLC dated January 19, 2022 – FILED HEREWITH.

(7)
Unit Investment Trust of Closed-End Funds Investment Agreement between FT Series on behalf of each of its existing and future series that invests in an Acquired Fund and each closed-end investment company advised by John Hancock Investment
Management LLC listed in Appendix A thereto dated January 19, 2022 - FILED HEREWITH.

(l)	Legal Opinion – FILED HEREWITH.
(m)	Non-resident Consent to Service of Process. Not applicable.
(n)	Other Opinions. Consent of Independent Registered Public Accounting Firm – TO BE FILED BY AMENDMENT.
(o)	Omitted Financial Statements. Not applicable.
(p)	Agreement Related to Initial Capital. Not applicable.
(q)	Model Retirement Plan. Not applicable.
(r)	Codes of Ethics.
(1)
Code of Ethics, dated January 1, 2008 (as revised April 1, 2024) of John Hancock Investment Management LLC1, John
Hancock Variable Trust Advisers LLC, John Hancock Investment Management Distributors LLC, John Hancock Distributors,
LLC, and each open-end and closed-end fund advised by a John Hancock advisor – FILED HEREWITH.

(2)
Code of Ethics for Global Wealth and Asset Management and General Account Investments (Manulife
InvestmentManagement (US) LLC (formerly known as John Hancock Asset Management a division of Manulife Asset
Management (US)LLC)  and Manulife Investment Management (North America) Limited (formerly known as John Hancock
Asset Managementa division of Manulife Asset Management (North America) Limited)) dated April 1, 2024 – FILED
HEREWITH.

(3) Code of Ethics for the Independent Trustees of the John Hancock Funds effective December 6, 2005, amended andrestated January 1, 2024 – FILED HEREWITH.
(s)	Calculation of Filing Fee Table – FILED HEREWITH.
(t)	Power of Attorney dated December 14, 2023 - FILED HEREWITH.
1
Prior to June 28, 2019, John Hancock Investment Management LLC was known as John Hancock Advisers, LLC.
2
Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly known as MFC Global Investment Management (U.S.) LLC).
3
Prior to June 28, 2019, John Hancock Investment Management Distributors LLC was known as John Hancock Funds, LLC (formerly known as John Hancock Broker Distribution Services, Inc.).
Item 26. Marketing Arrangements
Form of Distribution Agreement and Form of Dealer Agreement – TO BE FILED BY AMENDMENT.
Item 27. Other Expenses of Issuance and Distribution
The approximate expenses in connection with the offering are as follows:
Registration and Filing Fees	$6,190
Financial Industry Regulatory Authority Fee	$9,005
New York Stock Exchange Fee	$2,500
Cost of Printing and Engraving	$0.00
Accounting Fee and Expenses	$6,541
Legal Fees and Expenses	$175,000
Total	$199,236
Item 28. Persons Controlled by or Under Common Control
John Hancock Investment Management LLC (the “Advisor”) is the investment advisor to the Fund. The Advisor is a an indirect principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (“Manulife Financial”), a publicly traded company based in Toronto, Canada. A corporate organization list is set forth below.

Item 29. Number of Holders of Securities
Set forth below is the number of record holders as of April 16, 2024, of each class of securities of the Fund:
Title of Class	Number of Record Holders
Shares of Common Stock, no par value	316
Item 30. Indemnification
Indemnification provisions relating to the Fund’s Trustees, officers, employees and agents are set forth in Section 4.3 of Article IV of Fund’s Declaration of Trust, as previously filed.
The form of Underwriting Agreement contains provisions limiting the liability and providing for indemnification of the Trustees and officers under certain circumstances.
The Fund’s Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the provisions described in this Item 30, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Article V of the Limited Liability Company Agreement of the Advisor provides as follows:
“Section 5.06. Indemnity and Exculpation.
(a)
No Indemnitee, and no shareholder, director, officer, member, manager, partner, agent, representative, employee or Affiliate of an Indemnitee, shall have any liability to the Company or to any Member for any loss suffered by the Company (or the Corporation) which arises out of any action or inaction by such Indemnitee with respect to the Company (or the Corporation) if such Indemnitee so acted or omitted to act (i) in the good faith (A) belief that such course of conduct was in, or was not opposed to, the best interests of the Company (or the Corporation), or (B) reliance on the provisions of this Agreement, and (ii) such course of conduct did not constitute gross negligence or willful misconduct of such Indemnitee.
(b)
The Company shall, to the fullest extent permitted by applicable law, indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was, or has agreed to become, a Director or Officer, or is or was serving, or has agreed to serve, at the request of the Company (or previously at the request of the Corporation), as a director, officer, manager or trustee of, or in a similar capacity with, another corporation, partnership, limited liability company, joint venture, trust or other enterprise (including any employee benefit plan) (all such persons being referred to hereafter as an “Indemnitee”), or by reason of any action alleged to have been taken or omitted in such capacity, against all expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by or on behalf of an Indemnitee in connection with such action, suit or proceeding and any appeal therefrom.
(c)
As a condition precedent to his right to be indemnified, the Indemnitee must notify the Company in writing as soon as practicable of any action, suit, proceeding or investigation involving him for which indemnity hereunder will or could be sought. With respect to any action, suit, proceeding or investigation of which the Company is so notified, the Company will be entitled to participate therein at its own expense and/or to assume the defense thereof at its own expense, with legal counsel reasonably acceptable to the Indemnitee.
(d)
In the event that the Company does not assume the defense of any action, suit, proceeding or investigation of which the Company receives notice under this Section 5.06, the Company shall pay in advance of the final disposition of such matter any expenses (including attorneys’ fees) incurred by an Indemnitee in defending a civil or criminal action, suit, proceeding or investigation or any appeal therefrom; provided, however, that the payment of such expenses incurred by an Indemnitee in advance of the final disposition of such matter shall be made only upon receipt of an undertaking by or on behalf of the Indemnitee to repay all amounts so advanced in the event that it shall ultimately be determined that the Indemnitee is not entitled to be indemnified by the Company as authorized in this Section 5.06, which undertaking shall be accepted without reference to the financial ability of the Indemnitee to make such repayment; and further provided that no such advancement of expenses shall be made if it is determined that (i) the Indemnitee did not act in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Company, or (ii) with respect to any criminal action or proceeding, the Indemnitee had reasonable cause to believe his conduct was unlawful.
(e)
The Company shall not indemnify an Indemnitee seeking indemnification in connection with a proceeding (or part thereof) initiated by such Indemnitee unless the initiation thereof was approved by the Board of Directors. In addition, the Company shall not indemnify an Indemnitee to the extent such Indemnitee is reimbursed from the proceeds of insurance, and in the event the Company makes any indemnification payments to an Indemnitee and such Indemnitee is subsequently reimbursed from the proceeds of insurance, such Indemnitee shall promptly refund such indemnification payments to the Company to the extent of such insurance reimbursement.
(f)
All determinations hereunder as to the entitlement of an Indemnitee to indemnification or advancement of expenses shall be made in each instance by (a) a majority vote of the Directors consisting of persons who are not at that time parties to the action, suit or proceeding in question (“Disinterested Directors”), whether or not a quorum, (b) a majority vote of a quorum of the outstanding Common Shares, which quorum shall consist of Members who are not at that time parties to the action, suit or proceeding in question, (c) independent legal counsel (who may, to the extent permitted by law, be regular legal counsel to the Company), or (d) a court of competent jurisdiction.
(g)
The indemnification rights provided in this Section 5.06 (i) shall not be deemed exclusive of any other rights to which an Indemnitee may be entitled under any law, agreement or vote of Members or Disinterested Directors or otherwise, and (ii) shall inure to the benefit of the heirs, executors and administrators of the Indemnitees. The Company may, to the extent authorized from time to time by its Board of Directors, grant indemnification rights to other employees or agents of the Company or other persons serving the Company and such rights may be equivalent to, or greater or less than, those set forth in this Section 5.06. Any indemnification to be provided hereunder may be provided although the person to be indemnified is no longer a Director or Officer.”
Item 31. Business and Other Connections of Investment Adviser
For information as to the business, profession, vocation or employment of a substantial nature of each of the directors and executive officers of the Advisor and the Subadvisor, reference is made to the information set forth under: (i) the caption “Investment Advisory and Other Services” in the Statement of Additional Information; (ii) Item 6 of the Form ADV Part II of John Hancock Investment Management LLC (File No. 801-8124) filed with the SEC; and (iii) Item 6 of the Form ADV Part II of Manulife Investment Management (US) LLC (File No. 801-42023) filed with the SEC, all of which are incorporated herein by reference.
Item 32. Location of Accounts and Records
All applicable accounts, books and documents required to be maintained by the Fund by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are in the possession and custody of the Fund’s custodian, State Street Bank and Trust Company, Corporate Headquarters, State Street Financial Center, One Congress Street, Suite 1, Boston, Massachusetts 02114, and its transfer agent, Computershare Shareowner Services LLC, 150 Royall Street, Canton, Massachusetts, 02021, with the exception of certain corporate documents and portfolio trading documents that are in the possession and custody of the Advisor, 200 Berkeley Street, Boston, Massachusetts, 02116, and the Subadvisor, 197 Clarendon Street, Boston, MA 02116. The Fund is informed that all applicable accounts, books and documents required to be maintained by registered investment advisors are in the custody and possession of the Advisor and the Subadvisor.
Item 33. Management Services
Not applicable.
Item 34. Undertakings
1.
Not applicable.
2.
Not applicable.
3.
The Common Shares being registered will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act. Accordingly, the Fund undertakes:
a.
To file, during any period in which offers or sales are being made, a post-effective amendment to the Registration Statement:

(1)
To include any prospectus required by Section 10(a)(3) of the Securities Act;
(2)
To reflect in the prospectus any facts or events after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the Registration Statement; and
(3)
To include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement.
Provided, however, that paragraphs a(1), a(2), and a(3) of this section do not apply if the registration statement is filed pursuant to General Instruction A.2 of this Form and the information required to be included in a post-effective amendment by those paragraphs is contained in reports filed with or furnished to the Commission by the Registrant pursuant to Section 13 or Section 15(d) of the Exchange Act that are incorporated by reference into the registration statement, or is contained in a form of prospectus filed pursuant to Rule 424(b) that is part of the registration statement.
b.
That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof.
c.
To remove from registration by means of a post-effective amendment any of the Common Shares being registered which remain unsold at the termination of the offering.
d.
That, for the purpose of determining liability under the Securities Act to any purchaser:
(1)
if the Fund is subject to Rule 430B:
(A)
Each prospectus filed by the Fund pursuant to Rule 424(b)(3) shall be deemed to be part of the Registration Statement as of the date the filed prospectus was deemed part of and included in the Registration Statement; and
(B)
Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a Registration Statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the Registration Statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the Registration Statement relating to the securities in the Registration Statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a Registration Statement or prospectus that is part of the Registration Statement or made in a document incorporated or deemed incorporated by reference into the Registration Statement or prospectus that is part of the Registration Statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the Registration Statement or prospectus that was part of the Registration Statement or made in any such document immediately prior to such effective date; or
(2)
if the Fund is subject to Rule 430C: Each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a Registration Statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A under the Securities Act, shall be deemed to be part of and included in the Registration Statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a Registration Statement or prospectus that is part of the Registration Statement or made in a document incorporated or deemed incorporated by reference into the Registration Statement or prospectus that is part of the Registration Statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the Registration Statement or prospectus that was part of the Registration Statement or made in any such document immediately prior to such date of first use.
e.
That for the purpose of determining liability of the Fund under the Securities Act to any purchaser in the initial distribution of Common Shares:
The undersigned Fund undertakes that in a primary offering of securities of the undersigned Fund pursuant to this Registration Statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Fund will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:
(1)
any preliminary prospectus or prospectus of the undersigned Fund relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;
(2)
free writing prospectus relating to the offering prepared by or on behalf of the undersigned Fund or used or referred to by the undersigned Fund;
(3)
the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Fund or its securities provided by or on behalf of the undersigned Fund; and

(4)
any other communication that is an offer in the offering made by the undersigned Fund to the purchaser.
4.
The Fund undertakes that, for the purpose of determining any liability under the Securities Act:
a.
the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Fund pursuant to 424(b)(1) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and
b.
each post- effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.
5.
The undersigned Fund hereby undertakes that, for purposes of determining any liability under the Securities Act of 1933, each filing of the Fund’s annual report pursuant to Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934 that is incorporated by reference into the Registration Statement shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.
6.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
7.
The Fund undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 30th day of April, 2024.
JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND
By:	/s/ Kristie M. Feinberg
Name: Kristie M. Feinberg Title: President
Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.
Signature	Title	Date
/s/ Kristie M. Feinberg	President	April 30, 2024
Kristie M. Feinberg
/s/ Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	April 30, 2024
Charles A. Rizzo
/s/ Andrew G. Arnott*	Trustee	April 30, 2024
Andrew G. Arnott
/s/ James R. Boyle*	Trustee	April 30, 2024
James R. Boyle
/s/ William H. Cunningham*	Trustee	April 30, 2024
William H. Cunningham
/s/ Noni L. Ellison*	Trustee	April 30, 2024
Noni L. Ellison
/s/ Grace K. Fey*	Trustee	April 30, 2024
Grace K. Fey
/s/ Dean C. Garfield*	Trustee	April 30, 2024
Dean C. Garfield
/s/ Deborah C. Jackson*	Trustee	April 30, 2024
Deborah C. Jackson
/s/ Paul Lorentz*	Trustee	April 30, 2024
Paul Lorentz
/s/ Hassell H. McClellan*	Trustee	April 30, 2024
Hassell H. McClellan
/s/ Steven R. Pruchansky*	Trustee	April 30, 2024
Steven R. Pruchansky
/s/ Frances G. Rathke*	Trustee	April 30, 2024
Frances G. Rathke
/s/ Gregory A. Russo*	Trustee	April 30, 2024
Gregory A. Russo
*
By: Power of Attorney.
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By:	/s/Thomas W. Dee
Thomas W. Dee Attorney-In-Fact
*
Pursuant to Power of Attorney filed herewith.
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Exhibit Index
(e)	Dividend Reinvestment Plan dated June 25, 2021
(k)(1)(b)	Form of Expense Limitation Agreement between the Advisor and the Fund with respect to the Administration Agreement dated December 14, 2023
(k)(3)(k)	Amendment dated July 1, 2021 to the Service Agreement for Transfer Agent Services
(k)(4)	Agreement to Waive Advisory Fees and Reimburse Expenses dated June 29, 2023
(k)(5)
Exchange Traded Fund of Closed-End Funds Investment Agreement between First Trust CEF Income Opportunity ETF and each closed-end investment company registered under the Investment Company Act of 1940, as amended advised by John
Hancock Investment Management LLC, dated January 19, 2022

(k)(6)	Fund of Funds Investment Agreement between the John Hancock Variable Insurance Trust and each closed-end investment company advised by John Hancock Investment Management LLC dated January 19, 2022
(k)(7)
Unit Investment Trust of Closed-End Funds Investment Agreement between FT Series on behalf of each of its existing and future series that invests in an Acquired Fund and each closed-end investment company advised by John Hancock
Investment Management LLC listed in Appendix A thereto dated January 19, 2022

(l)	Legal Opinion
(r)(1)
Code of Ethics, dated January 1, 2008 (as revised April 1, 2024) of John Hancock Investment Management LLC, John
Hancock Variable Trust Advisers LLC, John Hancock Investment Management Distributors LLC, John Hancock Distributors,
LLC, and each open-end and closed-end fund advised by a John Hancock advisor

(r)(2)
Code of Ethics for Global Wealth and Asset Management and General Account Investments (Manulife Investment
Management (US) LLC (formerly known as John Hancock Asset Management a division of Manulife Asset Management (US)
LLC)  and Manulife Investment Management (North America) Limited (formerly known as John Hancock Asset Management a division of Manulife Asset Management (North America) Limited)) dated April 1, 2024

(r)(3)	Code of Ethics for the Independent Trustees of the John Hancock Funds effective December 6, 2005, amended and restated January 1, 2024
(s)	Calculation of Filing Fee Table
(t)	Power of Attorney dated December 14, 2023
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